UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

RBC Funds Trust
(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402-1240
(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.
RBC Plaza

60 South Sixth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

December 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 98.59%
Consumer Discretionary — 11.70%
10,300	Fossil, Inc.*	$958,930
14,100	Guess?, Inc.	346,014
77,120	LKQ Corp.*	1,627,232
20,800	Monro Muffler Brake, Inc.	727,376
6,300	Panera Bread Co., Class A*	1,000,629
20,200	Tractor Supply Co.	1,784,872
11,400	Under Armour, Inc.*	553,242
14,100	WMS Industries, Inc.*	246,750

		7,245,045

Consumer Staples — 6.36%
14,100	Church & Dwight Co., Inc.	755,337
18,900	Pricesmart, Inc.	1,456,245
6,900	Ralcorp Holdings, Inc.*	618,585
20,700	United Natural Foods, Inc.*	1,109,313

		3,939,480

Energy — 7.39%
10,300	Dril-Quip, Inc.*	752,415
27,400	Gulfport Energy Corp.*	1,047,228
19,880	Oceaneering International, Inc.	1,069,345
12,400	Oil States International, Inc.*	887,096
18,200	Unit Corp.*	819,910

		4,575,994

Financials — 8.46%
6,000	Affiliated Managers Group, Inc.*	780,900
15,200	Eaton Vance Corp.	484,120
12,700	Federated Investors, Inc., Class B	256,921
16,500	First Cash Financial Services, Inc.*	818,730
23,200	HCC Insurance Holdings, Inc.	863,272
26,700	Raymond James Financial, Inc.	1,028,751
7,300	Signature Bank*	520,782
27,200	Tower Group, Inc.	483,344

		5,236,820

Health Care — 20.08%
39,200	Bruker Corp.*	598,584
22,740	Catamaran Corp.*	1,071,281
18,100	Cepheid, Inc.*	611,961
8,600	Charles River Laboratories International, Inc.*	322,242
6,900	Edwards Lifesciences Corp.*	622,173
13,000	Henry Schein, Inc.*	1,045,980
10,400	IDEXX Laboratories, Inc.*	965,120

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

10,900	Integra LifeSciences Holdings Corp.*	$424,773
5,600	Laboratory Corp of America Holdings*	485,072
4,700	Mettler-Toledo International, Inc.*	908,510
9,400	MWI Veterinary Supply, Inc.*	1,034,000
21,700	NuVasive, Inc.*	335,482
21,000	PAREXEL International Corp.*	621,390
7,800	Perrigo Co.	811,434
8,900	Varian Medical Systems, Inc.*	625,136
26,600	Volcano Corp.*	628,026
9,000	Waters Corp.*	784,080
9,900	West Pharmaceutical Services, Inc.	542,025

		12,437,269

Industrials — 21.13%
6,900	Alliant Techsystems, Inc.	427,524
35,600	AMETEK, Inc.	1,337,492
13,300	Clean Harbors, Inc.*	731,633
22,940	Donaldson Co., Inc.	753,350
10,680	Expeditors International of Washington, Inc.	422,394
5,600	Flowserve Corp.	822,080
8,240	Huron Consulting Group, Inc.*	277,606
11,800	Jacobs Engineering Group, Inc.*	502,326
11,000	Landstar System, Inc.	577,060
13,300	MSC Industrial Direct Co., Inc., Class A	1,002,554
12,900	Polypore International, Inc.*	599,850
6,200	Portfolio Recovery Associates, Inc.*	662,532
10,790	Roper Industries, Inc.	1,202,869
10,900	Stericycle, Inc.*	1,016,643
10,700	Teledyne Technologies, Inc.*	696,249
12,500	Towers Watson & Co., Class A	702,625
17,400	Waste Connections, Inc.	587,946
20,100	Woodward, Inc.	766,413

		13,089,146

Information Technology — 16.16%
11,020	ANSYS, Inc.*	742,087
19,010	Autodesk, Inc.*	672,003
20,000	Bottomline Technologies, Inc.*	527,800
10,440	Dolby Laboratories, Inc., Class A	306,205
7,600	F5 Networks, Inc.*	738,340
16,800	Global Payments, Inc.	761,040
15,300	Informatica Corp.*	463,896
6,900	Mantech International Corp., Class A	178,986
17,750	Microchip Technology, Inc.	578,473
18,200	MICROS Systems, Inc.*	772,408
19,250	National Instruments Corp.	496,843
13,200	Open Text Corp.*	737,484
17,700	Plexus Corp.*	456,660

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

42,400	Riverbed Technology, Inc.*	$836,128
22,600	Synopsys, Inc.*	719,584
10,800	Ultimate Software Group, Inc.*	1,019,628

		10,007,565

Materials — 7.31%
15,500	Airgas, Inc.	1,414,995
16,100	AptarGroup, Inc.	768,292
24,400	Balchem Corp.	888,160
10,700	Reliance Steel & Aluminum Co.	664,470
10,800	Sigma-Aldrich Corp.	794,664

		4,530,581

Total Common Stocks		61,061,900

(Cost $41,941,517)
Investment Company — 2.55%
1,580,450	JPMorgan Prime Money Market Fund	1,580,450

Total Investment Company		1,580,450

(Cost $1,580,450)

Total Investments		$62,642,350
(Cost $43,521,967)(a) — 101.14%

Liabilities in excess of other assets — (1.14)%		(703,027)

NET ASSETS — 100.00%		$61,939,323

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 97.59%
Consumer Discretionary — 21.74%
34,400	Books-A-Million, Inc.*	$91,504
50,000	Bridgepoint Education, Inc.*	515,000
765,518	Casual Male Retail Group, Inc.*	3,215,176
114,438	Delta Apparel, Inc.*	1,599,843
22,500	Gordmans Stores, Inc.*	337,950
63,800	Grand Canyon Education, Inc.*	1,497,386
53,830	Mac-Gray Corp.	675,567
19,000	Red Robin Gourmet Burgers, Inc.*	670,510
250,900	RG Barry Corp.	3,555,253
162,400	Smith & Wesson Holding Corp.*	1,370,656
33,100	Sodastream International Ltd.*	1,485,859
161,233	Steinway Musical Instruments, Inc.*	3,410,078
216,700	Universal Electronics, Inc.*	4,193,145
177,900	Zagg, Inc.*	1,309,344

		23,927,271

Energy — 6.00%
30,208	Geospace Technologies Corp.*	2,684,585
102,400	Gulfport Energy Corp.*	3,913,728

		6,598,313

Financials — 12.94%
205,300	Asta Funding, Inc.	1,952,403
63,500	Boston Private Financial Holdings, Inc.	572,135
91,059	CoBiz Financial, Inc.	680,211
212,900	Compass Diversified Holdings	3,131,759
50,800	Firstcity Financial Corp.*	494,792
52,400	LaSalle Hotel Properties REIT	1,330,436
27,626	Mercantile Bank Corp.	455,829
74,489	MetroCorp Bancshares, Inc.*	818,634
80,000	National Interstate Corp.	2,305,600
71,174	Northrim BanCorp, Inc.	1,612,091

65,000	Washington Banking Co.	885,300

		14,239,190
Health Care — 6.94%
221,800	BioScrip, Inc.*	2,388,786
85,900	Exactech, Inc.*	1,456,005
58,700	Meridian Bioscience, Inc.	1,188,675
94,700	US Physical Therapy, Inc.	2,608,038

		7,641,504

Industrials — 19.29%
98,800	Acacia Research Corp.*	2,534,220
263,700	Air Transport Services Group, Inc.*	1,057,437
111,456	Allied Defense Group, Inc. (The)*(a)(b)	586,258

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

115,800	AZZ, Inc.	$4,450,194
198,325	Columbus McKinnon Corp.*	3,276,329
59,900	Ducommun, Inc.*	968,583
81,600	Ennis, Inc.	1,262,352
75,500	Greenbrier Cos., Inc.*	1,220,835
13,500	Hurco Cos, Inc.*	310,500
13,500	Marten Transport Ltd.	248,265
83,200	NN, Inc.*	762,112
20,325	Old Dominion Freight Line, Inc.*	696,741
50,900	Orion Marine Group, Inc.*	372,079
379,200	PGT, Inc.*	1,706,400
68,150	Sun Hydraulics Corp.	1,777,352

		21,229,657

Information Technology — 20.05%
48,082	Aspen Technology, Inc.*	1,328,986
97,200	Commtouch Software Ltd.*	301,320
136,774	Computer Task Group, Inc.*	2,493,390
55,100	comScore, Inc.*	759,278
348,000	Glu Mobile, Inc.*	796,920
100,200	Interactive Intelligence Group, Inc.*	3,360,708
93,100	KEYW Holding Corp. (The)*	1,181,439
62,238	Lionbridge Technologies, Inc.*	250,197
159,300	NIC, Inc.	2,602,962
55,600	Rubicon Technology, Inc.*	339,716
47,400	STEC, Inc.*	233,682
112,851	Tessco Technologies, Inc.	2,498,521
42,500	TNS, Inc.*	881,025
72,000	Tyler Technologies, Inc.*	3,487,680
184,500	Xyratex Ltd.	1,551,645

		22,067,469

Materials — 8.56%
110,116	Intertape Polymer Group, Inc.	883,130
63,700	Koppers Holdings, Inc.	2,430,155
62,500	Landec Corp.*	593,125
264,900	OMNOVA Solutions, Inc.*	1,856,949
99,588	Universal Stainless & Alloy*	3,661,851

		9,425,210

Telecommunication Services — 0.76%
257,200	Towerstream Corp.*	835,900

Utilities — 1.31%
55,800	Unitil Corp.	1,446,336

Total Common Stocks		107,410,850

(Cost $76,689,348)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	$0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Funds — 0.48%
18,800	SPDR S&P Regional Banking	525,836

Total Exchange Traded Funds		525,836

(Cost $373,522)
Investment Company — 2.58%
2,842,977	JPMorgan Prime Money Market Fund	2,842,977

Total Investment Company		2,842,977

(Cost $2,842,977)

Total Investments		$110,779,663
(Cost $79,905,847)(d) — 100.65%

Liabilities in excess of other assets — (0.65)%		(712,288)

NET ASSETS — 100.00%		$110,067,375

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $586,258 or 0.53% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/12 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$ 5.26
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2012 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 93.09%
Consumer Discretionary — 20.36%
59,300	Ascena Retail Group, Inc.*	$1,096,457
376,400	Casual Male Retail Group, Inc.*	1,580,880
36,700	Drew Industries, Inc.	1,183,575
40,400	Grand Canyon Education, Inc.*	948,188
20,100	Helen of Troy Ltd.*	671,139
48,500	Libbey, Inc.*	938,475
23,500	Maidenform Brands, Inc.*	458,015
88,223	RG Barry Corp.	1,250,120
42,200	Sally Beauty Holdings, Inc.*	994,654
25,600	Sodastream International Ltd.*	1,149,184
65,777	Steinway Musical Instruments, Inc.*	1,391,184
26,975	Steven Madden Ltd.*	1,140,233
38,400	True Religion Apparel, Inc.	976,128
91,623	Universal Electronics, Inc.*	1,772,905
100,600	Zagg, Inc.*	740,416

		16,291,553

Consumer Staples — 0.38%
14,300	Nash Finch Co.	304,304

Energy — 6.86%
2,900	C&J Energy Services, Inc.*	62,176
8,800	CARBO Ceramics, Inc.	689,392
16,400	Geospace Technologies Corp.*	1,457,468
58,500	Gulfport Energy Corp.*	2,235,870
25,400	World Fuel Services Corp.	1,045,718

		5,490,624

Financials — 10.65%
43,000	AMERISAFE, Inc.*	1,171,750
43,327	Asta Funding, Inc.	412,040
12,200	Chemical Financial Corp.	289,872
19,300	Community Bank System, Inc.	528,048
112,400	Compass Diversified Holdings	1,653,404
99,600	KKR Financial Holdings LLC	1,051,776
40,500	LaSalle Hotel Properties REIT	1,028,295
50,200	Netspend Holdings, Inc.*	593,364
33,000	ProAssurance Corp.	1,392,270
27,400	Safeguard Scientifics, Inc.*	404,150

		8,524,969

Health Care — 6.39%
145,000	BioScrip, Inc.*	1,561,650
41,900	Masimo Corp.	880,319
19,600	Meridian Bioscience, Inc.	396,900
31,800	US Physical Therapy, Inc.	875,772

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

25,500	West Pharmaceutical Services, Inc.	$1,396,125

		5,110,766

Industrials — 23.63%
56,814	Acacia Research Corp.*	1,457,279
194,200	ACCO Brands Corp.*	1,425,428
46,060	Astronics Corp.*	1,053,853
4,269	Astronics Corp., Class B*	92,637
18,700	Atlas Air Worldwide Holdings, Inc.*	828,597
62,916	AZZ, Inc.	2,417,862
11,100	Chart Industries, Inc.*	740,037
92,000	Columbus McKinnon Corp.*	1,519,840
30,200	Ducommun, Inc.*	488,334
34,500	EnerSys*	1,298,235
23,200	Gardner Denver, Inc.	1,589,200
49,400	Greenbrier Cos., Inc.*	798,798
23,300	II-VI, Inc.*	425,691
45,700	Insteel Industries, Inc.	570,336
63,900	Interface, Inc.	1,027,512
12,950	Old Dominion Freight Line, Inc.*	443,926
17,600	Roadrunner Transportation Systems, Inc.*	319,264
43,100	Sun Hydraulics Corp.	1,124,048
14,700	Wabtec Corp.	1,286,838

		18,907,715

Information Technology — 17.43%
33,200	Aspen Technology, Inc.*	917,648
62,839	Computer Task Group, Inc.*	1,145,555
38,500	Interactive Intelligence Group, Inc.*	1,291,290
36,600	InterDigital, Inc.	1,504,260
13,100	Liquidity Services, Inc.*	535,266
32,600	Measurement Specialties, Inc.*	1,120,136
70,600	NIC, Inc.	1,153,604
61,300	Sapient Corp.*	647,328
44,700	Skyworks Solutions, Inc.*	907,410
23,000	STEC, Inc.*	113,390
86,500	Take-Two Interactive Software, Inc.*	952,365
47,100	Tessco Technologies, Inc.	1,042,794
35,100	Tyler Technologies, Inc.*	1,700,244
109,384	Xyratex Ltd.	919,920

		13,951,210

Materials — 6.69%
9,400	Kaiser Aluminum, Corp.	579,886
38,200	Koppers Holdings, Inc.	1,457,330
170,400	OMNOVA Solutions, Inc.*	1,194,504
57,791	Universal Stainless & Alloy*	2,124,975

		5,356,695

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

Utilities — 0.70%
13,200	UNS Energy Corp.	$559,944

Total Common Stocks		74,497,780

(Cost $58,402,277)
Exchange Traded Funds — 1.98%
18,800	iShares Russell 2000 Index Fund	1,584,652

Total Exchange Traded Funds		1,584,652

(Cost $1,577,903)
Investment Company — 3.81%
3,046,609	JPMorgan Prime Money Market Fund	3,046,609

Total Investment Company		3,046,609

(Cost $3,046,609)

Total Investments		$79,129,041
(Cost $63,026,789)(a) — 98.88%

Other assets in excess of liabilities — 1.12%		894,040

NET ASSETS — 100.00%		$80,023,081

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 97.69%
Consumer Discretionary — 20.20%
17,500	ALCO Stores, Inc.*	$153,650
3,725	Ambassadors International, Inc.*	19
18,000	Ambow Education Holding Ltd. ADR*	40,500
15,000	American Greetings Corp., Class A	253,350
13,500	America’s Car-Mart, Inc.*	547,020
17,000	Arctic Cat, Inc.*	567,630
19,000	Asbury Automotive Group, Inc.*	608,570
800	Biglari Holdings, Inc.*	312,016
54,000	Bluegreen Corp.*	506,520
10,000	Blyth, Inc.	155,500
46,000	Books-A-Million, Inc.*	122,360
15,127	Bowl America, Inc., Class A	189,087
14,000	Brown Shoe Co., Inc.	257,180
47,500	Build-A-Bear Workshop, Inc.*	181,450
44,000	Carriage Services, Inc.	522,280
12,000	Core-Mark Holding Co., Inc.	568,200
28,000	CSS Industries, Inc.	612,920
34,000	Delta Apparel, Inc.*	475,320
82	Digital Generation, Inc.*	891
15,000	E.W. Scripps Co. (The), Class A*	162,150
23,000	Entercom Communications Corp., Class A*	160,540
26,000	Flexsteel Industries, Inc.	557,700
36,000	Fred’s, Inc., Class A	479,160
58,000	Hastings Entertainment, Inc.	125,860
10,000	Haverty Furniture Cos., Inc.	163,100
15,000	Helen of Troy Ltd.*	500,850
32,000	hhgregg, Inc.*	224,640
31,000	Hooker Furniture Corp.	450,430
52,800	Isle of Capri Casinos, Inc.*	295,680
26,800	JAKKS Pacific, Inc.	335,536
24,000	Johnson Outdoors, Inc., Class A*	478,080
82,000	Journal Communications, Inc., Class A*	443,620
36,000	Kid Brands, Inc.*	55,800
50,310	Lakeland Industries, Inc.*	250,041
95,270	Lazare Kaplan International, Inc.*	128,615
42,000	La-Z-Boy, Inc.	594,300
31,000	Lifetime Brands, Inc.	328,910
19,000	Lithia Motors, Inc., Class A	710,980
46,000	Luby’s, Inc.*	307,740
33,000	Mac-Gray Corp.	414,150
45,000	Marcus Corp.	561,150
19,000	MarineMax, Inc.*	169,860
7,500	McRae Industries, Inc., Class A	134,100
26,000	Media General, Inc., Class A*	111,800
21,300	Mestek, Inc.	247,080
20,000	Modine Manufacturing Co.*	162,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

21,400	Movado Group, Inc.	$656,552
4,000	NACCO Industries, Inc., Class A	242,760
10,300	Nobility Homes, Inc.*	50,470
24,000	OfficeMax, Inc.	234,240
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.	365,165
135,000	Point.360*	79,650
90,600	Radio One, Inc., Class D*	68,856
56,000	Red Lion Hotels Corp.*	441,840
26,550	REX American Resources Corp.*	512,149
40,000	Rocky Brands, Inc.*	520,800
69,000	Ruby Tuesday, Inc.*	542,340
15,300	Saga Communications, Inc., Class A	711,450
45,150	Salem Communications Corp., Class A	246,519
45,000	Shiloh Industries, Inc.	463,500
26,000	Stage Stores, Inc.	644,280
27,000	Standard Motor Products, Inc.	599,940
33,000	Stein Mart, Inc.	248,820
25,000	Steinway Musical Instruments, Inc.*	528,750
80,000	Stewart Enterprises, Inc., Class A	611,200
17,000	Strattec Security Corp.	438,770
30,000	Superior Industries International, Inc.	612,000
33,000	Systemax, Inc.	318,450
75,000	Trans World Entertainment Corp.	261,000
38,000	Tuesday Morning Corp.*	237,500
37,000	Unifi, Inc.*	481,370
30,000	Universal Travel Group*	16,800
54,000	VOXX International Corp.*	363,420
1,397	Walking Co. Holdings, Inc. (The)	11,875
12,400	Weyco Group, Inc.	289,664

		25,429,065

Consumer Staples — 3.51%
12,600	Andersons, Inc. (The)	540,540
61,000	Central Garden and Pet Co.*	611,220
36,000	Chiquita Brands International, Inc.*	297,000
30,000	Ingles Markets, Inc., Class A	517,800
10,000	Nash Finch Co.	212,800
12,000	Oil-Dri Corp. of America	331,200
63,000	Omega Protein Corp.*	385,560
36,000	Prestige Brands Holdings, Inc.*	721,080
45,000	Roundy’s, Inc.	200,250
73,000	Royal Hawaiian Orchards LP*	262,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

22,000	Spartan Stores, Inc.	$337,920

		4,418,170

Energy — 2.96%
22,600	Basic Energy Services, Inc.*	257,866
42,700	Callon Petroleum Co.*	200,690
17,000	Calumet Specialty Products Partners LP	516,630
31,000	Constellation Energy Partners LLC*	36,890
9,000	Global Partners LP	228,150
27,000	Harvest Natural Resources, Inc.*	244,890
34,000	Knightsbridge Tankers Ltd.	178,500
19,000	Natural Gas Services Group, Inc.*	311,980
30,000	Newpark Resources, Inc.*	235,500
11,000	Niska Gas Storage Partners LLC	119,900
30,000	North American Energy Partners, Inc.*	102,000
14,600	PHI, Inc.*	459,900
13,000	PHI, Inc., Non voting*	435,370
8,000	Rose Rock Midstream LP	251,760
25,000	Teekay Tankers, Ltd., Class A	72,500
110,300	Trico Marine Services, Inc.*(a)(c)	0
21,000	Tsakos Energy Navigation Ltd.	78,750

		3,731,276

Financials — 22.42%
40,000	Affirmative Insurance Holdings, Inc.*	5,600
9,000	Agree Realty Corp. REIT	241,110
28,000	American Equity Investment Life Holding Co.	341,880
75,000	American Independence Corp.*	345,000
34,900	American Safety Insurance Holdings Ltd.*	660,308
34,190	Ameris Bancorp*	427,033
19,000	Apollo Commercial Real Estate Finance, Inc. REIT	308,370
6,000	Arlington Asset Investment Corp., Class A	124,620
68,000	Asta Funding, Inc.	646,680
20,000	Baldwin & Lyons, Inc., Class B	477,200
14,000	Banco Latinoamericano de Comercio Exterior SA	301,840
57,600	Bancorp, Inc.*	631,872
8,228	Banner Corp.	252,846
100,000	Beverly Hills Bancorp, Inc.*	500
34,000	California First National Bancorp	508,300
21,000	Camco Financial Corp.*	42,840
4,611	Capital Bank Financial Corp., Class A*	78,710
38,000	Capitol Bancorp Ltd.*	1,900
48,150	Citizens, Inc.*	532,057
133,000	Consumer Portfolio Services*	712,880
18,856	Cowen Group, Inc., Class A*	46,197
35,777	Donegal Group, Inc., Class A	502,309
8,444	Donegal Group, Inc., Class B	156,636
3,000	Duff & Phelps Corp., Class A	46,860

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

58,040	Dynex Capital, Inc. REIT	$547,898
27,000	EMC Insurance Group, Inc.	644,760
22,500	Federal Agricultural Mortgage Corp., Class C	731,250
70,000	Federated National Holding Co.	379,400
34,300	First Defiance Financial Corp.	658,217
11,000	First Financial Corp.	332,640
45,400	First Financial Holdings, Inc.	593,832
48,000	First Merchants Corp.	712,320
47,200	First Pactrust Bancorp, Inc.	579,144
38,000	First Place Financial Corp.*	190
42,000	First State Bancorporation*	50
25,000	Firstcity Financial Corp.*	243,500
660	Flagstar Bancorp, Inc.*	12,804
2,250	FRMO Corp.*	4,725
43,000	Guaranty Bancorp*	83,850
38,000	HF Financial Corp.	499,320
6,059	Hudson Valley Holding Corp.	94,339
39,600	Independence Holding Co.	376,992
9,000	Infinity Property & Casualty Corp.	524,160
31,000	Intervest Bancshares Corp., Class A*	120,590
8,300	Investors Title Co.	498,000
24,000	Jefferson Bancshares, Inc.*	66,000
24,000	JMP Group, Inc.	145,680
17,000	Kansas City Life Insurance Co.	648,720
37,000	Marlin Business Services Corp.	742,220
68,950	Meadowbrook Insurance Group, Inc.	398,531
91,000	MicroFinancial, Inc.	662,480
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	155,400
52,100	MutualFirst Financial, Inc.	606,444
5,300	National Security Group, Inc.	41,817
4,000	National Western Life Insurance Co., Class A	630,960
11,400	Navigators Group, Inc.*	582,198
44,000	Nicholas Financial, Inc.	545,600
13,000	One Liberty Properties, Inc. REIT	263,770
13,000	Onebeacon Insurance Group, Ltd., Class A	180,700
6,000	Oppenheimer Holdings, Inc., Class A	103,620
34,000	Oriental Financial Group, Inc.	453,900
18,000	Pacific Mercantile Bancorp*	113,220
2,468	Park Sterling Corp.*	12,908
29,000	Peoples Bancorp, Inc.	592,470
6,000	Piper Jaffray Cos.*	192,780
37,900	PMC Commercial Trust REIT	269,090
19,000	Provident Financial Holdings, Inc.	332,500
27,000	Provident New York Bancorp	251,370
20,000	Ramco-Gershenson Properties Trust REIT	266,200
56,674	Reis, Inc.*	738,462
23,000	Resource Capital Corp. REIT	128,800
11,000	Safety Insurance Group, Inc.	507,870

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

42,000	SeaBright Holdings, Inc.	$464,940
109,000	Signature Group Holdings, Inc.*	44,690
14,000	Simmons First National Corp., Class A	355,040
38,300	Southwest Bancorp, Inc.*	428,960
25,000	Sterling Bancorp NY	227,750
12,000	Stewart Information Services Corp.	312,000
35,600	Sun Bancorp, Inc.*	126,024
46,500	SWS Group, Inc.*	245,985
54,000	TierOne Corp.*(a)(b)(c)	0
52,000	Unico American Corp.	634,920
99,716	United Community Financial Corp.*	288,179
19,000	United Western Bancorp, Inc.*	3,036
29,000	Winthrop Realty Trust REIT	320,450
4,600	Ziegler Cos., Inc. (The)*	97,520

		28,214,733

Health Care — 6.17%
34,000	Albany Molecular Research, Inc.*	179,520
11,000	American Shared Hospital Services*	30,030
40,000	AngioDynamics, Inc.*	439,600
16,000	Assisted Living Concepts, Inc., Class A	156,000
73,000	BioScrip, Inc.*	786,210
22,000	Cambrex Corp.*	250,360
32,500	Cantel Medical Corp.	966,225
42,000	Capital Senior Living Corp.*	784,980
22,000	CONMED Corp.	614,900
46,000	Cross Country Healthcare, Inc.*	220,800
40,000	CryoLife, Inc.	249,200
45,000	Five Star Quality Care, Inc.*	225,450
24,970	Hanger, Inc.*	683,179
20,000	Invacare Corp.	326,000
7,100	Kewaunee Scientific Corp.	86,265
10,362	Kindred Healthcare, Inc.*	112,117
30,000	Lannett Co., Inc.*	148,800
15,000	MedCath Corp.*(a)(b)(c)	20,550
58,000	PharMerica Corp.*	825,920
40,000	Symmetry Medical, Inc.*	420,800
13,000	Triple-S Management Corp., Class B*	240,110

		7,767,016

Industrials — 21.51%
45,839	Aceto Corp.	460,224
24,000	Aegean Marine Petroleum Network, Inc.	126,720
3,000	Aegion Corp.*	66,570
18,000	Alamo Group, Inc.	587,520
102,000	Allied Motion Technologies, Inc.	665,040
8,000	Altra Holdings, Inc.	176,400
8,000	Ampco-Pittsburgh Corp.	159,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

10,000	AMREP Corp.*	$150,400
22,000	Baltic Trading Ltd.	65,560
17,000	CAI International, Inc.*	373,150
8,800	Cascade Corp.	565,840
30,000	CBIZ, Inc.*	177,300
36,000	Celadon Group, Inc.	650,520
93,525	Cenveo, Inc.*	252,517
2,800	Chicago Rivet & Machine Co.	54,460
13,400	CIRCOR International, Inc.	530,506
12,000	Comfort Systems USA, Inc.	145,920
36,178	Compx International, Inc.	503,960
16,000	Consolidated Graphics, Inc.*	558,720
50,000	Dolan Co. (The)*	194,500
24,000	Ducommun, Inc.*	388,080
19,000	Dycom Industries, Inc.*	376,200
10,750	Eagle Bulk Shipping Inc*	16,125
14,700	Eastern Co. (The)	232,554
9,880	Ecology and Environment, Inc., Class A	113,818
18,000	Encore Wire Corp.	545,580
35,000	Ennis, Inc.	541,450
10,000	EnPro Industries, Inc.*	409,000
24,000	Espey Manufacturing & Electronics Corp.	604,800
56,000	Excel Maritime Carriers Ltd.*	24,360
30,000	Federal Signal Corp.*	228,300
16,000	FLY Leasing Ltd. ADR	197,120
69,000	Frozen Food Express Industries*	61,410
17,000	G&K Services, Inc., Class A	580,550
15,000	Genco Shipping & Trading Ltd.*	52,350
25,000	GenCorp, Inc.*	228,750
38,000	Gibraltar Industries, Inc.*	604,960
10,300	GP Strategies Corp.*	212,695
16,000	Greenbrier Cos., Inc.*	258,720
35,000	Griffon Corp.	401,100
25,750	Hardinge, Inc.	255,955
22,000	Hill International, Inc.*	80,520
23,350	International Shipholding Corp.	384,808
26,000	Jinpan International Ltd.	150,020
6,000	Kadant, Inc.*	159,060
12,000	Key Technology, Inc.*	125,280
33,000	Kforce, Inc.	472,890
40,000	Kimball International, Inc., Class B	464,400
9,408	Kratos Defense & Security Solutions, Inc.*	47,322
64,000	LECG Corp.*	320
38,000	LS Starrett Co. (The), Class A	368,600
51,750	LSI Industries, Inc.	362,767
44,000	Lydall, Inc.*	630,960
22,875	Marten Transport Ltd.	420,671
50,000	Meritor, Inc.*	236,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares	Value

72,000	Mesa Air Group, Inc.*(a)(b)(c)	$0
38,117	Met-Pro Corp.	369,354
90,294	MFC Industrial Ltd.	772,014
34,000	Miller Industries, Inc.	518,500
34,000	NN, Inc.*	311,440
18,800	Northwest Pipe Co.*	448,568
40,000	On Assignment, Inc.*	811,200
20,000	Orion Marine Group, Inc.*	146,200
53,600	PAM Transportation Services, Inc.	548,328
5,200	Paragon Shipping, Inc., Class A*	11,648
40,160	Patrick Industries, Inc.*	624,890
16,000	Pike Electric Corp.	152,800
29,000	RCM Technologies, Inc.	146,450
27,500	Rush Enterprises, Inc., Class A*	568,425
45,000	Safe Bulkers, Inc.	151,200
13,000	Schawk, Inc.	171,080
10,000	SeaCube Container Leasing Ltd.	188,500
13,800	SL Industries, Inc.	248,400
11,000	Standex International Corp.	564,190
41,000	Superior Uniform Group, Inc.	469,040
58,115	Supreme Industries, Inc., Class A*	198,172
5,269	SYKES Enterprises, Inc.*	80,194
26,000	Tredegar Corp.	530,920
3,000	Trex Co., Inc.*	111,690
16,000	Universal Forest Products, Inc.	608,640
16,000	USA Truck, Inc.*	54,880
13,000	Viad Corp.	353,080
38,000	Vitran Corp., Inc.*	184,680
43,200	Volt Information Sciences, Inc.*	270,000
75,000	Willdan Group, Inc.*	166,500
41,000	Willis Lease Finance Corp.*	586,710

		27,071,355

Information Technology — 11.29%
67,300	Acorn Energy, Inc.	525,613
31,000	Anaren, Inc.*	602,950
12,000	Black Box Corp.	292,080
32,000	Blucora, Inc.*	502,720
70,000	CIBER, Inc.*	233,800
50,000	Comarco, Inc.*	7,500
21,000	Communications Systems, Inc.	218,400
33,000	CTS Corp.	350,790
30,000	Digi International, Inc.*	284,100
49,598	Dynamics Research Corp.*	290,148
30,000	Edgewater Technology, Inc.*	114,000
35,000	Electro Rent Corp.	538,300
33,000	Electro Scientific Industries, Inc.	328,350
19,400	ePlus, Inc.	801,996

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

9,000	Fabrinet*	$118,260
21,332	GSI Group, Inc.*	184,735
39,000	Insight Enterprises, Inc.*	677,430
63,375	Integrated Silicon Solution, Inc.*	570,375
15,000	JinkoSolar Holding Co. Ltd. ADR*	93,150
13,000	Kemet Corp.*	65,390
25,000	Keynote Systems, Inc.	352,250
21,000	Magal Security Systems Ltd.*	86,310
20,000	Measurement Specialties, Inc.*	687,200
56,000	Methode Electronics, Inc.	561,680
39,000	Newport Corp.*	524,550
29,000	Oplink Communications, Inc.*	451,820
83,000	Optical Cable Corp.	312,080
61,000	PC Connection, Inc.	701,500
67,000	Perceptron, Inc.	395,300
120,000	Performance Technologies, Inc.*	97,788
37,930	Photronics, Inc.*	226,063
24,000	Retalix Ltd.*	714,240
47,000	Richardson Electronics Ltd.	532,040
9,000	Rosetta Stone, Inc.*	111,060
29,000	Rudolph Technologies, Inc.*	390,050
70,000	Sigmatron International, Inc.*	284,900
13,000	STR Holdings, Inc.*	32,760
29,500	Tessco Technologies, Inc.	653,130
8,000	Vishay Precision Group, Inc.*	105,760
4,285	WebMediaBrands, Inc.*	8,570
100,000	WPCS International, Inc.*	39,000
15,000	XO Group, Inc.*	139,500

		14,207,638

Materials — 5.34%
55,200	American Pacific Corp.*	852,840
37,000	Blue Earth Refineries, Inc.*(a)(c)	0
20,000	China Green Agriculture, Inc.*	65,800
18,000	Friedman Industries, Inc.	182,160
5,000	Hawkins, Inc.	193,200
18,000	Innospec, Inc.	620,820
11,000	Materion Corp.	283,580
25,000	Myers Industries, Inc.	378,750
8,000	Neenah Paper, Inc.	227,760
10,400	North American Palladium Ltd.*	13,520
21,000	Olympic Steel, Inc.	464,940
38,000	Penford Corp.*	280,440
6,000	Quaker Chemical Corp.	323,160
21,000	Schulman (A), Inc.	607,530
45,000	Spartech Corp.*	408,150
11,000	Stepan Co.	610,940
75,000	Thompson Creek Metals Co., Inc.*	310,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

16,000	Universal Stainless & Alloy*	$588,320
3,200	Vulcan International Corp.	91,200
25,000	Wausau Paper Corp.	216,500

		6,720,110

Telecommunication Services — 0.51%
30,000	Premiere Global Services, Inc.*	293,400
30,000	USA Mobility, Inc.	350,400

		643,800

Utilities — 3.78%
9,000	American States Water Co.	431,820
6,108	California Water Service Group	112,082
10,000	CH Energy Group, Inc.	652,200
14,990	Chesapeake Utilities Corp.	680,546
21,500	Connecticut Water Service, Inc.	640,270
18,000	Delta Natural Gas Co., Inc.	351,900
18,600	Empire District Electric Co. (The)	379,068
28,400	Middlesex Water Co.	555,504
17,800	SJW Corp.	473,480
18,476	Unitil Corp.	478,898

		4,755,768

Total Common Stocks		122,958,931

(Cost $127,579,679)
Preferred Stock — 0.46%
3,122	Alere, Inc.	578,007

Total Preferred Stock		578,007

(Cost $504,723)
Exchange Traded Funds — 0.24%
2,700	iShares Russell Microcap Index Fund	141,075
13,400	PowerShares Zacks Micro Cap Portfolio	158,522

Total Exchange Traded Funds		299,597

(Cost $210,668)
Rights/Warrants — 0.00%
21,000	Camco Financial Corp. Rights*(a)(c)	0
32,000	Southern Community Financial Corp. Rights*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.43%
542,024	JPMorgan Prime Money Market Fund	542,024

Total Investment Company		542,024

(Cost $542,024)

Total Investments	124,378,559
(Cost $128,837,094)(d) — 98.82%

Other assets in excess of liabilities — 1.18%	$1,481,590

NET ASSETS — 100.00%	$125,860,149

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2012 (Unaudited)

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $20,550 or 0.02% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/12 Carrying Value Per Unit
21,000	Camco Financial Corp. Rights	02/18/2004	$—	$—
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
15,000	MedCath Corp.	05/23/2008	$306,542	$1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2012 (Unaudited)

Shares	Value

Common Stocks — 97.51%
Consumer Discretionary — 10.20%
670	ANN INC.*	$22,673
810	Ascena Retail Group, Inc.*	14,977
400	Brunswick Corp.	11,636
790	Dana Holding Corp.	12,332
640	H&R Block, Inc.	11,885
600	Jarden Corp.	31,020
790	Mattel, Inc.	28,930
1,810	Newell Rubbermaid, Inc.	40,309
681	Tenneco, Inc.*	23,910
570	TRW Automotive Holdings Corp.*	30,558

		228,230

Consumer Staples — 1.93%
265	Energizer Holdings, Inc.	21,195
570	Harris Teeter Supermarkets, Inc.	21,979

		43,174

Energy — 12.96%
1,070	Cameron International Corp.*	60,412
820	Dresser-Rand Group, Inc.*	46,035
950	Gulfport Energy Corp.*	36,309
790	Key Energy Services, Inc.*	5,491
1,250	McDermott International, Inc.*	13,775
2,850	Noble Corp.	99,237
950	QEP Resources, Inc.	28,757

		290,016

Financials — 19.88%
790	American Financial Group, Inc.	31,221
3,010	Fifth Third Bancorp	45,722
370	First Republic Bank	12,128
2,850	Hartford Financial Services Group, Inc.	63,954
960	HCC Insurance Holdings, Inc.	35,721
4,270	Huntington Bancshares, Inc.	27,285
7,310	KKR Financial Holdings LLC	77,194
600	LaSalle Hotel Properties REIT	15,234
880	People’s United Financial, Inc.	10,639
950	Reinsurance Group of America, Inc.	50,844
1,860	Tower Group, Inc.	33,052
2,020	Unum Group	42,056

		445,050

Health Care — 6.98%
970	AmerisourceBergen Corp.	41,884
740	Endo Health Solutions, Inc.*	19,440
260	Humana, Inc.	17,844

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares	Value

1,260	Mylan, Inc.*	$34,625
880	Universal Health Services, Inc., Class B	42,548

		156,341

Industrials — 19.86%
1,530	Acacia Research Corp.*	39,245
12,190	ACCO Brands Corp.*	89,474
720	Fluor Corp.	42,293
490	Gardner Denver, Inc.	33,565
1,290	KBR, Inc.	38,597
450	Kirby Corp.*	27,851
215	Old Dominion Freight Line, Inc.*	7,370
320	Owens Corning*	11,837
170	Regal-Beloit Corp.	11,980
620	Republic Services, Inc.	18,184
960	Spirit Airlines, Inc.*	17,011
310	SPX Corp.	21,747
470	Triumph Group, Inc.	30,691
690	United Rentals, Inc.*	31,409
1,070	Werner Enterprises, Inc.	23,187

		444,441

Information Technology — 7.07%
780	Arrow Electronics, Inc.*	29,702
640	Avnet, Inc.*	19,590
110	CACI International, Inc., Class A*	6,053
1,850	Fairchild Semiconductor International, Inc.*	26,640
3,760	Skyworks Solutions, Inc.*	76,328

		158,313

Materials — 13.72%
570	Allegheny Technologies, Inc.	17,305
690	Ashland, Inc.	55,483
250	Buckeye Technologies, Inc.	7,177
1,330	Crown Holdings, Inc.*	48,957
554	Cytec Industries, Inc.	38,132
1,220	International Paper Co.	48,605
2,410	Owens-Illinois, Inc.*	51,261
80	Reliance Steel & Aluminum Co.	4,968
900	Schweitzer-Mauduit International, Inc.	35,127

		307,015

Telecommunication Services — 0.48%
1,296	Windstream Corp.	10,731

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

Utilities — 4.43%
200	Cleco Corp.	$8,002
810	CMS Energy Corp.	19,748
1,310	Edison International	59,199
350	NorthWestern Corp.	12,155

		99,104

Total Common Stocks		2,182,415

(Cost $2,032,547)
Investment Company — 2.78%
62,307	JPMorgan Prime Money Market Fund	62,307

Total Investment Company		62,307

(Cost $62,307)

Total Investments		$2,244,722
(Cost $2,094,854)(a) — 100.29%

Liabilities in excess of other assets — (0.29)%		(6,558)

NET ASSETS — 100.00%		$2,238,164

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 0.06%
Finance - Diversified Domestic — 0.06%
$ 6,714,065	Enterprise Fleet Funding LLC Series 2012-1, Class A1, 0.46%, 5/20/13(a)	$6,714,065
1,383,200	Great America Leasing Receivables Series 2012-1 Class A1, 0.51%, 4/15/13(a)	1,383,200

		8,097,265

Total Asset Backed Securities		8,097,265

(Cost $8,097,265)
Asset Backed Commercial Paper — 3.01%
Finance - Diversified Domestic — 3.01%
13,000,000	Cancara Asset Securitisation LLC, 0.18%, 1/2/13(a)(b)	13,000,000
65,000,000	Cancara Asset Securitisation LLC, 0.25%, 1/18/13(a)(b)	64,992,778
50,000,000	Cancara Asset Securitisation LLC, 0.25%, 2/21/13(a)(b)	49,982,639
50,000,000	Collateralized Commercial Paper II Co., LLC, (JPMorgan) 0.34%, 1/4/13(b)	49,999,056
25,000,000	Kells Funding LLC, 0.29%, 3/6/13(a)(b)	24,987,314
50,000,000	Kells Funding LLC, 0.31%, 4/18/13(a)(b)	49,954,361
40,000,000	Kells Funding LLC, 0.31%, 4/22/13(a)(b)	39,962,111
50,000,000	Kells Funding LLC, 0.32%, 2/11/13(a)(b)	49,982,222
75,000,000	Kells Funding LLC, 0.34%, 5/20/13(a)(b)	74,902,250

Total Asset Backed Commercial Paper		417,762,731

(Cost $417,762,731)
Commercial Paper — 30.95%
Agriculture — 0.58%
55,000,000	Cargill Global Funding Plc, 0.16%, 1/2/13(a)(b)	55,000,000
25,000,000	Cargill Global Funding Plc, 0.16%, 1/3/13(a)(b)	24,999,889

		79,999,889

Banks - Australia & New Zealand — 2.78%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.54%, 2/25/13(a)(b)	49,959,500
50,000,000	Commonwealth Bank Australia, 0.21%, 1/17/13(a)(b)	49,995,625
50,000,000	Commonwealth Bank Australia, 0.22%, 2/21/13(a)(b)	49,984,722
50,000,000	Commonwealth Bank Australia, 0.22%, 2/28/13(a)(b)	49,982,583
85,000,000	Commonwealth Bank Australia, 0.35%, 1/14/13(a)(b)	85,004,262
50,000,000	National Australia Funding, Inc., 0.20%, 1/22/13(a)(b)	49,994,444
50,000,000	Westpac Banking Corp., 0.34%, 1/7/13(a)(b)	50,000,000

		384,921,136

Banks - Canadian — 0.90%
65,000,000	Bank of Nova Scotia NY, 0.12%, 1/3/13(b)	64,999,783
60,000,000	Bank of Nova Scotia NY, 0.24%, 2/4/13(b)	59,986,800

		124,986,583

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Banks - Foreign — 4.90%
$ 50,000,000	Credit Suisse New York, 0.26%, 4/1/13(b)	$49,967,861
50,000,000	Credit Suisse New York, 0.40%, 7/19/13(b)	49,890,000
50,000,000	DnB NOR Bank ASA, 0.25%, 4/10/13(a)(b)	49,965,972
50,000,000	DnB NOR Bank ASA, 0.30%, 5/7/13(a)(b)	49,947,917
40,000,000	DnB NOR Bank ASA, 0.52%, 1/9/13(a)(b)	39,995,956
25,000,000	NRW Bank, 0.20%, 1/11/13(a)(b)	24,998,750
50,000,000	NRW Bank, 0.21%, 1/3/13(a)(b)	49,999,708
50,000,000	NRW Bank, 0.21%, 1/31/13(a)(b)	49,991,542
50,000,000	NRW Bank, 0.23%, 2/14/13(a)(b)	49,986,563
50,000,000	Rabobank Nederland NY, 0.42%, 2/1/13(b)	49,982,500
65,000,000	Rabobank USA Finance Corp., 0.49%, 3/1/13(b)	64,948,686
50,000,000	Skandinaviska Enskilda Banken AB, 0.27%, 3/1/13(a)(b)	49,978,250
50,000,000	Skandinaviska Enskilda Banken AB, 0.28%, 1/7/13(a)(b)	49,998,056
50,000,000	Svenska Handelsbanken AB, 0.26%, 2/15/13(a)(b)	49,984,111

		679,635,872

Banks - Japanese — 2.16%
50,000,000	Bank of Tokyo-Mitsubishi UFJ NY, 0.17%, 1/3/13(b)	49,999,764
100,000,000	Mitsubishi UFJ Trust & Bank NY, 0.25%, 2/19/13(a)(b)	99,966,667
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.26%, 1/3/13(a)(b)	49,999,639
50,000,000	Sumitomo Mitsui Banking Corp., 0.13%, 1/7/13(a)(b)	49,999,097
50,000,000	Sumitomo Mitsui Banking Corp., 0.25%, 2/26/13(a)(b)	49,980,903

		299,946,070

Banks - United Kingdom — 1.50%
50,000,000	Barclays US Funding LLC, 0.25%, 2/12/13(b)	49,985,764
58,000,000	HSBC USA, Inc., 0.26%, 1/22/13(b)	57,991,622
50,000,000	Lloyds TSB Bank Plc, 0.31%, 2/13/13(b)	49,982,208
50,000,000	Lloyds TSB Bank Plc, 0.35%, 4/2/13(b)	49,956,250

		207,915,844

Consumer Discretionary — 2.25%
48,640,000	Coca-Cola Co., 0.22%, 4/5/13(a)(b)	48,612,356
50,000,000	Coca-Cola Co., 0.23%, 2/19/13(a)(b)	49,984,667
26,700,000	Coca-Cola Co., 0.25%, 2/1/13(a)(b)	26,694,438
50,000,000	Coca-Cola Co., 0.25%, 5/13/13(a)(b)	49,954,514
50,000,000	Coca-Cola Co., 0.26%, 1/7/13(a)(b)	49,998,194
22,000,000	Coca-Cola Co., 0.32%, 2/27/13(a)(b)	21,989,049
11,000,000	Colgate-Palmolive Co., 0.05%, 1/3/13(a)(b)	10,999,985
53,300,000	Walt Disney Co. (The), 0.18%, 2/19/13(a)(b)	53,287,208

		311,520,411

Finance - Diversified Domestic — 10.99%
40,000,000	ABB Treasury Center USA, Inc., 0.32%, 2/1/13(b)	39,989,333
45,000,000	ABB Treasury Center USA, Inc., 0.32%, 2/8/13(a)(b)	44,985,200
100,000,000	ABB Treasury Center USA, Inc., 0.32%, 2/14/13(a)(b)	99,961,778

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 60,000,000	ABB Treasury Center USA, Inc., 0.32%, 2/19/13(a)(b)	$59,974,400
10,000,000	ABB Treasury Center USA, Inc., 0.33%, 2/28/13(a)(b)	9,994,775
20,000,000	ABB Treasury Center USA, Inc., 0.34%, 2/1/13(a)(b)	19,994,333
25,000,000	ABB Treasury Center USA, Inc., 0.34%, 2/7/13(a)(b)	24,991,500
40,000,000	American Honda Finance Corp., 0.19%, 3/22/13(b)	39,983,322
82,540,000	BHP Billiton Finance USA Ltd., 0.17%, 1/14/13(a)(b)	82,535,323
20,000,000	BHP Billiton Finance USA Ltd., 0.18%, 2/27/13(a)(b)	19,994,400
75,000,000	BHP Billiton Finance USA Ltd., 0.20%, 2/20/13(a)(b)	74,979,583
25,000,000	BHP Billiton Finance USA Ltd., 0.20%, 3/6/13(a)(b)	24,991,250
50,000,000	BHP Billiton Finance USA Ltd., 0.25%, 6/6/13(a)(b)	49,946,181
25,000,000	BHP Billiton Finance USA Ltd., 0.33%, 2/5/13(a)(b)	24,992,208
50,000,000	Caterpillar Financial Services Corp., 0.16%, 1/14/13(b)	49,997,333
60,000,000	Erste Abwicklungsanstalt, 0.25%, 1/24/13(a)(b)	59,990,833
50,000,000	Erste Abwicklungsanstalt, 0.30%, 2/7/13(a)(b)	49,985,000
50,000,000	Nestle Capital Corp., 0.26%, 5/13/13(a)(b)	49,952,694
50,000,000	Nestle Capital Corp., 0.37%, 5/28/13(a)(b)	49,924,972
50,000,000	Nestle Capital Corp., 0.37%, 8/26/13(a)(b)	49,878,722
50,000,000	Nestle Finance International Ltd., 0.18%, 2/13/13(b)	49,989,500
100,000,000	Nestle Finance International Ltd., 0.27%, 4/1/13(b)	99,934,486
55,200,000	Paccar Financial Corp., 0.20%, 2/15/13(b)	55,186,507
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.18%, 3/8/13(a)(b)	24,991,875
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 7/18/13(a)(b)	24,938,438
30,000,000	Reckitt Benckiser Treasury Services Plc, 0.50%, 6/13/13(a)(b)	29,932,500
12,250,000	Reckitt Benckiser Treasury Services Plc, 0.53%, 7/2/13(a)(b)	12,217,357
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.54%, 10/7/13(a)(b)	24,895,750
50,000,000	Toyota Motor Credit Corp., 0.25%, 2/21/13(b)	49,982,639
25,000,000	Toyota Motor Credit Corp., 0.26%, 1/7/13(b)	24,999,097
25,000,000	Toyota Motor Credit Corp., 0.45%, 4/29/13(b)	24,963,438
100,000,000	Toyota Motor Credit Corp., 0.64%, 2/11/13(b)	99,928,889
75,000,000	Unilever Capital Corp., 0.45%, 1/17/13(a)(b)	74,985,938

		1,523,989,554

Health Care — 1.09%
25,000,000	Dean Health Systems, Inc., 0.20%, 1/3/13(b)	24,999,861
40,000,000	Medtronic, Inc., 0.20%, 2/12/13(a)(b)	39,990,889
21,869,000	Society of New York Hospital Fund, 0.22%, 2/4/13(b)	21,864,590
25,000,000	Trinity Health Corp., 0.20%, 1/8/13(b)	24,999,167
40,000,000	Trinity Health Corp., 0.20%, 2/7/13(b)	39,992,000

		151,846,507

Information Technology — 0.70%
61,000,000	Google, Inc., 0.20%, 4/2/13(a)(b)	60,969,500
36,500,000	International Business Machines Corp., 0.07%, 1/3/13(a)(b)	36,499,929

		97,469,429

Insurance — 0.63%
39,000,000	AXA Financial, Inc., 0.28%, 1/4/13(a)(b)	38,999,393

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 31,235,000	General Re Corp., 0.17%, 2/6/13(b)	$31,229,838
17,000,000	Massachusetts Mutual Life Insurance Co., 0.16%, 1/9/13(a)(b)	16,999,471

		87,228,702

Manufacturing — 1.09%
25,500,000	Danaher Corp, 0.16%, 1/4/13(a)(b)	25,499,773
100,000,000	Danaher Corp., 0.12%, 1/2/13(a)(b)	100,000,000
26,000,000	United Technologies Corp., 0.12%, 1/2/13(a)(b)	26,000,000

		151,499,773

Utilities — 1.38%
37,620,000	Electricite de France SA, 0.25%, 1/18/13(a)(b)	37,615,820
53,900,000	Electricite de France SA, 0.34%, 3/7/13(a)(b)	53,867,420
50,000,000	Electricite de France SA, 0.38%, 3/7/13(a)(b)	49,966,222
50,000,000	Electricite de France SA, 0.45%, 1/11/13(a)(b)	49,994,375

		191,443,837

Total Commercial Paper		4,292,403,607

(Cost $4,292,403,607)
Certificates of Deposit, Domestic — 2.17%
Banks - Domestic — 2.17%
300,000,000	Citibank N.A. 0.19%, 1/2/13	300,000,000

Total Certificates of Deposit, Domestic		300,000,000

(Cost $300,000,000)
Certificates of Deposit, Yankee(c) — 8.12%
Banks - Canadian — 2.34%
100,000,000	Bank of Montreal Chicago, 0.02%, 1/2/13	100,000,000
50,000,000	Bank of Montreal Chicago, 0.21%, 1/28/13	50,000,000
50,000,000	Bank of Montreal Chicago, 0.22%, 2/5/13	50,000,000
25,000,000	Bank of Montreal Chicago, 0.30%, 6/5/13	25,000,000
50,000,000	Bank of Nova Scotia Houston, 0.34%, 10/16/13	50,004,187
50,000,000	Toronto Dominion Bank NY, 0.24%, 4/18/13	50,000,000

		325,004,187

Banks - Foreign — 3.99%
30,000,000	Credit Suisse New York, 0.33%, 4/1/13	30,000,000
50,000,000	DnB NOR Bank ASA, 0.24%, 2/13/13	50,000,000
50,000,000	DnB NOR Bank ASA, 0.31%, 6/5/13	50,000,000
50,000,000	Nordea Bank Finland NY, 0.25%, 4/3/13	50,000,000
79,350,000	Rabobank Nederland NY, 0.45%, 3/6/13	79,374,946
50,000,000	Skandinaviska Enskilda Banken AB, 0.25%, 1/8/13	49,999,958
43,600,000	Skandinaviska Enskilda Banken AB, 0.25%, 3/4/13	43,599,997
50,000,000	Skandinaviska Enskilda Banken AB, 0.26%, 2/6/13	50,000,000
50,000,000	Skandinaviska Enskilda Banken AB, 0.27%, 1/3/13	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 50,000,000	Svenska Handelsbanken NY, 0.25%, 1/25/13	$50,000,160
50,000,000	Svenska Handelsbanken NY, 0.25%, 1/25/13	50,000,160

		552,975,221

Banks - Japanese — 1.08%
50,000,000	Bank of Tokyo-Mitsubishi UFJ NY, 0.47%, 3/6/13	50,019,210
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 2/1/13	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.25%, 3/11/13	50,000,000

		150,019,210

Banks - United Kingdom — 0.71%
50,000,000	Barclays Bank Plc, 0.25%, 2/5/13	50,000,000
48,500,000	Barclays Bank Plc, 0.41%, 5/13/13	48,500,000

		98,500,000

Total Certificates of Deposit, Yankee		1,126,498,618

(Cost $1,126,498,618)
Corporate Bonds — 22.03%
Banks - Australia & New Zealand — 1.49%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.41%, 6/4/13(a)(d)	25,000,038
50,000,000	Commonwealth Bank Australia, 0.81%, 12/23/13(a)	50,201,935
55,000,000	National Australia Bank Ltd., 0.83%, 1/8/13(a)	55,005,775
51,200,000	National Australia Bank Ltd., 5.35%, 6/12/13(a)	52,316,727
24,005,000	Westpac Banking Corp., 2.10%, 8/2/13	24,248,261

		206,772,736

Banks - Canadian — 4.52%
8,596,000	Bank of Nova Scotia, 2.38%, 12/17/13(d)	8,755,870
100,000,000	Bank of Nova Scotia Houston, 0.39%, 1/10/14(d)	100,000,000
15,500,000	Bank of Nova Scotia Houston, 0.57%, 7/19/13(d)	15,516,972
33,040,000	Canadian Imperial Bank of Commerce Canada, 1.45%, 9/13/13	33,297,623
100,000,000	Canadian Imperial Bank of Commerce NY, 0.34%, 7/31/13(d)	100,000,000
100,000,000	Canadian Imperial Bank of Commerce NY, 0.36%, 10/5/13(d)	100,000,000
50,000,000	Canadian Imperial Bank of Commerce NY, 0.61%, 6/3/13(d)	50,068,692
120,000,000	Toronto Dominion Bank NY, 0.31%, 7/26/13(d)	120,000,000
98,780,000	Toronto-Dominion Bank NY, 0.49%, 7/26/13(d)	98,911,509

		626,550,666

Banks - Domestic — 3.01%
15,000,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	15,146,667
100,000,000	JPMorgan Chase Bank NA, 0.33%, 1/21/14(d)	99,993,460
75,000,000	JPMorgan Chase Bank NA, 0.39%, 1/17/14(d)	74,995,699
17,050,000	Wells Fargo & Co., 4.38%, 1/31/13	17,103,907
44,352,000	Wells Fargo & Co., 5.50%, 5/1/13	45,039,946
165,000,000	Wells Fargo Bank NA, 0.38%, 1/22/14(d)	165,000,000

		417,279,679

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Banks - Foreign — 2.87%
$ 71,245,000	Credit Suisse New York, 5.00%, 5/15/13	$72,443,561
33,025,000	Nordea Bank AB, 1.75%, 10/4/13(a)	33,328,287
102,400,000	Nordea Bank Finland Plc NY, 0.76%, 3/8/13(d)	102,502,428
34,000,000	Nordea Bank Finland Plc NY, 0.79%, 4/5/13(d)	34,043,333
15,000,000	Rabobank Nederland, 1.85%, 1/10/14	15,212,408
50,000,000	Rabobank Nederland NY, 0.46%, 1/22/13(a)	50,006,842
75,000,000	Svenska Handelsbanken AB, 0.43%, 1/3/14(d)	75,000,000
14,750,000	Svenska Handelsbanken NY, 0.77%, 1/18/13(d)	14,753,769

		397,290,628

Banks - United Kingdom — 0.90%
125,000,000	HSBC Bank Plc, 0.72%, 1/18/13(a)(d)	125,018,969

Consumer Discretionary — 0.34%
18,400,000	Coca-Cola Co., 0.75%, 11/15/13	18,464,494
28,220,000	Target Corp., 0.38%, 1/11/13(d)	28,220,119

		46,684,613

Consumer Staples — 1.26%
31,511,000	Wal-Mart Stores, Inc., 4.55%, 5/1/13	31,940,331
140,000,000	Wal-Mart Stores, Inc. STEP, 5.48%, 6/1/13(d)	142,981,425

		174,921,756

Finance - Diversified Domestic — 3.79%
9,195,000	Caterpillar Financial Services Corp., 1.55%, 12/20/13	9,300,764
10,435,000	ETC Holdings LLC, 0.19%, 4/1/28, (LOC: U.S. Bank)(d)	10,435,000
3,615,000	GBG LLC, 0.14%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
75,000,000	General Electric Capital Corp., 1.88%, 9/16/13	75,762,493
34,062,000	General Electric Capital Corp., 2.10%, 1/7/14	34,644,004
35,000,000	General Electric Capital Corp., 2.80%, 1/8/13	35,011,919
42,446,000	General Electric Capital Corp., 5.40%, 9/20/13	43,929,819
9,605,000	General Electric Capital Corp., 5.45%, 1/15/13	9,621,087
12,166,000	John Deere Capital Corp., 1.88%, 6/17/13	12,253,030
69,910,000	JPMorgan Chase & Co., 4.75%, 5/1/13	70,926,655
45,600,000	NGSP, Inc., 0.19%, 6/1/46, (LOC: Wells Fargo Bank)(d)	45,600,000
25,000,000	Toyota Motor Credit Corp., 0.31%, 12/9/13(d)	25,000,000
75,000,000	Toyota Motor Credit Corp., 0.40%, 7/25/13(d)	75,000,000
75,000,000	Twins Ballpark LLC, 0.21%, 10/1/34, (Assured GTY, Liquidity: JPMorgan, U.S. Bank)(a)(d)	75,000,000

		526,099,771

Health Care — 0.45%
50,925,000	Novartis Capital Corp., 1.90%, 4/24/13	51,183,749
11,075,000	The Portland Clinic LLP, 0.20%, 11/20/33, (LOC: U.S. Bank)(d)	11,075,000

		62,258,749

Industrials — 1.01%
17,845,000	EI Du Pont de Nemours & Co., 4.13%, 3/6/13	17,965,439

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$101,711,000	General Electric Co., 5.00%, 2/1/13	$102,079,047
20,000,000	Texas Instruments, Inc., 0.49%, 5/15/13(d)	20,018,512

		140,062,998

Information Technology — 0.27%
37,060,000	International Business Machines Corp., 2.10%, 5/6/13	37,272,681

Insurance — 2.12%
37,300,000	Berkshire Hathaway Finance Corp., 2.13%, 2/11/13	37,373,089
58,000,000	Berkshire Hathaway Finance Corp., 4.50%, 1/15/13	58,083,979
28,838,000	Berkshire Hathaway Finance Corp., 4.60%, 5/15/13	29,274,116
51,500,000	Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	53,222,690
25,000,000	MetLife Institutional Funding, Series II, 0.61%, 4/3/13(a)(d)	25,000,000
15,865,000	Metropolitan Life Global Funding, Series I, 2.50%, 1/11/13(a)	15,871,842
37,195,000	Metropolitan Life Global Funding, Series I, 5.13%, 4/10/13(a)	37,667,386
37,540,000	New York Life Global Funding, 4.65%, 5/9/13(a)	38,102,208

		294,595,310

Total Corporate Bonds		3,054,808,556

(Cost $3,054,808,556)
Municipal Bonds — 9.56%
California — 2.04%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.13%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
65,650,000	California Housing Finance Agency Revenue, Series F, 0.11%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	65,650,000
50,000,000	University of California TECP, 0.19%, 1/2/13(b)	50,000,000
90,000,000	University of California TECP, 0.19%, 1/8/13(b)	89,997,150
22,000,000	University of California TECP, 0.20%, 1/8/13(b)	21,999,267

		283,096,417

Florida — 0.65%
90,345,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.15%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(d)	90,345,000

Georgia — 0.22%
30,820,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.21%, 6/1/28, (LOC: Wells Fargo Bank)(d)	30,820,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.18%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Michigan — 0.18%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.18%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

New Jersey — 0.15%
$ 21,495,000	New Jersey Health Care Facilities Financing Authority Barnabas Health Refunding Revenue, 0.21%, 7/1/38, (LOC: JPMorgan Chase Bank NA)(d)	$21,495,000

New York — 0.82%
11,545,000	JPMorgan Chase Putters Drivers Trust Public Improvement Revenue, Series 4043, 0.13%, 4/1/14(a)(d)	11,545,000
63,625,000	Metropolitan Transportation Authority Refunding Revenue, Series G-1, 0.10%, 11/1/26, (LOC: Bank of Nova Scotia)(d)	63,625,000
39,085,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.19%, 4/15/36, (Credit Support: Fannie Mae)(d)	39,085,000

		114,255,000

Ohio — 0.28%
9,350,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.15%, 6/15/30, (Credit Support: Fannie Mae)(d)	9,350,000
29,000,000	Cleveland Apartment System Revenue, Series F, 0.19%, 1/1/33, (LOC: JPMorgan Chase Bank NA)(d)	29,000,000

		38,350,000

Pennsylvania — 0.54%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.18%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,425,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.18%, 11/1/30, (LOC: PNC Bank NA)(d)	19,425,000

		74,325,000

South Dakota — 0.40%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.13%, 5/1/37(d)	22,200,000
33,525,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.13%, 5/1/38(d)	33,525,000

		55,725,000

Tennessee — 0.14%
19,100,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.18%, 7/1/33, (LOC: PNC Bank NA)(d)	19,100,000

Texas — 2.60%
300,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue, Series 4262, 0.14%, 8/30/13(a)(d)	300,000,000
20,000,000	Texas State Veteran’s Fund Housing GO, Series A-2, 0.17%, 12/1/29, (LOC: JP Morgan Chase & Co.)(d)	20,000,000
6,160,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.20%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	6,160,000
6,250,000	Texas State Veteran’s Fund Refunding GO, Series I-D, 0.20%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	6,250,000
16,215,000	Texas State Veteran’s Fund Refunding GO, Series II-C, 0.20%, 6/1/29, (LOC: JP Morgan Chase & Co.)(d)	16,215,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 11,850,000	Texas State Veteran’s Refunding GO, 0.20%, 6/1/31, (LOC: JP Morgan Chase & Co.)(d)	$11,850,000

		360,475,000

Utah — 0.06%
7,850,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.21%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,850,000

Virginia — 1.40%
179,500,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.18%, 9/15/50, (Credit Support: Freddie Mac)(d)	179,500,000
15,230,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.21%, 7/1/31, (LOC: JPMorgan Chase Bank NA)(d)	15,230,000

		194,730,000

Total Municipal Bonds		1,326,041,417

(Cost $1,326,041,417)
U.S. Government Agency Obligations — 7.63%
Fannie Mae — 1.98%
150,000,000	0.18%, 11/14/13(d)	149,961,046
100,000,000	0.19%, 6/20/14(d)	99,970,407
25,000,000	0.23%, 1/2/13(b)	25,000,000

		274,931,453

Federal Home Loan Bank — 2.47%
75,000,000	0.06%, 1/4/13(b)	74,999,770
50,000,000	0.06%, 1/9/13(b)	49,999,465
50,000,000	0.10%, 1/23/13(b)	49,997,083
100,000,000	0.12%, 2/3/14(d)	99,954,830
50,000,000	0.14%, 2/6/13(b)	49,994,896
17,750,000	0.15%, 3/18/13	17,749,228

		342,695,272

Freddie Mac — 3.18%
27,960,000	0.07%, 1/3/13(b)	27,959,946
187,000,000	0.15%, 5/16/13(d)	187,005,486
100,000,000	0.16%, 6/17/13(d)	99,991,182
125,000,000	0.17%, 3/21/13(d)	125,013,508

		439,970,122

Total U.S. Government Agency Obligations		1,057,596,847

(Cost $1,057,596,847)

U.S. Treasury Obligations — 0.90%
U.S. Treasury Bills — 0.36%
50,000,000	0.06%, 1/3/13(b)	49,999,917

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

U.S. Treasury Notes — 0.54%
$ 75,000,000	1.38%, 2/15/13	$75,107,046

Total U.S. Treasury Obligations		125,106,963

(Cost $125,106,963)

Repurchase Agreements — 15.14%
34,000,000	Barclays Capital Inc. dated 12/31/12; due 1/2/13 at 0.18% with maturity value of $34,000,340 (fully collateralized by a US Treasury Inflation Note with a maturity date of 5/31/15 at a rate of 2.125%)	34,000,000
100,000,000	BNP Paribas Securities Corp. dated 12/31/12; due 1/2/13 at 0.15% with maturity value of $100,000,833 (fully collateralized by a US Treasury Note with a maturity date of 11/30/14 at a rate of 2.125%)	100,000,000
120,000,000	BNP Paribas Securities Corp. dated 12/31/12; due 1/2/13 at 0.19% with maturity value of $120,001,267 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/27 to 10/1/42 at rates ranging from 3.00% to 5.00%)	120,000,000
175,000,000	Citibank N.A., dated 12/31/12; due 1/2/13 at 0.12% with maturity value of $175,001,167 (fully collateralized by a US Treasury Note with a maturity date of 5/31/14 at a rate of 2.25%)	175,000,000
265,000,000	Citibank N.A., dated 12/31/12; due 1/2/13 at 0.17% with maturity value of $265,002,503 (fully collateralized by Fannie Mae securities with maturity dates ranging from 7/1/25 to 6/1/42 at rates ranging from 3.50% to 5.00%)	265,000,000
105,000,000	Deutsche Bank Securities, dated 12/31/12; due 1/2/13 at 0.25% with maturity value of $105,001,458 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/22 to 12/1/42 at rates ranging from 2.50% to 4.00%)	105,000,000
200,000,000	Goldman Sachs & Co. dated 12/28/12; due 1/4/13 at 0.20% with maturity value of $200,007,778 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/16 to 1/1/48 at rates ranging from 2.50% to 9.50%)	200,000,000
50,000,000	Goldman Sachs & Co. dated 12/31/12; due 1/2/13 at 0.20% with maturity value of $50,000,556 (fully collateralized by a Fannie Mae security with a maturity date of 11/1/22 at a rate of 2.30%)	50,000,000
100,000,000	Goldman Sachs & Co. dated 12/31/12; due 1/2/13 at 0.25% with maturity value of $100,001,389 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 7/20/38 to 12/20/41 at rates ranging from 4.00% to 6.00%)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$175,000,000	JP Morgan Securities dated 12/18/12; due 1/3/13 at 0.24% with maturity value of $175,015,653 (fully collateralized by Fannie Mae securities with maturity dates ranging from 7/1/14 to 1/1/43 at rates ranging from 2.50% to 8.00%)(d)	$175,000,000
200,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.10% with maturity value of $200,001,111, (fully collateralized by a US Treasury Note with a maturity date of 12/31/16 at a rate of 0.875%)	200,000,000
160,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.12% with maturity value of $160,001,067 (fully collateralized by Fannie Mae, Federal Home Loan Bank and US Treasury securities with maturity dates ranging from 8/15/15 to 4/17/18 at rates ranging from 0.25% to 5.25%)	160,000,000
200,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.12% with maturity value of $200,001,333 (fully collateralized by a US Treasury Note with a maturity date of 12/31/16 at a rate of 0.875%)	200,000,000
115,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.15% with maturity value of $115,000,958 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/13 to1/1/48 at rates ranging from 2.50% to 13.00%)	115,000,000
100,000,000	TD Securities (USA). dated 12/31/12; due 1/2/13 at 0.18% with maturity value of $100,001,000 (fully collateralized by a US Treasury Note with a maturity date of 12/31/14 at a rate of 0.125%)	100,000,000

Total Repurchase Agreements		2,099,000,000

(Cost $2,099,000,000)

Total Investments		$13,807,316,004
(Cost $13,807,316,004)(e) — 99.57%

Other assets in excess of liabilities — 0.43%		60,148,188

NET ASSETS — 100.00%		$13,867,464,192

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Abbreviations used are defined below:

COP - Certificate of Participation

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

STEP - Step Coupon Bond

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Municipal Bonds — 10.37%
California — 5.19%
$36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.12%, 10/1/46, (Credit Support: Freddie Mac)(a)	$36,000,000
62,600,000	California Housing Finance Agency Revenue, Series B, 0.11%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(a)	62,600,000
50,395,000	California Housing Finance Agency Revenue, Series F, 0.11%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(a)	50,395,000
25,425,000	California Housing Finance Agency Revenue, Series J, 0.15%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	25,425,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.12%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.13%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.12%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.12%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.12%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.12%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.11%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		296,185,000

Indiana — 0.49%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.15%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.22%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.12%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

New York — 2.82%
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.12%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
22,370,000	New York City Housing Development Corp. Related-Monterey Revenue, Series A, 0.10%, 11/15/19, (Credit Support: Fannie Mae)(a)	22,370,000
37,500,000	New York City Housing Development Corp. West 61st. Street Apartments Revenue, Series A, 0.15%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.13%, 5/15/32, (Credit Support: Fannie Mae)(a)	$20,000,000
25,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.15%, 11/1/38, (Credit Support: Freddie Mac)(a)	25,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.15%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000

		160,825,000

Tennessee — 0.14%
8,110,000	Shelby County Health Educational & Housing Facilities Board Refunding Revenue, Series A-1, 0.14%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,110,000

Virginia — 1.51%
53,200,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.18%, 5/15/46, (Credit Support: Freddie Mac)(a)	53,200,000
32,970,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.18%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,970,000

		86,170,000

Total U.S. Government Agency Backed Municipal Bonds		591,590,000

(Cost $591,590,000)
U.S. Government Agency Obligations — 65.71%
Fannie Mae — 25.57%
30,000,000	0.08%, 1/14/13(b)	29,999,200
9,818,000	0.13%, 1/2/13(b)	9,818,000
28,834,640	0.14%, 1/2/13(b)	28,834,640
93,427,700	0.14%, 4/1/13(b)	93,396,519
45,288,009	0.14%, 4/1/13(b)	45,272,894
16,924,300	0.14%, 4/1/13(b)	16,918,652
95,775,000	0.15%, 1/2/13(b)	95,775,000
141,696,500	0.15%, 2/1/13(b)	141,678,493
127,254,169	0.15%, 2/1/13(b)	127,237,997
39,500,000	0.15%, 2/1/13(b)	39,494,980
104,000,000	0.15%, 4/3/13(b)	103,960,567
169,808,000	0.16%, 2/1/13(b)	169,785,359
19,700,000	0.16%, 4/1/13(b)	19,692,208
25,000,000	0.18%, 11/14/13(a)	24,993,508
10,000,000	0.19%, 1/3/13(b)	9,999,947
12,710,000	0.19%, 1/8/13(b)	12,709,598
100,000,000	0.19%, 6/20/14(a)	99,970,407
39,200,000	0.19%, 1/4/13(b)	39,199,586
25,000,000	0.20%, 8/12/13(a)	25,001,596
87,381,600	0.23%, 1/2/13(b)	87,381,600
7,111,790	0.40%, 2/1/13(b)	7,109,416

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 40,000,000	0.50%, 8/9/13	$40,070,213
9,465,000	0.75%, 2/26/13	9,473,574
60,248,000	3.25%, 4/9/13	60,741,823
62,525,000	3.63%, 2/12/13	62,766,023
18,000,000	3.88%, 7/12/13	18,350,108
12,922,000	4.38%, 7/17/13	13,206,208
25,000,000	4.63%, 10/15/13	25,861,621

		1,458,699,737

Federal Farm Credit Bank — 2.58%
17,750,000	0.18%, 7/24/13(a)	17,754,583
11,000,000	0.20%, 2/22/13(a)	11,000,788
75,000,000	0.20%, 7/22/13(a)	75,025,534
43,450,000	0.22%, 6/19/13	43,443,289

		147,224,194

Federal Home Loan Bank — 25.02%
25,000,000	0.06%, 1/4/13(b)	24,999,924
14,000,000	0.10%, 1/23/13(b)	13,999,183
100,000,000	0.12%, 2/3/14(a)	99,954,830
10,000,000	0.13%, 1/30/13	9,999,827
66,375,000	0.13%, 3/1/13(b)	66,361,633
50,000,000	0.13%, 3/8/13(b)	49,988,535
25,000,000	0.14%, 2/6/13(b)	24,996,597
79,500,000	0.14%, 2/13/13(b)	79,487,479
10,000,000	0.15%, 3/18/13	9,999,565
50,000,000	0.15%, 4/5/13	49,997,206
50,000,000	0.16%, 1/25/13	50,001,475
31,500,000	0.16%, 4/12/13(b)	31,486,000
42,450,000	0.16%, 4/18/13	42,447,283
25,000,000	0.16%, 4/19/13(b)	24,988,111
71,000,000	0.17%, 5/23/13(a)	71,000,000
35,000,000	0.17%, 1/3/14(a)	34,992,908
17,600,000	0.18%, 2/15/13	17,600,558
45,750,000	0.18%, 11/13/13(a)	45,750,000
90,000,000	0.18%, 12/6/13(a)	89,995,775
50,000,000	0.18%, 5/23/14(a)	49,992,957
100,000,000	0.18%, 4/15/14(a)	99,999,829
20,000,000	0.21%, 9/24/13	19,998,112
67,200,000	0.22%, 4/25/13	67,212,295
50,000,000	0.22%, 5/3/13	50,009,803
40,000,000	0.23%, 4/16/13	39,997,949
20,000,000	0.24%, 4/16/13	20,005,088
50,000,000	0.24%, 5/21/13	49,997,312
47,750,000	0.25%, 7/1/13	47,742,084
25,000,000	0.25%, 7/19/13	25,009,306
13,550,000	0.28%, 7/26/13	13,555,564
46,750,000	0.50%, 8/28/13	46,837,680

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 40,000,000	1.63%, 6/14/13	$40,256,080
18,000,000	4.00%, 9/6/13	18,460,452

		1,427,121,400

Freddie Mac — 12.47%
25,000,000	0.07%, 1/3/13(b)	24,999,951
23,000,000	0.15%, 2/27/13(b)	22,994,812
50,000,000	0.15%, 5/6/13(b)	49,974,167
100,000,000	0.15%, 5/16/13(a)	100,001,940
40,000,000	0.16%, 6/17/13(a)	39,996,473
157,000,000	0.17%, 3/21/13(a)	157,011,227
14,700,000	0.19%, 1/7/13(b)	14,699,612
105,000,000	1.38%, 1/9/13	105,023,644
75,642,000	1.63%, 4/15/13	75,964,398
95,000,000	4.50%, 1/15/13	95,144,303
24,694,000	4.50%, 7/15/13	25,263,373

		711,073,900

Overseas Private Investment Corp. — 0.07%
1,400,000	0.17%, 3/15/15(a)	1,400,000
2,641,178	0.17%, 11/15/13(a)	2,641,178

		4,041,178

Total U.S. Government Agency Obligations		3,748,160,409

(Cost $3,748,160,409)
U.S. Treasury Obligations — 6.46%
U.S. Treasury Bills — 3.17%
25,000,000	0.01%, 1/3/13(b)	24,999,993
56,000,000	0.02%, 1/3/13(b)	55,999,977
100,000,000	0.06%, 1/3/13(b)	99,999,833

		180,999,803

U.S. Treasury Notes — 3.29%
75,000,000	1.38%, 2/15/13	75,106,326
30,000,000	1.75%, 4/15/13	30,125,911
60,000,000	2.75%, 10/31/13	61,266,612
20,500,000	3.50%, 5/31/13	20,778,285

		187,277,134

Total U.S. Treasury Obligations		368,276,937

(Cost $368,276,937)
Repurchase Agreements — 19.64%
75,000,000	BNP Paribas Securities Corp. dated 12/31/12; due 1/2/13 at 0.15% with maturity value of $75,000,625 (fully collateralized by a US Treasury Note with a maturity date of 7/15/16 at a rate of 2.50%)	75,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 120,000,000	BNP Paribas Securities Corp. dated 12/31/12; due 1/2/13 at 0.19% with maturity value of $120,001,267 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/36 to 10/1/42 at rates ranging from 3.50% to 5.50%)	$120,000,000
75,000,000	Citibank N.A., dated 12/31/12; due 1/2/13 at 0.12% with maturity value of $75,000,500 (fully collateralized by a US Treasury Note with a maturity date of 10/31/17 at a rate of 0.75%)	75,000,000
140,000,000	Citibank N.A., dated 12/31/12; due 1/2/13 at 0.17% with maturity value of $140,001,322 (fully collateralized by a Fannie Mae security with a maturity date of 4/1/41 at a rate of 4.00%)	140,000,000
75,000,000	Deutsche Bank Securities, dated 12/31/12; due 1/2/13 at 0.15% with maturity value of $75,000,625 (fully collateralized by a US Treasury Note with a maturity date of 9/30/17 at a rate of 0.625%)	75,000,000
20,000,000	Deutsche Bank Securities, dated 12/31/12; due 1/2/13 at 0.20% with maturity value of $20,000,222 (fully collateralized by a US Treasury Note security with a maturity date of 5/15/15 at a rate of 4.125%)	20,000,000
85,000,000	Deutsche Bank Securities, dated 12/31/12; due 1/2/13 at 0.25% with maturity value of $85,001,181 (fully collateralized by a Fannie Mae security with a maturity date of 11/1/42 at a rate of 3.00%)	85,000,000
50,000,000	Goldman Sachs & Co. dated 12/28/12; due 1/4/13 at 0.20% with maturity value of $50,001,944 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 5/15/26 to 11/15/42 at rates ranging from 3.00% to 6.00%)	50,000,000
50,000,000	Goldman Sachs & Co. dated 12/31/12; due 1/2/13 at 0.20% with maturity value of $50,000,556 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 12/4/13 to 12/13/13 at rates ranging from 0.19% to 0.30%)	50,000,000
50,000,000	Goldman Sachs & Co. dated 12/31/12; due 1/2/13 at 0.25% with maturity value of $50,000,694 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/27 to 12/1/40 at rates ranging from 2.50% to 4.50%)	50,000,000
75,000,000	JP Morgan Securities dated 12/18/12; due 1/3/13 at 0.24% with maturity value of $75,006,708 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/17 to 12/1/42 at rates ranging from 2.50% to 7.00%)(a)	75,000,000
125,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.12% with maturity value of $125,000,833, (fully collateralized by a US Treasury Note with a maturity date of 12/31/17 at a rate of 0.75%)	125,000,000
80,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 12/31/12; due 1/2/13 at 0.15% with maturity value of $80,000,667 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/01/22 to 10/01/42 at rates ranging from 2.50% to 4.50%)	80,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 100,000,000	TD Securities (USA). dated 12/31/12; due 1/2/13 at 0.18% with maturity value of $100,001,000 (fully collateralized by a US Treasury Note with a maturity date of 12/31/14 at a rate of 0.125%)	$100,000,000

Total Repurchase Agreements		1,120,000,000

(Cost $1,120,000,000)

Total Investments		5,828,027,346
(Cost $5,828,027,346)(c) — 102.18%

Liabilities in excess of other assets — (2.18)%		(124,129,978)

NET ASSETS — 100.00%		$5,703,897,368

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Municipal Bonds — 98.69%
Alaska — 0.67%
$ 10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.12%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000

Arizona — 0.19%
2,840,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.12%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,840,000

California — 5.40%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.13%, 9/15/33, (Credit Support: Fannie Mae)(a)	10,000,000
6,725,000	California Health Facilities Financing Authority Revenue, 0.13%, 3/1/47, (LOC: Bank of Montreal)(a)	6,725,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.20%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.13%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.11%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.12%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.19%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,865,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.12%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,865,000
16,405,000	San Jose Financing Authority Civic Center Garage Refunding Revenue, Series B2, 0.12%, 6/1/39, (LOC: Union Bank NA)(a)	16,405,000
9,900,000	Santa Clara County El Camino Hospital District Hospital Facilities Authority Revenue, Series B, 0.13%, 8/1/15, (LOC: State Street Bank & Trust Co.)(a)	9,900,000

		80,215,000

Colorado — 2.54%
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.25%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,600,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.14%, 12/1/43, (LOC: U.S Bank NA)(a)	5,600,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.14%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.14%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,930,000	Gateway Regional Metropolitan District Refunding GO, 0.25%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,930,000
14,250,000	Jefferson County School District R-1 Cash Flow Management Revenue, Series A, 1.50%, 6/28/13	14,338,671

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 2,700,000	Meridian Ranch Metropolitan District Refunding GO, 0.14%, 12/1/38, (LOC: U.S. Bank NA)(a)	$2,700,000
485,000	Parker Automotive Metropolitan District GO, 0.14%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		37,778,671

District Of Columbia — 2.95%
3,880,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.25%, 4/1/22, (LOC: Wells Fargo Bank)(a)	3,880,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.13%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,300,000	District of Columbia Jesuit Conference Revenue, 0.13%, 10/1/37, (LOC: PNC Bank NA)(a)	4,300,000
14,705,000	Metro Washington Airports Authority Refunding Revenue, Sub-series D1, 0.12%, 10/1/39, (LOC: TD Bank NA)(a)	14,705,000
19,410,000	Metro Washington Airports Authority Refunding Revenue, Sub-series D2, 0.11%, 10/1/39, (LOC: TD Bank NA)(a)	19,410,000

		43,795,000

Florida — 4.57%
4,925,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.13%, 2/15/28, (Credit Support: Fannie Mae)(a)	4,925,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.16%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.16%, 10/1/25(a)(b)	2,225,000
25,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.15%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(b)	25,000,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.13%, 11/15/32, (Credit Support: Fannie Mae)(a)	6,835,000
4,500,000	Orange County Health Facilities Authority Refunding Revenue, Series E, 0.12%, 10/1/26, (LOC: Branch Banking & Trust)(a)	4,500,000
8,615,000	Orange County Housing Finance Authority Refunding Revenue, 0.14%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,615,000
5,540,000	Palm Beach County Health Facilities Authority Jupiter Medical Center Revenue, Series B, 0.12%, 8/1/20, (LOC: TD Bank NA)(a)	5,540,000
4,995,000	Tallahassee Energy System Revenue, Putters Series 2069Z, 0.16%, 4/1/15(a)	4,995,000

		67,880,000

Georgia — 1.90%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.13%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
8,490,000	Cobb County Housing Authority Refunding Revenue, 0.12%, 3/1/24, (Credit Support: Freddie Mac)(a)	8,490,000
4,805,000	Fulton County Development Authority School Improvement Revenue, 0.13%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,805,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 7,625,000	Marietta Housing Authority Refunding Revenue, 0.14%, 7/1/24, (Credit Support: Fannie Mae)(a)	$7,625,000

		28,135,000

Illinois — 2.56%
3,070,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.14%, 11/1/31, (LOC: State Street Bank & Trust)(a)	3,070,000
1,300,000	Illinois Finance Authority Cultural Pool Revenue, 0.15%, 12/1/25, (LOC: JP Morgan Chase Bank)(a)	1,300,000
7,400,000	Illinois Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.15%, 6/1/29, (LOC: JP Morgan Chase Bank)(a)	7,400,000
15,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.11%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	15,000,000
5,000,000	Joliet Regional Port District Exxon Project Refunding Revenue, 0.09%, 10/1/24(a)	5,000,000
6,235,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.13%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,235,000

		38,005,000

Indiana — 4.42%
9,000,000	City of Rockport Refunding Revenue, Series A, 0.12%, 7/1/25, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	9,000,000
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 1.25%, 1/3/13, (Credit Support: GO of Bond Bank)	19,000,465
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.12%, 11/15/33(a)	23,600,000
14,015,000	Indiana Finance Authority Indiana University Healthcare Revenue, Series C, 0.10%, 3/1/33, (LOC: Northern Trust Co.)(a)	14,015,000

		65,615,465

Iowa — 1.06%
5,600,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.15%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank, Des Moines)(a)	5,600,000
1,700,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, Series C, 2.00%, 5/16/13, (LOC: U.S. Bank NA)	1,710,260
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.25%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000
1,125,000	Woodbury County Revenue, 0.25%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000

		15,705,260

Kentucky — 0.33%
4,855,000	County of Warren Refunding Revenue, 0.18%, 4/1/37, (Credit Support: AGM)(a)	4,855,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Louisiana — 1.80%
$ 1,200,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.09%, 3/1/22(a)	$1,200,000
7,168,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, 0.09%, 12/1/51(a)	7,168,003
5,500,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.09%, 12/1/40(a)	5,500,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.15%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank, Dallas)(a)	9,055,000
3,810,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.13%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,810,000

		26,733,003

Maryland — 0.37%
5,540,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.09%, 7/1/41, (LOC: TD Bank NA)(a)	5,540,000

Michigan — 10.40%
5,000,000	Michigan State Finance Authority Cash Flow Management Revenue, Series B1, 2.00%, 8/20/13	5,050,190
15,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.13%, 2/1/13(c)	15,000,000
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.14%, 1/22/13(c)	10,000,000
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.15%, 1/4/13(c)	10,000,000
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.17%, 1/9/13(c)	10,000,000
25,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.18%, 1/22/13(c)	25,000,000
15,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.19%, 1/14/13(c)	15,000,000
10,340,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.20%, 2/6/13(c)	10,340,000
36,010,000	University of Michigan TECP, 0.14%, 2/1/13(c)	36,010,000
18,000,000	University of Michigan TECP, 0.18%, 1/8/13(c)	18,000,000

		154,400,190

Minnesota — 13.22%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.14%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.14%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
8,350,000	City of Burnsville Southwind Apartments Project Refunding Revenue, 0.14%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,350,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.14%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,235,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 6,375,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.14%, 5/15/34, (Credit Support: Fannie Mae)(a)	$6,374,996
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.14%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
12,980,000	City of Oak Park Heights Boutwells Landing Refunding Revenue, 0.14%, 11/1/35, (Credit Support: Freddie Mac)(a)	12,980,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.14%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.14%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,155,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.14%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,155,000
8,520,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.15%, 10/1/35, (LOC: U.S. Bank NA)(a)	8,520,000
3,590,000	Monticello Independent School District Number 882 Refunding GO, Series B, 2.00%, 2/1/13, (Credit Support: School District Credit Program)	3,595,116
18,550,000	Rochester Health Care Facilities TECP, 0.14%, 1/4/13, (Credit Support: Mayo Clinic Foundation)(c)	18,550,000
2,100,000	Rochester Health Care Facilities TECP, 0.14%, 11/15/38, (Credit Support: Mayo Clinic Foundation)(c)	2,100,000
16,800,000	Rochester Health Care Facilities TECP, 0.15%, 2/12/13, (Credit Support: Mayo Clinic Foundation)(c)	16,800,000
6,400,000	Rochester Health Care Facilities TECP, 0.18%, 1/22/13, (Credit Support: Mayo Clinic Foundation)(c)	6,400,000
10,000,000	Rochester Health Care Facilities TECP, 0.19%, 1/4/13, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
3,900,000	Saint Cloud Independent School District No 742 Cash Flow Management GO, Series B, 1.50%, 8/13/13, (Credit Support: School District Credit Program)	3,928,498
4,050,000	Saint Paul Housing & Redevelopment Authority Highland Ridge Project Refunding Revenue, 0.14%, 10/1/33, (Credit Support: Freddie Mac)(a)	4,050,000
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.14%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
10,150,000	University of Minnesota TECP, 0.14%, 2/1/13(c)	10,150,000
19,250,000	University of Minnesota TECP, 0.14%, 3/1/13(c)	19,250,000
3,500,000	University of Minnesota TECP, 0.14%, 3/1/13(c)	3,500,000
8,000,000	University of Minnesota TECP, 0.18%, 1/7/13(c)	8,000,000
12,600,000	University of Minnesota TECP, 0.18%, 2/7/13(c)	12,600,000

		196,218,605

Mississippi — 2.15%
5,000,000	County of Jackson Chevron USA Inc. Project Refunding Revenue, 0.09%, 12/1/16(a)	5,000,000
13,400,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.09%, 12/1/30	13,400,000
6,380,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.11%, 12/1/30(a)	6,380,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.13%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank, Atlanta)(a)	$7,140,000

		31,920,000

Missouri — 2.43%
13,500,000	Curators of University of Missouri TECP, 0.21%, 2/5/13(c)	13,500,000
15,285,000	Missouri State Health & Educational Facilities Authority, Bethesda Health Group Revenue, 0.14%, 8/1/41, (LOC: U.S. Bank NA)(a)	15,285,000
5,215,000	Nodaway County Industrial Development Authority Northwest Foundation, Inc. Revenue, 0.14%, 11/1/28, (LOC: U.S. Bank NA)(a)	5,215,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.13%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		36,000,000

Montana — 0.52%
1,700,000	Montana Board of Investment Public Improvements Revenue, 0.22%, 3/1/29(a)	1,700,000
6,000,000	Montana Board of Investments Public Improvements Revenue, 0.22%, 3/1/35(a)	6,000,000

		7,700,000

Nebraska — 0.74%
5,000,000	Lancaster County Hospital Authority No. 1 Bryanlgh Medical Center Refunding Revenue, Series B-2, 0.14%, 6/1/31, (LOC: U.S. Bank NA)(a)	5,000,000
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.15%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

		11,000,000

New Jersey — 0.18%
2,700,000	Union County Industrial Pollution Control Financing Authority ExxonMobil Corp. Refunding Revenue, 0.06%, 7/1/33(a)	2,700,000

New York — 9.62%
14,000,000	City of New York GO, Sub-Series A-4, 0.14%, 8/1/31, (LOC: Bank of Nova Scotia)(a)	14,000,000
8,205,000	JPMorgan Chase Putters Drivers Trust, Refunding Revenue, Series 4273, 0.14%, 6/15/20(a)(b)	8,205,000
15,000,000	Long Island Power Authority Refunding Revenue, Series C, 0.12%, 5/1/33, (LOC: Barclays Bank Plc)(a)	15,000,000
4,000,000	New York City Housing Development Corp., 1133 Manhattan Avenue Revenue, Series A, 0.16%, 6/1/46, (Credit Support: Freddie Mac)(a)	4,000,000
9,395,000	New York City Housing Development Corp., Carnegie Park Revenue, Series A, 0.10%, 11/15/19, (Credit Support: Fannie Mae)(a)	9,395,000
8,500,000	New York City Public Improvement GO, Subseries C4, 0.12%, 8/1/20, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	8,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 10,000,000	New York City Transitional Finance Authority Revenue, Subseries A4, 0.09%, 8/1/39(a)	$10,000,000
10,000,000	New York City Trust For Cultural Resources, Lincoln Center Refunding Revenue, Series A1, 0.14%, 12/1/35, (LOC: JPMorgan Chase & Co.)(a)	10,000,000
8,900,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.13%, 7/1/28, (LOC: TD Bank NA)(a)	8,900,000
35,000	New York State Dormitory Authority Wagner College Revenue, 0.12%, 7/1/38, (LOC: TD Bank NA)(a)	35,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.21%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
5,000,000	New York State Housing Finance Agency Gotham West Revenue, Series A1, 0.11%, 5/1/45, (LOC: Wells Fargo Bank NA)(a)	5,000,000
9,000,000	New York State Housing Finance Agency Revenue , Series A, 0.11%, 5/1/35, (Credit Support: Freddie Mac)(a)	9,000,000
10,000,000	New York State Liberty Development Corp., World Trade Center Project Revenue, 0.25%, 12/1/50(a)	10,000,000
3,400,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.11%, 1/1/32, (LOC: State Street Bank & Trust Co.)(a)	3,400,000

		142,835,000

North Carolina — 1.85%
3,100,000	Guilford County Industrial Facilities & Pollution Control Financing Authority Revenue, 0.13%, 9/1/29, (LOC: Branch Banking & Trust)(a)	3,100,000
1,900,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.13%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,900,000
6,500,000	North Carolina Capital Facilities Finance Agency Revenue Duke University, 0.15%, 4/9/13(a)	6,500,000
9,935,000	North Carolina Educational Facilities Finance Agency, Duke University Project Revenue, Series B, 0.11%, 12/1/21(a)	9,935,000
2,800,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.13%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,800,000
3,245,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.13%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,245,000

		27,480,000

Ohio — 1.35%
20,000,000	County of Allen Catholic Healthcare Revenue, Series C, 0.11%, 6/1/34, (LOC: Union Bank NA)(a)	20,000,000

Oregon — 0.57%
8,500,000	Oregon State Health & Science University Revenue, Series B1, 0.13%, 7/1/42, (LOC: Union Bank NA)(a)	8,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Pennsylvania — 7.89%
$ 8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.13%, 3/1/38, (LOC: PNC Bank NA)(a)	$8,900,000
7,300,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.13%, 6/1/30, (LOC: PNC Bank NA)(a)	7,300,000
12,200,000	Butler County General Authority Iroquois School District Project Refunding Revenue, 0.18%, 8/1/31, (Credit Support: AGM)(a)	12,200,000
10,415,000	Butler County General Authority South Park School District Project Refunding Revenue, 0.18%, 8/1/27, (Credit Support: AGM)(a)	10,415,000
5,205,000	City of Philadelphia Water & Sewer Revenue, Series B, 0.11%, 8/1/27, (LOC: TD Bank NA)(a)	5,205,000
37,520,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.10%, 12/1/15(a)	37,520,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.12%, 3/1/24, (LOC: U.S. Bank NA)(a)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.12%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.15%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,550,000	Luzerne County Convention Center Authority Revenue, Series A, 0.12%, 9/1/28, (LOC: PNC Bank NA)(a)	7,550,000
3,630,000	Pennsylvania Economic Development Financing Authority Revenue, 0.13%, 12/1/31, (LOC: PNC Bank NA)(a)	3,630,000
6,300,000	Pennsylvania Economic Development Financing Authority Revenue, 0.13%, 12/1/38, (LOC: TD Bank NA)(a)	6,300,000
2,200,000	Pennsylvania Higher Educational Facilities Authority Gannon University Refunding Revenue, 0.13%, 5/1/15, (LOC: PNC Bank NA)(a)	2,200,000

		117,175,000

South Carolina — 0.49%
3,300,000	South Carolina Jobs-Economic Development Authority Revenue, 0.16%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,300,000
3,950,000	South Carolina Jobs-Economic Development Authority Revenue, 0.25%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,950,000

		7,250,000

South Dakota — 1.19%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.16%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Revenue, Series C, 0.12%, 5/1/39(a)	5,000,000

		17,640,000

Tennessee — 1.91%
3,415,000	Johnson City Health & Educational Facilities Board Revenue, Series A, 0.12%, 7/1/38, (LOC: U.S. Bank NA)(a)	3,415,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$25,000,000	Vanderbilt University TECP, 0.19%, 2/20/13(c)	$25,000,000

		28,415,000

Texas — 9.28%
2,000,000	Carrollton-Farmers Branch, Independent School District Refunding GO, 5.00%, 2/15/13, (Credit Support: PSF-GTD)	2,011,377
14,000,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.11%, 5/15/34, (LOC: Sumitomo Mitsui Bank)(a)	14,000,000
7,500,000	City of Houston Utility System Refunding Revenue, Series B-6, 0.11%, 5/15/34, (LOC: Sumitomo Mitsui Bank)(a)	7,500,000
2,360,000	Crawford Education Facilities Corp. Revenue, 0.14%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,360,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.23%, 12/1/16(a)	7,050,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.22%, 8/5/13, (Credit Support: Methodist Hospital)(c)	9,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.24%, 4/3/13, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.24%, 4/3/13, (Credit Support: Methodist Hospital)(c)	8,000,000
20,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4262, 0.14%, 8/30/13(a)(b)	20,000,000
10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4263, 0.14%, 8/30/13(a)(b)	10,000,000
10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4264, 0.14%, 8/30/13(a)(b)	10,000,000
11,065,000	Lake Travis Independent School District Putters GO, Series 1882, 0.14%, 2/15/14, (Credit Support: PSF-GTD)(a)(b)	11,065,000
4,820,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.25%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,820,000
1,000,000	State of Texas Public Finance Authority Refunding GO, 0.30%, 10/1/13(d)	997,761
12,892,000	University of Texas TECP, 0.14%, 4/4/13(c)	12,892,000

		137,696,138

Utah — 1.57%
545,000	County of Sanpete Private Primary Schools Revenue, 0.25%, 8/1/28, (LOC: U.S. Bank NA)(a)	545,000
3,450,000	Duchesne County School District Revenue, 0.25%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,450,000
2,905,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.25%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,905,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.18%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.13%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		23,305,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Vermont — 0.22%
$ 3,295,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.12%, 9/1/31, (LOC: TD Bank NA)(a)	$3,295,000

Virginia — 0.66%
9,855,000	Russell County Industrial Development Authority Revenue, Series B, 0.12%, 7/1/38, (LOC: U.S. Bank NA)(a)	9,855,000

Washington — 0.99%
5,000,000	Everett Public Facilities District Refunding Revenue, 0.13%, 4/1/36, (LOC: BNY Mellon Bank)(a)	5,000,000
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.16%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.15%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank, San Francisco)(a)	4,680,000

		14,675,000

Wisconsin — 1.31%
2,245,000	City of Milwaukee Public Improvements GO, Series N9, 5.00%, 2/15/13	2,257,656
7,520,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.25%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,520,000
7,500,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.11%, 7/15/28, (LOC: Bank of Montreal)(a)	7,500,000
2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.14%, 3/1/23, (LOC: U.S. Bank NA)(a)	2,100,000

		19,377,656

Wyoming — 1.39%
4,650,000	County of Lincoln Exxon Project Pollution Control Revenue, Series C, 0.09%, 11/1/14(a)	4,650,000
16,015,000	County of Lincoln Exxon Project Pollution Control Revenue, Series D, 0.09%, 11/1/14(a)	16,015,000

		20,665,000

Total Municipal Bonds		1,465,199,988

(Cost $1,465,199,988)

Shares

Investment Company — 0.34%

5,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	$5,000,000

Total Investment Company		5,000,000

(Cost $5,000,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2012 (Unaudited)

Total Investments	$1,470,199,988
(Cost $1,470,199,988)(e) — 99.03%

Other assets in excess of liabilities — 0.97%	14,378,396

NET ASSETS — 100.00%	$1,484,578,384

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

PSF-GTD – Permanent School Fund Guarantee

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Municipal Bonds — 2.30%
California — 0.20%
$ 210,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$222,636

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,019,704

		1,242,340

Delaware — 0.24%
735,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	740,196

720,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	721,778

		1,461,974

Massachusetts — 1.24%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,587,146

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	105,849

New York — 0.40%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	701,003

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	722,610

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,029,890

		2,453,503

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Texas — 0.20%
$1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/01/21 @ 102(a)	$1,186,252

Total Municipal Bonds		14,037,064

(Cost $12,876,949)
U.S. Government Agency Backed Mortgages — 101.72%
Fannie Mae — 64.84%
24,337	Pool #253174, 7.25%, 12/1/29	27,996
19,930	Pool #253214, 7.00%, 1/1/15	20,829
108,556	Pool #257611, 5.50%, 5/1/38	118,173
50,405	Pool #257612, 5.00%, 5/1/38	55,406
377,513	Pool #257613, 5.50%, 6/1/38	411,667
176,900	Pool #257631, 6.00%, 7/1/38	195,260
131,868	Pool #257632, 5.50%, 7/1/38	143,139
284,888	Pool #257649, 5.50%, 7/1/38	309,682
82,603	Pool #257656, 6.00%, 8/1/38	91,177
207,499	Pool #257663, 5.50%, 8/1/38	225,558
391,408	Pool #257857, 6.00%, 12/1/37	427,322
68,547	Pool #257869, 5.50%, 12/1/37	75,263
370,618	Pool #257890, 5.50%, 2/1/38	402,642
385,445	Pool #257892, 5.50%, 2/1/38	419,593
52,254	Pool #257897, 5.50%, 2/1/38	57,374
108,860	Pool #257898, 6.00%, 2/1/38	120,210
119,574	Pool #257901, 5.50%, 2/1/38	129,905
53,646	Pool #257902, 6.00%, 2/1/38	59,238
143,307	Pool #257903, 5.50%, 2/1/38	155,489
113,888	Pool #257904, 6.00%, 2/1/38	125,228
85,733	Pool #257913, 5.50%, 1/1/38	93,757
110,883	Pool #257919, 6.00%, 2/1/38	121,923
77,013	Pool #257926, 5.50%, 3/1/38	84,558
165,440	Pool #257942, 5.50%, 4/1/38	179,890
102,219	Pool #257943, 6.00%, 4/1/38	112,685
82,334	Pool #257995, 6.00%, 7/1/38	90,879
70,154	Pool #258022, 5.50%, 5/1/34	76,851
94,439	Pool #258027, 5.00%, 5/1/34	102,511
110,902	Pool #258030, 5.00%, 5/1/34	120,346
255,386	Pool #258070, 5.00%, 6/1/34	280,167
157,044	Pool #258090, 5.00%, 6/1/34	170,565
47,345	Pool #258121, 5.50%, 6/1/34	51,865
156,980	Pool #258152, 5.50%, 8/1/34	171,771
434,842	Pool #258157, 5.00%, 8/1/34	471,328
184,036	Pool #258163, 5.50%, 8/1/34	201,261
131,484	Pool #258166, 5.50%, 9/1/34	143,708
82,269	Pool #258171, 5.50%, 10/1/34	90,020

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$167,158	Pool #258173, 5.50%, 10/1/34	$182,698
153,501	Pool #258180, 5.00%, 10/1/34	166,285
80,154	Pool #258187, 5.50%, 11/1/34	87,706
413,645	Pool #258188, 5.50%, 11/1/34	452,489
87,345	Pool #258199, 5.50%, 9/1/34	95,520
105,214	Pool #258221, 5.50%, 11/1/34	115,061
45,754	Pool #258222, 5.00%, 11/1/34	49,707
125,222	Pool #258224, 5.50%, 12/1/34	136,864
136,461	Pool #258225, 5.50%, 11/1/34	149,147
287,322	Pool #258238, 5.00%, 1/1/35	311,250
145,829	Pool #258251, 5.50%, 1/1/35	159,318
50,041	Pool #258252, 5.50%, 12/1/34	54,803
121,822	Pool #258254, 5.50%, 12/1/34	133,148
127,175	Pool #258258, 5.00%, 1/1/35	137,846
132,132	Pool #258301, 5.50%, 2/1/35	144,272
184,352	Pool #258302, 5.00%, 3/1/35	202,758
76,756	Pool #258303, 5.00%, 2/1/35	83,316
384,276	Pool #258305, 5.00%, 3/1/35	416,520
78,598	Pool #258312, 5.50%, 2/1/35	85,929
151,778	Pool #258324, 5.50%, 4/1/35	165,698
249,447	Pool #258336, 5.00%, 4/1/35	270,377
71,599	Pool #258340, 5.00%, 3/1/35	77,763
130,526	Pool #258346, 5.00%, 3/1/35	141,478
493,952	Pool #258347, 5.00%, 4/1/35	534,780
119,202	Pool #258388, 5.50%, 6/1/35	130,024
65,394	Pool #258392, 5.00%, 6/1/35	71,086
374,170	Pool #258393, 5.00%, 5/1/35	406,150
139,488	Pool #258394, 5.00%, 5/1/35	151,497
379,462	Pool #258395, 5.50%, 6/1/35	413,792
72,593	Pool #258402, 5.00%, 6/1/35	78,910
70,501	Pool #258403, 5.00%, 6/1/35	76,637
94,900	Pool #258404, 5.00%, 6/1/35	103,070
91,026	Pool #258409, 5.00%, 5/1/35	99,745
54,872	Pool #258410, 5.00%, 4/1/35	59,596
113,862	Pool #258411, 5.50%, 5/1/35	124,590
150,457	Pool #258422, 5.00%, 6/1/35	163,175
136,501	Pool #258448, 5.00%, 8/1/35	148,039
383,185	Pool #258450, 5.50%, 8/1/35	417,851
105,334	Pool #258456, 5.00%, 8/1/35	114,369
416,128	Pool #258460, 5.00%, 8/1/35	450,394
89,712	Pool #258479, 5.50%, 7/1/35	97,913
94,907	Pool #258552, 5.00%, 11/1/35	103,968
108,483	Pool #258569, 5.00%, 10/1/35	117,789
644,147	Pool #258571, 5.50%, 11/1/35	703,026
189,955	Pool #258600, 6.00%, 1/1/36	209,700
622,103	Pool #258627, 5.50%, 2/1/36	674,885
209,679	Pool #258634, 5.50%, 2/1/36	227,567
370,426	Pool #258644, 5.50%, 2/1/36	402,086

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$369,635	Pool #258658, 5.50%, 3/1/36	$400,996
62,185	Pool #258721, 5.50%, 4/1/36	67,675
123,693	Pool #258737, 5.50%, 12/1/35	134,574
85,815	Pool #258763, 6.00%, 5/1/36	94,708
50,814	Pool #259004, 8.00%, 2/1/30	60,457
35,185	Pool #259011, 8.00%, 3/1/30	41,862
58,896	Pool #259030, 8.00%, 4/1/30	69,729
54,330	Pool #259181, 6.50%, 3/1/31	61,586
21,115	Pool #259187, 6.50%, 4/1/31	23,616
86,099	Pool #259190, 6.50%, 4/1/31	97,800
82,826	Pool #259201, 6.50%, 4/1/31	94,072
37,376	Pool #259284, 6.50%, 8/1/31	42,469
42,099	Pool #259306, 6.50%, 9/1/31	47,614
207,288	Pool #259316, 6.50%, 11/1/31	234,787
99,865	Pool #259327, 6.00%, 11/1/31	110,518
65,069	Pool #259369, 6.00%, 1/1/32	71,685
37,489	Pool #259378, 6.00%, 12/1/31	41,491
105,885	Pool #259393, 6.00%, 1/1/32	117,277
50,322	Pool #259398, 6.50%, 2/1/32	57,021
75,899	Pool #259440, 6.50%, 4/1/32	85,433
51,419	Pool #259590, 5.50%, 11/1/32	56,335
37,525	Pool #259599, 6.00%, 10/1/32	40,921
264,949	Pool #259611, 5.50%, 11/1/32	290,051
71,730	Pool #259612, 5.50%, 11/1/32	78,243
115,144	Pool #259614, 6.00%, 11/1/32	127,650
94,834	Pool #259634, 5.50%, 12/1/32	103,947
70,868	Pool #259655, 5.50%, 2/1/33	77,745
164,743	Pool #259659, 5.50%, 2/1/33	180,574
39,325	Pool #259671, 5.50%, 2/1/33	43,141
96,626	Pool #259686, 5.50%, 3/1/33	105,911
47,452	Pool #259722, 5.00%, 5/1/33	51,575
144,088	Pool #259723, 5.00%, 5/1/33	156,313
58,788	Pool #259724, 5.00%, 5/1/33	63,895
152,830	Pool #259725, 5.00%, 5/1/33	166,012
73,947	Pool #259726, 5.00%, 5/1/33	80,324
126,727	Pool #259729, 5.00%, 6/1/33	137,539
60,740	Pool #259731, 5.00%, 6/1/33	66,017
133,609	Pool #259733, 5.50%, 6/1/33	146,364
72,299	Pool #259734, 5.50%, 5/1/33	79,224
122,200	Pool #259748, 5.00%, 6/1/33	132,568
61,661	Pool #259753, 5.00%, 7/1/33	66,941
76,032	Pool #259757, 5.00%, 6/1/33	82,589
286,329	Pool #259761, 5.00%, 6/1/33	314,336
153,343	Pool #259764, 5.00%, 7/1/33	166,425
144,013	Pool #259777, 5.00%, 7/1/33	156,231
98,062	Pool #259781, 5.00%, 7/1/33	106,459
59,813	Pool #259789, 5.00%, 7/1/33	65,010
109,884	Pool #259807, 5.00%, 8/1/33	119,258

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 506,754	Pool #259816, 5.00%, 8/1/33	$549,670
33,190	Pool #259819, 5.00%, 8/1/33	36,073
86,359	Pool #259820, 5.00%, 8/1/33	93,807
97,357	Pool #259821, 5.00%, 7/1/33	105,617
180,006	Pool #259830, 5.00%, 8/1/33	195,363
40,608	Pool #259848, 5.00%, 9/1/33	44,136
127,765	Pool #259862, 5.50%, 9/1/33	139,962
85,256	Pool #259867, 5.50%, 10/1/33	93,422
139,997	Pool #259869, 5.50%, 10/1/33	153,275
135,837	Pool #259875, 5.50%, 10/1/33	148,847
82,066	Pool #259876, 5.50%, 10/1/33	89,901
47,500	Pool #259879, 5.50%, 10/1/33	52,094
38,855	Pool #259904, 5.50%, 11/1/33	42,600
148,695	Pool #259906, 5.50%, 11/1/33	162,890
60,122	Pool #259928, 5.50%, 12/1/33	65,919
219,082	Pool #259930, 5.00%, 11/1/33	237,670
11,166	Pool #259939, 5.50%, 11/1/33	12,242
45,078	Pool #259961, 5.50%, 3/1/34	49,424
207,871	Pool #259976, 5.00%, 3/1/34	228,041
136,475	Pool #259977, 5.00%, 3/1/34	148,011
45,504	Pool #259998, 5.00%, 3/1/34	49,450
689,323	Pool #380307, 6.53%, 6/1/16	701,501
568,100	Pool #381985, 7.97%, 9/1/17	610,565
533,346	Pool #382373, 7.58%, 5/1/18	617,837
579,823	Pool #383765, 6.70%, 6/1/19	673,062
2,563,315	Pool #386602, 4.66%, 10/1/13	2,580,298
2,571,228	Pool #386641, 5.80%, 12/1/33	2,971,308
679,501	Pool #386674, 5.51%, 11/1/21	760,726
3,471,259	Pool #387374, 5.60%, 5/1/23	4,242,329
838,721	Pool #387446, 5.22%, 6/1/20	993,474
883,565	Pool #387472, 4.89%, 6/1/15	964,707
3,582,707	Pool #387590, 4.90%, 9/1/15	3,948,776
624,924	Pool #462834, 4.70%, 2/1/17	675,830
7,485,231	Pool #465537, 4.20%, 7/1/20	8,478,163
736,221	Pool #465946, 3.61%, 9/1/20	818,154
7,374,539	Pool #466303, 3.54%, 11/1/20	8,160,416
5,898,419	Pool #466934, 4.10%, 1/1/21	6,691,763
3,408,026	Pool #467882, 4.24%, 6/1/21	3,870,872
2,452,255	Pool #468104, 3.93%, 5/1/18	2,757,635
475,687	Pool #470439, 2.91%, 5/1/22	499,949
3,482,835	Pool #470561, 2.94%, 2/1/22	3,673,625
4,082,867	Pool #471320, 2.96%, 5/1/22	4,307,225
4,953,923	Pool #471372, 2.96%, 5/1/22	5,225,569
3,646,139	Pool #471948, 2.86%, 7/1/22	3,812,915
240,592	Pool #557295, 7.00%, 12/1/29	274,545
33,496	Pool #575886, 7.50%, 1/1/31	39,332
89,459	Pool #576445, 6.00%, 1/1/31	98,929
191,501	Pool #579402, 6.50%, 4/1/31	217,146

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 165,864	Pool #583728, 6.50%, 6/1/31	$188,244
82,981	Pool #585148, 6.50%, 7/1/31	94,257
41,740	Pool #590931, 6.50%, 7/1/31	47,392
77,036	Pool #590932, 6.50%, 7/1/31	87,465
57,752	Pool #591063, 6.50%, 7/1/31	65,621
196,781	Pool #601865, 6.50%, 4/1/31	221,600
149,340	Pool #601868, 6.00%, 7/1/29	165,561
253,191	Pool #607611, 6.50%, 11/1/31	286,555
230,584	Pool #634271, 6.50%, 5/1/32	261,280
102,959	Pool #640146, 5.00%, 12/1/17	111,428
148,637	Pool #644232, 6.50%, 6/1/32	168,474
31,216	Pool #644432, 6.50%, 7/1/32	35,329
50,603	Pool #644437, 6.50%, 6/1/32	57,354
114,853	Pool #657250, 6.00%, 10/1/32	127,460
3,713,675	Pool #663159, 5.00%, 7/1/32	4,027,983
187,617	Pool #670278, 5.50%, 11/1/32	205,470
55,006	Pool #676702, 5.50%, 11/1/32	60,209
61,686	Pool #677591, 5.50%, 12/1/32	67,614
622,013	Pool #681883, 6.00%, 3/1/33	690,155
109,651	Pool #683087, 5.00%, 1/1/18	118,672
196,535	Pool #684570, 5.00%, 12/1/32	213,210
89,575	Pool #684644, 4.50%, 6/1/18	96,307
318,333	Pool #686542, 5.50%, 3/1/33	348,923
14,060	Pool #689034, 5.00%, 5/1/33	15,251
165,436	Pool #689667, 5.50%, 4/1/33	181,334
708,766	Pool #695961, 5.50%, 1/1/33	776,113
152,263	Pool #695962, 6.00%, 11/1/32	168,924
370,561	Pool #696407, 5.50%, 4/1/33	406,170
1,060,619	Pool #702478, 5.50%, 6/1/33	1,161,875
335,682	Pool #702479, 5.00%, 6/1/33	364,111
289,674	Pool #703210, 5.50%, 9/1/32	315,067
165,034	Pool #705576, 5.50%, 5/1/33	180,892
698,549	Pool #720025, 5.00%, 8/1/33	757,708
686,893	Pool #723066, 5.00%, 4/1/33	745,172
397,078	Pool #723067, 5.50%, 5/1/33	435,235
329,420	Pool #723068, 4.50%, 5/1/33	355,400
404,073	Pool #723070, 4.50%, 5/1/33	436,888
375,437	Pool #723328, 5.00%, 9/1/33	407,232
500,221	Pool #727311, 4.50%, 9/1/33	540,375
1,561,292	Pool #727312, 5.00%, 9/1/33	1,694,978
365,451	Pool #727315, 6.00%, 10/1/33	406,422
600,011	Pool #738589, 5.00%, 9/1/33	650,825
306,140	Pool #738683, 5.00%, 9/1/33	332,066
641,586	Pool #739269, 5.00%, 9/1/33	695,920
277,927	Pool #743595, 5.50%, 10/1/33	304,461
204,065	Pool #748041, 4.50%, 10/1/33	220,414
390,829	Pool #749891, 5.00%, 9/1/33	429,057
310,940	Pool #749897, 4.50%, 9/1/33	335,804

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 184,280	Pool #750984, 5.00%, 12/1/18	$199,440
244,390	Pool #751008, 5.00%, 12/1/18	264,495
304,753	Pool #753533, 5.00%, 11/1/33	330,800
191,813	Pool #755679, 6.00%, 1/1/34	213,371
121,542	Pool #755745, 5.00%, 1/1/34	133,905
182,324	Pool #755746, 5.50%, 12/1/33	199,901
48,367	Pool #763551, 5.50%, 3/1/34	52,955
759,670	Pool #763820, 5.50%, 1/1/34	831,720
236,061	Pool #763824, 5.00%, 3/1/34	256,237
300,751	Pool #765216, 5.00%, 1/1/19	325,492
150,229	Pool #765217, 4.50%, 1/1/19	161,519
132,632	Pool #765306, 5.00%, 2/1/19	143,543
99,045	Pool #773084, 4.50%, 3/1/19	106,489
136,812	Pool #773091, 4.00%, 3/1/19	146,346
20,659	Pool #773096, 4.50%, 3/1/19	22,212
328,896	Pool #773175, 5.00%, 5/1/34	356,493
374,885	Pool #773476, 5.50%, 7/1/19	402,704
268,754	Pool #773547, 5.00%, 5/1/34	291,304
365,500	Pool #773553, 5.00%, 4/1/34	396,167
550,041	Pool #773568, 5.50%, 5/1/34	601,693
80,282	Pool #773575, 6.00%, 7/1/34	89,338
256,694	Pool #776849, 5.00%, 11/1/34	278,072
381,423	Pool #776850, 5.50%, 11/1/34	416,883
53,784	Pool #776851, 6.00%, 10/1/34	59,660
68,846	Pool #777444, 5.50%, 5/1/34	75,418
2,532,440	Pool #777621, 5.00%, 2/1/34	2,746,510
444,150	Pool #781437, 6.00%, 8/1/34	494,242
217,630	Pool #781741, 6.00%, 9/1/34	241,306
317,337	Pool #781907, 5.00%, 2/1/21	345,129
248,065	Pool #781954, 5.00%, 6/1/34	269,034
354,414	Pool #781959, 5.50%, 6/1/34	387,696
435,205	Pool #781960, 5.50%, 6/1/34	476,073
509,588	Pool #783893, 5.50%, 12/1/34	556,964
397,272	Pool #783929, 5.50%, 10/1/34	434,206
118,356	Pool #788329, 6.50%, 8/1/34	133,574
170,081	Pool #790282, 6.00%, 7/1/34	189,077
372,293	Pool #797623, 5.00%, 7/1/35	402,949
164,209	Pool #797626, 5.50%, 7/1/35	179,065
141,868	Pool #797627, 5.00%, 7/1/35	153,860
133,774	Pool #797674, 5.50%, 9/1/35	145,918
680,234	Pool #798725, 5.50%, 11/1/34	743,474
360,618	Pool #799547, 5.50%, 9/1/34	394,369
122,792	Pool #799548, 6.00%, 9/1/34	136,208
2,132,373	Pool #806754, 4.50%, 9/1/34	2,301,547
546,801	Pool #806757, 6.00%, 9/1/34	605,518
2,442,640	Pool #806761, 5.50%, 9/1/34	2,669,729
84,782	Pool #808185, 5.50%, 3/1/35	92,571
369,306	Pool #808205, 5.00%, 1/1/35	399,831

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 84,835	Pool #813942, 5.00%, 11/1/20	$92,252
860,629	Pool #815009, 5.00%, 4/1/35	931,765
836,803	Pool #817641, 5.00%, 11/1/35	908,062
202,926	Pool #820334, 5.00%, 9/1/35	220,080
611,449	Pool #820335, 5.00%, 9/1/35	661,798
554,822	Pool #820336, 5.00%, 9/1/35	602,068
575,802	Pool #822008, 5.00%, 5/1/35	623,396
1,088,442	Pool #829005, 5.00%, 8/1/35	1,178,068
211,025	Pool #829006, 5.50%, 9/1/35	230,116
123,447	Pool #829007, 4.50%, 8/1/35	133,588
94,530	Pool #829117, 5.50%, 9/1/35	103,318
396,394	Pool #829274, 5.00%, 8/1/35	429,035
678,538	Pool #829275, 5.00%, 8/1/35	734,411
550,751	Pool #829276, 5.00%, 8/1/35	596,102
576,451	Pool #829277, 5.00%, 8/1/35	623,918
110,949	Pool #829356, 5.00%, 9/1/35	121,541
972,077	Pool #829649, 5.50%, 3/1/35	1,062,450
238,943	Pool #835287, 5.00%, 8/1/35	258,618
89,075	Pool #843586, 5.50%, 11/1/35	96,883
1,412,354	Pool #844361, 5.50%, 11/1/35	1,540,127
614,070	Pool #845245, 5.50%, 11/1/35	669,625
297,376	Pool #866969, 6.00%, 2/1/36	327,590
180,448	Pool #867569, 6.00%, 2/1/36	198,641
344,024	Pool #867574, 5.50%, 2/1/36	373,212
339,421	Pool #868788, 6.00%, 3/1/36	373,642
124,919	Pool #868849, 6.00%, 4/1/36	137,513
223,243	Pool #870599, 6.00%, 6/1/36	245,751
172,053	Pool #870684, 6.00%, 7/1/36	189,023
537,368	Pool #871072, 5.50%, 2/1/37	582,961
737,648	Pool #873819, 6.39%, 8/1/24	760,035
3,137,535	Pool #874900, 5.45%, 10/1/17	3,662,662
100,387	Pool #881425, 6.00%, 7/1/36	110,790
267,349	Pool #882044, 6.00%, 5/1/36	293,719
284,055	Pool #884693, 5.50%, 4/1/36	308,510
1,567,485	Pool #885724, 5.50%, 6/1/36	1,700,476
512,422	Pool #899800, 6.00%, 8/1/37	560,241
160,229	Pool #901412, 6.00%, 8/1/36	176,183
73,755	Pool #905438, 6.00%, 11/1/36	81,375
483,829	Pool #907646, 6.00%, 1/1/37	530,643
170,485	Pool #908671, 6.00%, 1/1/37	187,940
562,104	Pool #908672, 5.50%, 1/1/37	609,795
722,252	Pool #911730, 5.50%, 12/1/21	778,085
307,405	Pool #919368, 5.50%, 4/1/37	334,063
785,052	Pool #922582, 6.00%, 12/1/36	861,748
1,808,521	Pool #934941, 5.00%, 8/1/39	1,965,919
846,697	Pool #934942, 5.00%, 9/1/39	916,152
722,593	Pool #941204, 5.50%, 6/1/37	783,901
247,782	Pool #941206, 5.50%, 5/1/37	268,804

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 116,462	Pool #941487, 6.00%, 8/1/37	$127,877
547,906	Pool #943394, 5.50%, 6/1/37	594,991
893,925	Pool #944502, 6.00%, 6/1/37	979,860
138,824	Pool #945853, 6.00%, 7/1/37	152,170
705,772	Pool #948600, 6.00%, 8/1/37	771,634
693,735	Pool #948672, 5.50%, 8/1/37	752,594
1,052,612	Pool #952598, 6.00%, 7/1/37	1,156,105
247,154	Pool #952623, 6.00%, 8/1/37	271,377
949,942	Pool #952632, 6.00%, 7/1/37	1,040,076
92,777	Pool #952649, 6.00%, 7/1/37	102,160
822,199	Pool #952659, 6.00%, 8/1/37	900,212
143,221	Pool #952665, 6.00%, 8/1/37	156,811
404,916	Pool #952678, 6.50%, 8/1/37	450,975
284,185	Pool #952693, 6.50%, 8/1/37	316,067
84,249	Pool #956050, 6.00%, 12/1/37	92,875
2,542,598	Pool #957324, 5.43%, 5/1/18	2,998,465
381,608	Pool #958502, 5.07%, 5/1/19	448,908
285,693	Pool #959093, 5.50%, 11/1/37	311,540
395,428	Pool #960919, 5.00%, 2/1/38	429,348
233,301	Pool #965239, 5.84%, 9/1/38	256,683
132,089	Pool #975137, 5.00%, 5/1/38	144,162
581,565	Pool #975769, 5.50%, 3/1/38	630,907
144,721	Pool #982656, 5.50%, 6/1/38	157,543
90,449	Pool #982898, 5.00%, 5/1/38	98,830
161,012	Pool #983033, 5.00%, 5/1/38	175,176
160,295	Pool #984842, 5.50%, 6/1/38	173,945
272,016	Pool #986230, 5.00%, 7/1/38	297,815
402,186	Pool #986239, 6.00%, 7/1/38	439,781
678,551	Pool #986957, 5.50%, 7/1/38	736,122
234,914	Pool #986958, 5.50%, 7/1/38	255,359
142,012	Pool #986985, 5.00%, 7/1/23	154,538
315,567	Pool #990510, 5.50%, 8/1/38	343,031
628,556	Pool #990511, 6.00%, 8/1/38	685,937
187,964	Pool #990617, 5.50%, 9/1/38	204,029
132,061	Pool #AA0525, 5.50%, 12/1/38	143,761
630,670	Pool #AA0526, 5.00%, 12/1/38	687,529
1,229,918	Pool #AA0527, 5.50%, 12/1/38	1,343,494
832,465	Pool #AA0643, 4.00%, 3/1/39	891,356
795,466	Pool #AA0644, 4.50%, 3/1/39	858,202
986,374	Pool #AA0645, 4.50%, 3/1/39	1,075,571
223,223	Pool #AA0814, 5.50%, 12/1/38	243,557
442,716	Pool #AA2243, 4.50%, 5/1/39	482,059
894,561	Pool #AA3142, 4.50%, 3/1/39	971,822
600,028	Pool #AA3143, 4.00%, 3/1/39	642,475
819,863	Pool #AA3206, 4.00%, 4/1/39	877,862
818,356	Pool #AA3207, 4.50%, 3/1/39	882,897
458,573	Pool #AA4468, 4.00%, 4/1/39	493,593
1,008,088	Pool #AA7042, 4.50%, 6/1/39	1,091,374

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 716,301	Pool #AA7658, 4.00%, 6/1/39	$777,047
779,278	Pool #AA7659, 4.50%, 6/1/39	852,427
570,905	Pool #AA7741, 4.50%, 6/1/24	621,484
609,641	Pool #AA8455, 4.50%, 6/1/39	666,866
4,988,365	Pool #AB7148, 3.00%, 11/1/42	5,231,743
1,580,575	Pool #AC1463, 5.00%, 8/1/39	1,731,965
602,420	Pool #AC1464, 5.00%, 8/1/39	654,097
1,877,071	Pool #AC2109, 4.50%, 7/1/39	2,025,110
424,481	Pool #AC4394, 5.00%, 9/1/39	467,261
952,512	Pool #AC4395, 5.00%, 9/1/39	1,051,186
996,878	Pool #AC5328, 5.00%, 10/1/39	1,097,345
812,758	Pool #AC5329, 5.00%, 10/1/39	883,493
809,384	Pool #AC6304, 5.00%, 11/1/39	879,826
501,986	Pool #AC6305, 5.00%, 11/1/39	552,577
1,189,621	Pool #AC6307, 5.00%, 12/1/39	1,293,155
1,016,867	Pool #AC6790, 5.00%, 12/1/39	1,119,348
3,954,826	Pool #AC7199, 5.00%, 12/1/39	4,299,019
1,848,196	Pool #AD1470, 5.00%, 2/1/40	2,006,737
2,675,973	Pool #AD1471, 4.50%, 2/1/40	2,897,055
1,712,388	Pool #AD1560, 5.00%, 3/1/40	1,861,419
3,404,572	Pool #AD1585, 4.50%, 2/1/40	3,685,848
1,243,996	Pool #AD1586, 5.00%, 1/1/40	1,350,707
714,335	Pool #AD1638, 4.50%, 2/1/40	770,672
1,143,470	Pool #AD1640, 4.50%, 3/1/40	1,239,370
2,535,664	Pool #AD1942, 4.50%, 1/1/40	2,745,153
1,011,696	Pool #AD1943, 5.00%, 1/1/40	1,098,481
4,125,956	Pool #AD1988, 4.50%, 2/1/40	4,466,831
675,997	Pool #AD2896, 5.00%, 3/1/40	746,448
2,104,367	Pool #AD4456, 4.50%, 4/1/40	2,280,854
600,903	Pool #AD4457, 4.50%, 4/1/40	650,548
1,928,182	Pool #AD4458, 4.50%, 4/1/40	2,080,252
997,995	Pool #AD4940, 4.50%, 6/1/40	1,096,040
1,039,222	Pool #AD4946, 4.50%, 6/1/40	1,121,183
887,826	Pool #AD5728, 5.00%, 4/1/40	980,355
1,205,601	Pool #AD7239, 4.50%, 7/1/40	1,326,303
1,183,934	Pool #AD7242, 4.50%, 7/1/40	1,283,227
781,700	Pool #AD7256, 4.50%, 7/1/40	862,404
2,130,584	Pool #AD7271, 4.50%, 7/1/40	2,309,270
1,229,072	Pool #AD7272, 4.50%, 7/1/40	1,352,124
1,308,183	Pool #AD8960, 5.00%, 6/1/40	1,436,752
1,665,830	Pool #AD9613, 4.50%, 8/1/40	1,797,209
2,046,815	Pool #AD9614, 4.50%, 8/1/40	2,208,241
677,527	Pool #AE2011, 4.00%, 9/1/40	727,998
2,554,664	Pool #AE2012, 4.00%, 9/1/40	2,735,386
1,332,994	Pool #AE2023, 4.00%, 9/1/40	1,427,293
1,625,738	Pool #AE5432, 4.00%, 10/1/40	1,740,747
762,893	Pool #AE5435, 4.50%, 9/1/40	823,060
939,481	Pool #AE5806, 4.50%, 9/1/40	1,033,539

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 1,510,880	Pool #AE5861, 4.00%, 10/1/40	$1,617,763
1,650,200	Pool #AE5862, 4.00%, 10/1/40	1,773,127
1,281,118	Pool #AE5863, 4.00%, 10/1/40	1,376,551
1,082,569	Pool #AE6850, 4.00%, 10/1/40	1,159,152
912,532	Pool #AE6851, 4.00%, 10/1/40	977,086
1,337,686	Pool #AE7699, 4.00%, 11/1/40	1,432,317
992,984	Pool #AE7703, 4.00%, 10/1/40	1,063,230
1,868,827	Pool #AE7707, 4.00%, 11/1/40	2,001,032
919,498	Pool #AH0300, 4.00%, 11/1/40	984,545
1,332,516	Pool #AH0301, 3.50%, 11/1/40	1,420,535
615,340	Pool #AH0302, 4.00%, 11/1/40	658,871
950,500	Pool #AH0306, 4.00%, 12/1/40	1,036,156
1,524,491	Pool #AH0508, 4.00%, 11/1/40	1,632,337
1,888,055	Pool #AH0537, 4.00%, 12/1/40	2,041,090
1,255,732	Pool #AH0914, 4.50%, 11/1/40	1,355,553
1,475,881	Pool #AH0917, 4.00%, 12/1/40	1,580,288
1,264,940	Pool #AH1077, 4.00%, 1/1/41	1,395,140
1,743,359	Pool #AH2973, 4.00%, 12/1/40	1,866,688
2,220,674	Pool #AH2980, 4.00%, 1/1/41	2,377,769
1,525,959	Pool #AH5656, 4.00%, 1/1/41	1,649,645
1,035,276	Pool #AH5657, 4.00%, 2/1/41	1,108,513
1,988,324	Pool #AH5658, 4.00%, 2/1/41	2,128,982
1,073,367	Pool #AH5662, 4.00%, 2/1/41	1,149,300
1,714,232	Pool #AH5882, 4.00%, 2/1/26	1,833,692
1,430,360	Pool #AH6764, 4.00%, 3/1/41	1,531,547
3,312,075	Pool #AH6768, 4.00%, 3/1/41	3,546,379
1,270,300	Pool #AH7277, 4.00%, 3/1/41	1,364,928
1,873,135	Pool #AH7281, 4.00%, 3/1/41	2,012,669
977,877	Pool #AH7526, 4.50%, 3/1/41	1,070,890
2,283,953	Pool #AH7537, 4.00%, 3/1/41	2,454,089
1,024,286	Pool #AH7576, 4.00%, 3/1/41	1,096,746
1,929,023	Pool #AH8878, 4.50%, 4/1/41	2,086,585
1,059,646	Pool #AH8885, 4.50%, 4/1/41	1,143,880
1,383,401	Pool #AH9050, 3.50%, 2/1/26	1,467,162
1,147,813	Pool #AI0114, 4.00%, 3/1/41	1,233,317
1,602,623	Pool #AI1846, 4.50%, 5/1/41	1,733,525
1,245,601	Pool #AI1847, 4.50%, 5/1/41	1,347,342
2,213,490	Pool #AI1848, 4.50%, 5/1/41	2,394,287
1,637,376	Pool #AI1849, 4.50%, 5/1/41	1,796,701
994,727	Pool #AJ0651, 4.00%, 8/1/41	1,065,097
1,229,579	Pool #AJ7667, 3.50%, 12/1/41	1,310,798
1,309,818	Pool #AJ7668, 4.00%, 11/1/41	1,404,524
1,644,613	Pool #AJ9133, 4.00%, 1/1/42	1,763,526
15,378,678	Pool #AK2386, 3.50%, 2/1/42	16,394,512
7,056,109	Pool #AK6715, 3.50%, 3/1/42	7,522,199
2,381,615	Pool #AK6716, 3.50%, 3/1/42	2,538,932
1,586,818	Pool #AK6717, 3.50%, 3/1/42	1,691,635
1,088,457	Pool #AK6718, 3.50%, 2/1/42	1,160,355

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 499,296	Pool #AM0635, 2.55%, 10/1/22	$519,441
1,262,451	Pool #AO0844, 3.50%, 4/1/42	1,345,842
1,401,018	Pool #AO2923, 3.50%, 5/1/42	1,493,562
3,821,147	Pool #AO8029, 3.50%, 7/1/42	4,073,552
1,024,864	Pool #AP7483, 3.50%, 9/1/42	1,092,561
1,699,601	Pool #AP9716, 3.00%, 10/1/42	1,782,523
4,787,050	Pool #AQ0517, 3.00%, 11/1/42	5,020,606
1,356,702	Pool #AQ6710, 2.50%, 10/1/27	1,419,502
1,674,458	Pool #AR1191, 3.00%, 11/1/42	1,756,153
469,249	Pool #MC0007, 5.50%, 12/1/38	512,582
61,026	Pool #MC0013, 5.50%, 12/1/38	67,386
100,188	Pool #MC0014, 5.50%, 12/1/38	110,222
81,724	Pool #MC0016, 5.50%, 11/1/38	89,909
266,906	Pool #MC0038, 4.50%, 3/1/39	292,377
135,277	Pool #MC0046, 4.00%, 4/1/39	145,608
288,151	Pool #MC0047, 4.50%, 4/1/39	310,876
56,516	Pool #MC0059, 4.00%, 4/1/39	62,121
284,221	Pool #MC0081, 4.00%, 5/1/39	308,768
281,819	Pool #MC0082, 4.50%, 5/1/39	308,272
497,682	Pool #MC0111, 4.00%, 6/1/39	539,110
189,563	Pool #MC0112, 4.50%, 6/1/39	207,653
364,300	Pool #MC0127, 4.50%, 7/1/39	396,675
75,270	Pool #MC0135, 4.50%, 6/1/39	82,711
1,047,819	Pool #MC0137, 4.50%, 7/1/39	1,134,387
1,657,799	Pool #MC0154, 4.50%, 8/1/39	1,794,762
103,015	Pool #MC0155, 5.00%, 8/1/39	113,912
634,993	Pool #MC0160, 4.50%, 8/1/39	685,073
1,077,874	Pool #MC0171, 4.50%, 9/1/39	1,166,925
485,564	Pool #MC0177, 4.50%, 9/1/39	532,204
421,998	Pool #MC0270, 4.50%, 3/1/40	456,863
810,078	Pool #MC0325, 4.50%, 7/1/40	886,624
216,190	Pool #MC0422, 4.00%, 2/1/41	235,673
104,401	Pool #MC0426, 4.50%, 1/1/41	112,700
980,916	Pool #MC0584, 4.00%, 1/1/42	1,051,840
1,231,526	Pool #MC0585, 4.00%, 1/1/42	1,320,571
845,054	Pool #MC0637, 3.00%, 10/1/42	886,284
73,168	Pool #MC3344, 5.00%, 12/1/38	80,450

		395,659,897

Federal Agricultural Mortgage Corp. — 0.14%
798,912	Series #S0282, 5.63%, 6/10/36(b)	840,958

Freddie Mac — 11.82%
99,034	Pool #A10124, 5.00%, 6/1/33	107,970
252,530	Pool #A10548, 5.00%, 6/1/33	275,238
844,731	Pool #A12237, 5.00%, 8/1/33	920,163
415,881	Pool #A12969, 4.50%, 8/1/33	446,553
202,311	Pool #A12985, 5.00%, 8/1/33	220,503

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 276,737	Pool #A12986, 5.00%, 8/1/33	$301,708
202,320	Pool #A14028, 4.50%, 9/1/33	217,242
661,387	Pool #A14325, 5.00%, 9/1/33	720,447
166,090	Pool #A15268, 6.00%, 10/1/33	183,617
758,078	Pool #A15579, 5.50%, 11/1/33	828,970
455,409	Pool #A17393, 5.50%, 12/1/33	497,997
390,493	Pool #A17397, 5.50%, 1/1/34	427,010
467,857	Pool #A18617, 5.50%, 1/1/34	511,609
326,618	Pool #A19019, 5.50%, 2/1/34	357,161
148,687	Pool #A19362, 5.50%, 2/1/34	162,592
248,641	Pool #A20069, 5.00%, 3/1/34	270,727
892,006	Pool #A20070, 5.50%, 3/1/34	975,423
756,360	Pool #A20540, 5.50%, 4/1/34	825,673
139,802	Pool #A20541, 5.50%, 4/1/34	152,613
142,567	Pool #A21679, 5.50%, 4/1/34	155,632
300,720	Pool #A21681, 5.00%, 4/1/34	326,962
485,880	Pool #A23192, 5.00%, 5/1/34	528,280
1,442,593	Pool #A25310, 5.00%, 6/1/34	1,568,482
399,718	Pool #A25311, 5.00%, 6/1/34	434,975
551,852	Pool #A25600, 5.50%, 8/1/34	602,424
84,219	Pool #A26270, 6.00%, 8/1/34	93,174
49,690	Pool #A26386, 6.00%, 9/1/34	54,920
326,037	Pool #A26395, 6.00%, 9/1/34	360,704
310,327	Pool #A26396, 5.50%, 9/1/34	338,184
1,198,963	Pool #A28241, 5.50%, 10/1/34	1,306,589
285,298	Pool #A30055, 5.00%, 11/1/34	310,194
431,753	Pool #A30591, 6.00%, 12/1/34	477,255
500,641	Pool #A31135, 5.50%, 12/1/34	545,581
278,698	Pool #A32976, 5.50%, 8/1/35	302,496
620,987	Pool #A33167, 5.00%, 1/1/35	672,849
1,056,120	Pool #A34999, 5.50%, 4/1/35	1,148,613
579,537	Pool #A35628, 5.50%, 6/1/35	630,292
947,504	Pool #A37185, 5.00%, 9/1/35	1,022,194
712,412	Pool #A38830, 5.00%, 5/1/35	771,909
121,391	Pool #A39561, 5.50%, 11/1/35	131,776
573,781	Pool #A40538, 5.00%, 12/1/35	618,473
330,992	Pool #A42095, 5.50%, 1/1/36	358,739
651,439	Pool #A42097, 5.00%, 1/1/36	704,215
280,080	Pool #A42098, 5.50%, 1/1/36	303,559
113,772	Pool #A42099, 6.00%, 1/1/36	125,158
197,449	Pool #A42802, 5.00%, 2/1/36	213,445
848,005	Pool #A42803, 5.50%, 2/1/36	919,092
273,092	Pool #A42804, 6.00%, 2/1/36	299,569
492,678	Pool #A42805, 6.00%, 2/1/36	540,445
163,593	Pool #A44638, 6.00%, 4/1/36	180,425
416,108	Pool #A44639, 5.50%, 3/1/36	450,990
710,770	Pool #A45396, 5.00%, 6/1/35	769,020
486,986	Pool #A46321, 5.50%, 7/1/35	528,570

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 300,069	Pool #A46735, 5.00%, 8/1/35	$323,723
450,106	Pool #A46746, 5.50%, 8/1/35	488,611
143,895	Pool #A46747, 5.50%, 8/1/35	156,182
206,242	Pool #A46748, 5.50%, 8/1/35	223,918
103,653	Pool #A46996, 5.50%, 9/1/35	112,536
529,667	Pool #A46997, 5.50%, 9/1/35	574,896
700,110	Pool #A47552, 5.00%, 11/1/35	754,641
474,962	Pool #A47553, 5.00%, 11/1/35	514,035
435,517	Pool #A47554, 5.50%, 11/1/35	472,706
470,334	Pool #A48788, 5.50%, 5/1/36	509,027
453,617	Pool #A48789, 6.00%, 5/1/36	494,903
93,341	Pool #A49013, 6.00%, 5/1/36	102,945
336,625	Pool #A49526, 6.00%, 5/1/36	367,263
310,077	Pool #A49843, 6.00%, 6/1/36	340,625
562,040	Pool #A49844, 6.00%, 6/1/36	613,195
34,583	Pool #A49845, 6.50%, 6/1/36	38,485
409,290	Pool #A50128, 6.00%, 6/1/36	446,797
543,517	Pool #A59530, 5.50%, 4/1/37	586,531
314,451	Pool #A59964, 5.50%, 4/1/37	339,926
200,804	Pool #A61754, 5.50%, 5/1/37	217,073
239,944	Pool #A61779, 5.50%, 5/1/37	258,933
405,341	Pool #A61915, 5.50%, 6/1/37	437,420
1,150,976	Pool #A61916, 6.00%, 6/1/37	1,252,855
780,797	Pool #A63456, 5.50%, 6/1/37	848,445
751,488	Pool #A64012, 5.50%, 7/1/37	810,961
385,062	Pool #A64015, 6.00%, 7/1/37	418,906
351,696	Pool #A64016, 6.50%, 7/1/37	389,943
346,085	Pool #A64450, 6.00%, 8/1/37	376,503
94,126	Pool #A65713, 6.00%, 9/1/37	103,429
407,620	Pool #A65837, 6.00%, 9/1/37	443,445
348,345	Pool #A66043, 5.50%, 7/1/37	375,913
1,073,813	Pool #A66061, 5.50%, 8/1/37	1,158,795
626,314	Pool #A66116, 6.00%, 9/1/37	681,361
631,550	Pool #A66122, 6.00%, 8/1/37	689,130
331,780	Pool #A66133, 6.00%, 6/1/37	363,429
949,153	Pool #A66156, 6.50%, 9/1/37	1,050,890
238,421	Pool #A67630, 6.00%, 11/1/37	260,121
600,083	Pool #A68766, 6.00%, 10/1/37	653,950
258,259	Pool #A70292, 5.50%, 7/1/37	278,698
120,556	Pool #A73816, 6.00%, 3/1/38	132,018
774,105	Pool #A75113, 5.00%, 3/1/38	835,610
463,119	Pool #A76187, 5.00%, 4/1/38	501,218
471,182	Pool #A78354, 5.50%, 11/1/37	509,944
290,086	Pool #A79561, 5.50%, 7/1/38	313,044
869,158	Pool #A91887, 5.00%, 4/1/40	949,894
856,762	Pool #A92388, 4.50%, 5/1/40	931,729
1,007,400	Pool #A93962, 4.50%, 9/1/40	1,103,103
1,082,925	Pool #A95573, 4.00%, 12/1/40	1,171,547

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 980,064	Pool #A96339, 4.00%, 12/1/40	$ 1,060,268
1,061,866	Pool #A97099, 4.00%, 1/1/41	1,155,069
1,013,807	Pool #A97715, 4.00%, 3/1/41	1,102,793
582,394	Pool #A97716, 4.50%, 3/1/41	634,446
84,870	Pool #B31082, 6.00%, 3/1/31	95,995
108,079	Pool #B31128, 6.00%, 9/1/31	122,379
134,028	Pool #B31140, 6.50%, 10/1/31	152,677
73,599	Pool #B31150, 6.50%, 11/1/31	84,034
146,594	Pool #B31188, 6.00%, 1/1/32	165,548
27,138	Pool #B31206, 6.00%, 3/1/32	30,721
25,528	Pool #B31292, 6.00%, 9/1/32	28,924
78,296	Pool #B31493, 5.00%, 2/1/34	86,656
243,414	Pool #B31516, 5.00%, 4/1/34	269,396
65,017	Pool #B31532, 5.00%, 5/1/34	71,960
96,659	Pool #B31546, 5.50%, 5/1/34	107,551
290,778	Pool #B31547, 5.50%, 5/1/34	323,553
223,616	Pool #B31550, 5.00%, 6/1/34	247,483
189,073	Pool #B31551, 5.50%, 6/1/34	210,372
122,105	Pool #B31587, 5.00%, 11/1/34	135,131
131,039	Pool #B31588, 5.50%, 11/1/34	145,819
137,477	Pool #B31642, 5.50%, 5/1/35	152,990
43,030	Pool #B50443, 5.00%, 11/1/18	46,538
148,194	Pool #B50450, 4.50%, 1/1/19	159,758
75,070	Pool #B50451, 5.00%, 1/1/19	81,125
12,322	Pool #B50470, 4.50%, 4/1/19	13,302
141,744	Pool #B50496, 5.50%, 9/1/19	156,204
201,097	Pool #B50499, 5.00%, 11/1/19	218,125
46,347	Pool #B50500, 5.50%, 10/1/19	51,072
71,787	Pool #B50501, 4.50%, 11/1/19	77,627
148,963	Pool #B50504, 5.50%, 11/1/19	163,598
293,737	Pool #B50506, 5.00%, 11/1/19	322,191
84,361	Pool #C35457, 7.50%, 1/1/30	97,605
48,362	Pool #C37233, 7.50%, 2/1/30	56,398
84,538	Pool #C48137, 7.00%, 1/1/31	96,986
35,627	Pool #C48138, 7.00%, 2/1/31	40,789
309,843	Pool #C51686, 6.50%, 5/1/31	350,917
182,779	Pool #C53210, 6.50%, 6/1/31	207,114
61,911	Pool #C53914, 6.50%, 6/1/31	70,186
97,583	Pool #C60020, 6.50%, 11/1/31	110,522
63,115	Pool #C60804, 6.00%, 11/1/31	69,655
63,831	Pool #C65616, 6.50%, 3/1/32	72,460
58,934	Pool #C68324, 6.50%, 6/1/32	66,971
341,286	Pool #C73273, 6.00%, 11/1/32	376,198
215,322	Pool #C73525, 6.00%, 11/1/32	237,679
201,108	Pool #C74672, 5.50%, 11/1/32	220,259
463,665	Pool #C77844, 5.50%, 3/1/33	508,328
158,042	Pool #C77845, 5.50%, 3/1/33	173,266
396,783	Pool #C78252, 5.50%, 3/1/33	435,005

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 104,840	Pool #C78380, 5.50%, 3/1/33	$114,939
141,867	Pool #C79178, 5.50%, 4/1/33	155,533
286,825	Pool #J00980, 5.00%, 1/1/21	308,953
150,218	Pool #J05466, 5.50%, 6/1/22	160,445
1,242,420	Pool #J21142, 2.50%, 11/1/27	1,297,553
648,943	Pool #N31468, 6.00%, 11/1/37	696,244
826,567	Pool #Q00462, 4.00%, 3/1/41	884,653
1,229,474	Pool #Q00465, 4.50%, 4/1/41	1,319,379
948,395	Pool #Q05867, 3.50%, 12/1/41	1,008,559
1,039,546	Pool #Q06239, 3.50%, 1/1/42	1,105,493
1,218,058	Pool #Q06406, 4.00%, 2/1/42	1,303,655
1,667,492	Pool #Q13349, 3.00%, 11/1/42	1,744,223

		72,140,925

Ginnie Mae — 24.92%
6,018,600	(TBA), 2.12%, 2/25/48(b)	6,257,463
417,720	Pool #409117, 5.50%, 6/20/38	458,643
444,137	Pool #487643, 5.00%, 2/15/39	484,005
457,113	Pool #588448, 6.25%, 9/15/32	456,960
1,070,016	Pool #616936, 5.50%, 1/15/36	1,187,551
527,311	Pool #617904, 5.75%, 9/15/23	532,244
3,149,763	Pool #618363, 4.00%, 9/20/41	3,439,639
544,892	Pool #624106, 5.13%, 3/15/34	549,885
1,349,897	Pool #654705, 4.00%, 9/20/41	1,474,129
444,112	Pool #664269, 5.85%, 6/15/38	465,746
1,022,998	Pool #675509, 5.50%, 6/15/38	1,123,220
835,637	Pool #685140, 5.90%, 4/15/38	876,390
621,433	Pool #697672, 5.50%, 12/15/38	682,314
308,427	Pool #697814, 5.00%, 2/15/39	337,270
731,263	Pool #697885, 4.50%, 3/15/39	799,848
621,798	Pool #698112, 4.50%, 5/15/39	682,253
2,096,609	Pool #698113, 4.50%, 5/15/39	2,305,697
570,608	Pool #699294, 5.63%, 9/20/38	629,318
3,827,348	Pool #713519, 6.00%, 7/15/39	4,284,686
955,730	Pool #714561, 4.50%, 6/15/39	1,051,042
912,237	Pool #716822, 4.50%, 4/15/39	1,000,931
948,229	Pool #716823, 4.50%, 4/15/39	1,042,792
843,970	Pool #717132, 4.50%, 5/15/39	931,037
1,311,290	Pool #717133, 4.50%, 5/15/39	1,434,275
1,266,503	Pool #720080, 4.50%, 6/15/39	1,405,076
1,106,313	Pool #720521, 5.00%, 8/15/39	1,209,771
2,562,847	Pool #726550, 5.00%, 9/15/39	2,802,513
1,491,029	Pool #729018, 4.50%, 2/15/40	1,636,463
735,112	Pool #729019, 5.00%, 2/15/40	803,857
875,906	Pool #729346, 4.50%, 7/15/41	975,574
1,435,202	Pool #737574, 4.00%, 11/15/40	1,575,303
979,625	Pool #738844, 3.50%, 10/15/41	1,064,347
897,741	Pool #738845, 3.50%, 10/15/41	975,382

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$2,052,670	Pool #738862, 4.00%, 10/15/41	$2,255,612
684,239	Pool #747241, 5.00%, 9/20/40	759,505
1,334,411	Pool #748654, 3.50%, 9/15/40	1,449,816
993,358	Pool #748846, 4.50%, 9/20/40	1,109,186
1,079,709	Pool #757016, 3.50%, 11/15/40	1,173,087
1,059,054	Pool #757017, 4.00%, 12/15/40	1,168,724
1,289,565	Pool #759196, 3.50%, 1/15/41	1,401,092
720,943	Pool #762877, 4.00%, 4/15/41	792,671
986,735	Pool #763564, 4.50%, 5/15/41	1,099,015
1,418,716	Pool #770391, 4.50%, 6/15/41	1,580,150
1,419,611	Pool #770481, 4.00%, 8/15/41	1,559,964
1,052,872	Pool #770482, 4.50%, 8/15/41	1,154,252
2,114,088	Pool #770517, 4.00%, 8/15/41	2,323,102
1,137,726	Pool #770529, 4.00%, 8/15/41	1,250,210
2,035,756	Pool #770537, 4.00%, 8/15/41	2,237,026
1,025,308	Pool #770738, 4.50%, 6/20/41	1,132,685
1,895,424	Pool #779592, 4.00%, 11/20/41	2,069,862
1,466,514	Pool #779593, 4.00%, 11/20/41	1,601,479
3,573,985	Pool #791406, 3.50%, 6/15/37	3,814,939
1,167,979	Pool #AA5831, 3.00%, 11/15/42	1,242,985
2,464,083	Pool #AB2733, 3.50%, 8/15/42	2,677,188
1,278,013	Pool #AB2744, 3.00%, 8/15/42	1,360,085
2,791,286	Pool #AB2745, 3.00%, 8/15/42	2,970,539
2,898,371	Pool #AB2841, 3.00%, 9/15/42	3,084,501
1,022,391	Pool #AB2842, 3.00%, 9/15/42	1,088,048
1,615,375	Pool #AB2843, 3.00%, 9/15/42	1,719,113
1,019,775	Pool #AB2852, 3.50%, 9/15/42	1,107,970
1,518,371	Pool #AB9083, 3.00%, 9/15/42	1,615,879
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	687,519
2,984,972	Series 2012-107, Class A, 1.15%, 1/16/45	3,010,684
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53(b)	1,601,833
6,969,158	Series 2012-114, Class A, 2.10%, 1/16/53(a)	7,185,598
2,239,385	Series 2012-115, Class A, 2.13%, 4/16/45	2,313,617
3,988,423	Series 2012-120, Class A, 1.90%, 2/16/53	4,070,951
1,897,126	Series 2012-131, Class A, 1.90%, 2/16/53(b)	1,941,377
1,000,000	Series 2012-144 Class AD, 1.77%, 1/16/53(b)	1,018,607
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,211,340
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	3,111,040
6,317,725	Series 2012-44, Class A, 2.17%, 4/16/41	6,575,552
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,686,766
2,616,960	Series 2012-53, Class AC, 2.38%, 12/16/43	2,716,735
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,168,640
1,482,880	Series 2012-70, Class A, 1.73%, 5/16/42	1,513,358
3,854,181	Series 2012-72, Class A, 1.71%, 5/16/42	3,931,418

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 4,456,651	Series 2012-78, Class A, 1.68%, 3/16/44	$4,549,992

		152,029,336

Total U.S. Government Agency Backed Mortgages		620,671,116

(Cost $585,390,038)
U.S. Government Agency Obligations — 8.61%
Small Business Administration — 8.02%
2,587,349	0.38%, 12/25/37(a)(b)	2,609,979
4,038,798	0.53%, 3/25/21(a)	4,004,994
269,232	0.53%, 4/30/35(b)	269,291
154,008	0.53%, 10/14/20(b)	154,211
1,159,125	0.55%, 9/25/30(a)	1,144,940
232,566	0.55%, 4/25/28(a)	229,947
190,147	0.55%, 3/25/29(a)	187,933
388,162	0.60%, 11/25/29(a)	384,579
244,899	0.60%, 3/25/28(a)	242,765
1,043,129	0.63%, 3/19/32(b)	1,045,727
173,887	0.63%, 6/25/18(a)	173,192
55,100	0.65%, 3/25/14(a)	55,008
413,997	0.66%, 6/8/32(b)	415,450
186,623	0.66%, 3/8/26(b)	187,543
229,688	0.70%, 3/30/20(b)	230,487
229,209	0.70%, 8/6/19(b)	229,963
178,111	0.70%, 2/17/20(b)	178,733
74,219	0.70%, 2/13/20(b)	74,477
578,827	0.75%, 11/29/32(b)	582,011
1,244,051	0.80%, 3/27/33(b)	1,252,063
236,883	0.80%, 2/21/33(b)	238,448
162,696	0.80%, 8/8/32(b)	163,885
4,729,276	0.88%, 5/25/37(a)	4,763,369
1,277,990	0.88%, 8/1/32(b)	1,290,847
717,341	0.88%, 1/26/32(b)	725,619
158,477	0.88%, 12/1/19(b)	159,795
20,904	0.88%, 6/4/14(b)	20,917
877,523	0.90%, 3/14/18(b)	881,788
142,649	0.91%, 4/16/20(b)	143,744
2,310,563	1.00%, 5/25/22(a)	2,324,297
77,884	1.13%, 7/30/17(a)(b)	78,425
982,359	1.14%, 11/4/34(b)	999,285
12,967,209	1.26%, 7/18/30*(b)	332,479
13,707,652	1.45%, 3/25/36(a)	14,278,468
367,093	2.00%, 6/20/14(b)	367,850
1,832,179	2.58%, 11/7/36(b)	1,841,779
362,317	3.13%, 10/25/15(a)	371,812
295,945	3.33%, 3/5/37(b)	297,505
601,833	3.38%, 10/25/15(a)	611,830

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$ 162,020	3.38%, 5/25/16(a)	$165,338
315,602	3.58%, 12/25/15(a)	321,579
239,670	3.83%, 7/23/16(b)	249,376
172,486	3.83%, 4/2/17(b)	180,738
49,001	4.13%, 7/18/17(b)	51,773
30,392	4.33%, 10/1/16(b)	31,945
55,664	5.70%, 7/30/17(b)	56,855
166,890	6.00%, 3/9/22(b)	173,911
516,053	6.03%, 10/31/32(b)	545,674
1,299,461	6.13%, 3/31/31(b)	1,373,114
158,889	6.25%, 8/30/27(b)	167,289
532,495	6.35%, 8/13/26(b)	560,424
949,340	6.45%, 2/19/32(b)	1,008,579
51,487	6.69%, 5/28/24(b)	54,416
153,522	7.33%, 6/29/16(b)	159,658
102,384	7.33%, 2/23/16(b)	106,288
29,613	7.38%, 1/1/15(b)	30,564
157,803	7.83%, 9/28/16(b)	167,974
56	8.08%, 2/15/14(b)	58

		48,950,988

United States Department of Agriculture — 0.59%
179,675	1.13%, 5/31/14(b)	183,375
295,918	5.38%, 10/26/22(b)	309,574
176,027	5.59%, 1/20/38(b)	184,964
214,955	5.73%, 4/20/37(b)	226,397
733,331	5.75%, 1/20/33(b)	772,653
123,001	6.01%, 11/8/32(b)	129,932
166,952	6.05%, 1/5/26(b)	174,939
500,851	6.07%, 4/20/37(b)	530,948
138,759	6.08%, 7/1/32(b)	146,753
195,438	6.10%, 8/25/37(b)	207,187
211,650	6.12%, 4/20/37(b)	224,617
257,196	6.22%, 1/20/37(b)	273,327
223,582	6.38%, 2/16/37(b)	238,079

		3,602,745

Total U.S. Government Agency Obligations		52,553,733

(Cost $52,918,473)
U.S. Treasury Obligations — 0.33%
U.S. Treasury Bills — 0.33%
2,000,000	0.18%, 4/4/13(c)(d)	1,999,680

Total U.S. Treasury Obligations		1,999,680

(Cost $1,999,057)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Promissory Notes — 1.75%
$9,375,000	Massachusetts Housing Investment Corp. Term Loan, 8.25%, 1/31/35(b)(e)	$10,703,156

Total Promissory Notes		10,703,156

(Cost $9,375,000)

Shares

Investment Company — 3.00%
18,278,427	JPMorgan Prime Money Market Fund	$18,278,427

Total Investment Company		18,278,427

(Cost $18,278,427)

Total Investments		$718,243,176
(Cost $680,837,944)(f) — 117.71%

Liabilities in excess of other assets — (17.71)%		(108,065,515)

NET ASSETS — 100.00%		$610,177,661

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is pledged as collateral for financial futures contracts.
(d)	The rate represents the annualized yield at time of purchase.
(e)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $10,703,156 or 1.75% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2012 Carrying Value Per Unit
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.14

(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2012 (Unaudited)

Abbreviations used are defined below:

FHA - Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Corporate Bonds — 10.64%
British Virgin Islands — 0.99%
$ 350,000	CNOOC Finance 2012 Ltd., 3.88%, 5/2/22	$370,533
1,010,000	Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	1,148,216

		1,518,749

Cayman Islands — 3.32%
2,520,000	Petrobras International Finance Co., 5.38%, 1/27/21	2,828,682
1,800,000	Petrobras International Finance Co., 7.88%, 3/15/19	2,248,284

		5,076,966

Columbia — 0.26%
392,000	Bancolombia SA, 5.13%, 9/11/22	406,216

Hungary — 0.24%
370,000	Magyar Export-Import Bank RT, 5.50%, 2/12/18	375,087

Indonesia — 1.86%
2,520,000	Pertamina Persero PT, 6.00%, 5/3/42	2,847,600

Ireland — 0.50%
750,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	764,025

Luxembourg — 0.42%
600,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	643,500

Netherlands — 0.80%
1,100,000	Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19	1,218,250

Qatar — 1.02%
1,500,000	SoQ Sukuk A Q.S.C, 3.24%, 1/18/23	1,560,000

United States — 0.60%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	914,609

Venezuela — 0.63%
1,010,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	961,141

Total Corporate Bonds		16,286,143

(Cost $16,083,899)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 66.67%
Argentina — 0.78%
$ 1,236,647	Argentine Republic Government International Bond, 8.28%, 12/31/33	$ 1,194,160

Brazil — 0.94%
1,150,000	Brazilian Government International Bond, 11.00%, 8/17/40	1,442,010

Chile — 1.29%
2,000,000	Chile Government International Bond, 2.25%, 10/30/22	1,971,453

Columbia — 2.12%
1,640,000	Colombia Government International Bond, 7.38%, 3/18/19	2,155,502
247,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	174,939
1,335,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	917,894

		3,248,335

Costa Rica — 0.33%
500,000	Costa Rica Government International Bond, 4.25%, 1/26/23	502,292

El Salvador — 0.88%
1,180,000	El Salvador Government International Bond, 7.65%, 6/15/35	1,348,198

Guatemala — 0.82%
1,140,000	Guatemala Government Bond, 5.75%, 6/6/22	1,257,260

Hungary — 1.89%
6,050,000(b)	Hungary Government Bond, 6.50%, 6/24/19	28,116
259,280,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,198,757
159,920,000(b)	Hungary Government Bond, 6.75%, 11/24/17	749,187
114,590,000(b)	Hungary Government Bond, 7.00%, 6/24/22	549,647
6,050,000(b)	Hungary Government Bond, 7.50%, 11/12/20	29,916
72,400,000(b)	Hungary Government Bond, 7.75%, 8/24/15	344,655

		2,900,278

Indonesia — 2.90%
340,000	Indonesia Government International Bond, 11.63%, 3/4/19	515,163
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,644,962
2,200,000	Perusahaan Penerbit SBSN, 3.30%, 11/21/22	2,282,500

		4,442,625

Malaysia — 3.97%
1,500,000(b)	Malaysia Government Bond, 3.21%, 5/31/13	490,893
5,640,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,831,709
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	86,049
1,500,000(b)	Malaysia Government Bond, 4.16%, 7/15/21	513,816
1,005,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	341,102

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

2,000,000(b	)	Malaysia Government Bond, 4.38%, 11/29/19	$ 692,738
1,712,000(b	)	Malaysia Government Bond, 5.09%, 4/30/14	574,844
$1,350,000		Wakala Global Sukuk Bhd, 4.65%, 7/6/21	1,553,389

			6,084,540

Mexico — 8.92%
26,700,000(b	)	Mexican Bonos, 6.25%, 6/16/16	2,146,668
3,230,000(b	)	Mexican Bonos, 6.50%, 6/10/21	269,661
34,910,000(b	)	Mexican Bonos, 6.50%, 6/9/22	2,919,572
9,050,000(b	)	Mexican Bonos, 7.50%, 6/3/27	814,503
8,130,000(b	)	Mexican Bonos, 8.50%, 5/31/29	791,577
9,800,000(b	)	Mexican Bonos, 8.50%, 11/18/38	961,496
360,000(b	)	Mexican Bonos, 10.00%, 11/20/36	40,392
1,090,000		Mexico Government International Bond, 5.13%, 1/15/20	1,298,412
2,600,000		Mexico Government International Bond, 5.95%, 3/19/19	3,196,629
900,000		Mexico Government International Bond, 6.05%, 1/11/40	1,209,204

			13,648,114

Mongolia — 0.19%
300,000		Mongolia Government International Bond, 5.13%, 12/5/22	291,908

Panama — 3.28%
3,551,000		Panama Government International Bond, 6.70%, 1/26/36	5,026,199

Peru — 0.33%
1,013,000(b	)	Peruvian Government International Bond, 7.84%, 8/12/20	500,624

Philippines — 0.16%
10,000,000(b	)	Philippine Government International Bond, 3.90%, 11/26/22	252,359

Poland — 4.06%
2,060,000(b	)	Poland Government Bond, 4.00%, 10/25/23	683,339
190,000(b	)	Poland Government Bond, 4.75%, 10/25/16	64,806
5,000,000(b	)	Poland Government Bond, 4.75%, 4/25/17	1,715,709
1,614,000(b	)	Poland Government Bond, 5.00%, 4/25/16	551,232
890,000(b	)	Poland Government Bond, 5.25%, 10/25/17	313,449
730,000(b	)	Poland Government Bond, 5.25%, 10/25/20	264,463
440,000(b	)	Poland Government Bond, 5.50%, 4/25/15	149,449
1,180,000(b	)	Poland Government Bond, 5.50%, 10/25/19	431,203
5,422,000(b	)	Poland Government Bond, 5.75%, 10/25/21	2,033,962

			6,207,612

Romania — 1.07%
1,320,000(b	)	Romania Government Bond, 5.90%, 7/26/17	386,155
900,000(c	)	Romanian Government International Bond, 4.88%, 11/7/19	1,248,159

			1,634,314

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

Russia — 7.16%
71,060,000(b	)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	$2,414,254
54,000,000(b	)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	1,851,610
56,050,000(b	)	Russian Federal Bond - OFZ, 7.60%, 7/20/22	1,937,772
18,297,000(b	)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	661,351
$ 3,197,028		Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(d)	4,088,359

			10,953,346

Serbia — 0.39%
350,000		Republic of Serbia, 5.25%, 11/21/17	362,722
210,000		Republic of Serbia, 7.25%, 9/28/21	240,590

			603,312

South Africa — 4.23%
15,380,000(b	)	South Africa Government Bond, 6.25%, 3/31/36	1,472,358
420,000(b	)	South Africa Government Bond, 7.00%, 2/28/31	45,959
4,962,500(b	)	South Africa Government Bond, 7.25%, 1/15/20	617,840
9,390,000(b	)	South Africa Government Bond, 8.00%, 12/21/18	1,217,165
20,618,693(b	)	South Africa Government Bond, 10.50%, 12/21/26	3,117,758
2,684(b	)	South Africa Government Bond, 13.50%, 9/15/15	381

			6,471,461

Sri Lanka — 2.45%
2,710,000		Sri Lanka Government International Bond, 5.88%, 7/25/22	2,894,627
500,000		Sri Lanka Government International Bond, 6.25%, 10/4/20	543,875
280,000		Sri Lanka Government International Bond, 6.25%, 7/27/21	305,059

			3,743,561

Thailand — 2.55%
4,500,000(b	)	Thailand Government Bond, 1.20%, 7/14/21(e)	155,445
42,000,000(b	)	Thailand Government Bond, 3.13%, 12/11/15	1,381,433
12,028,000(b	)	Thailand Government Bond, 3.45%, 3/8/19	397,487
30,691,000(b	)	Thailand Government Bond, 3.63%, 6/16/23	1,012,361
28,210,000(b	)	Thailand Government Bond, 3.65%, 12/17/21	937,237
760,000(b	)	Thailand Government Bond, 4.25%, 3/13/13	24,916
41,000(b	)	Thailand Government Bond, 5.25%, 5/12/14	1,383

			3,910,262

Turkey — 8.45%
1,075,000(b	)	Turkey Government Bond, 8.50%, 9/14/22	686,356
3,850,000(b	)	Turkey Government Bond, 9.00%, 3/8/17	2,363,051
3,640,000(b	)	Turkey Government Bond, 9.50%, 1/12/22	2,446,454
2,050,000		Turkey Government International Bond, 6.88%, 3/17/36	2,753,068
900,000		Turkey Government International Bond, 7.38%, 2/5/25	1,214,401

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

$2,838,000		Turkey Government International Bond, 7.50%, 7/14/17	$3,465,318

			12,928,648

Ukraine — 4.91%
2,110,000		Ukraine Government International Bond, 7.80%, 11/28/22	2,133,843
4,950,000		Ukraine Government International Bond, 9.25%, 7/24/17	5,389,560

			7,523,403

Uruguay — 1.09%
24,690,000(b	)	Uruguay Government International Bond, 4.38%, 12/15/28(e)	1,666,211

Venezuela — 1.51%
2,302,000		Venezuela Government International Bond, 9.25%, 9/15/27	2,303,837

Total Foreign Government Bonds			102,056,322

(Cost $98,283,855)

Shares

Investment Company — 20.56%
31,474,767	JPMorgan 100% US Treasury Securities Money Market Fund	$31,474,767

Total Investment Company		31,474,767

(Cost $31,474,767)

Contracts
Put Options Purchased — 0.00%
1,010	USD Currency, Strike Price IDR 9,500, Expires 1/7/13	—

Total Put Options Purchased		—

(Cost $6,212)

Total Investments		$149,817,232
(Cost $ 145,848,733)(f) — 97.87%

Other assets in excess of liabilities — 2.13%		3,255,039

NET ASSETS — 100.00%		$153,072,271

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Inflation protected security. Principal amount reflects original security face amount.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Options written as of December 31, 2012:

Contracts	Call Options	Value
(1,010)	USD Currency, Strike Price IDR 10,000, Expires 1/7/13	$(10)

Total (Premiums received $(7,424))		$(10)

Foreign currency exchange contracts as of December 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	5,198,005	USD	2,491,495	Citibank, N.A.	1/3/13	$ 40,976
BRL	2,164,746	USD	1,020,000	Citibank, N.A.	1/3/13	34,665
BRL	3,364,233	USD	1,612,420	Citibank, N.A.	1/3/13	26,636
BRL	3,364,233	USD	1,612,458	Citibank, N.A.	1/3/13	26,598
BRL	3,364,234	USD	1,612,575	Citibank, N.A.	1/3/13	26,482
BRL	1,273,380	USD	600,000	Citibank, N.A.	1/3/13	20,391
BRL	838,680	USD	400,000	Citibank, N.A.	1/3/13	8,605
USD	250,000	BRL	524,325	Citibank, N.A.	1/3/13	(5,451)
USD	250,000	BRL	526,200	Citibank, N.A.	1/3/13	(6,365)
USD	500,000	BRL	1,044,900	Citibank, N.A.	1/3/13	(9,076)
USD	4,235,657	BRL	8,736,043	Citibank, N.A.	1/3/13	(20,548)
USD	4,232,579	BRL	8,736,043	Citibank, N.A.	1/3/13	(23,626)
EUR	685,000	USD	894,289	Citibank, N.A.	1/10/13	9,961
USD	2,049,111	EUR	1,615,000	Citibank, N.A.	1/10/13	(82,808)
CLP	842,983,514	USD	1,749,473	Citibank, N.A.	1/16/13	7,219
CLP	119,000,000	USD	250,000	Citibank, N.A.	1/16/13	(2,016)
CLP	142,425,000	USD	300,000	Citibank, N.A.	1/16/13	(3,201)
COP	6,015,454,010	USD	3,296,591	Citibank, N.A.	1/16/13	103,636
COP	728,680,000	USD	400,000	Citibank, N.A.	1/16/13	11,885
EUR	950,000	USD	1,218,285	Citibank, N.A.	1/16/13	35,852
EUR	990,000	USD	1,287,315	Citibank, N.A.	1/16/13	19,627
EUR	500,000	USD	642,585	Citibank, N.A.	1/16/13	17,487
EUR	1,130,000	USD	1,476,063	Citibank, N.A.	1/16/13	15,699
EUR	570,000	USD	737,033	Citibank, N.A.	1/16/13	15,449
EUR	510,000	USD	658,293	Citibank, N.A.	1/16/13	14,980
EUR	500,000	USD	645,420	Citibank, N.A.	1/16/13	14,652
EUR	500,000	USD	647,908	Citibank, N.A.	1/16/13	12,164
EUR	570,000	USD	742,083	Citibank, N.A.	1/16/13	10,399
EUR	500,000	USD	649,935	Citibank, N.A.	1/16/13	10,137
EUR	570,000	USD	743,103	Citibank, N.A.	1/16/13	9,378
HUF	4,227,989	USD	19,243	Citibank, N.A.	1/16/13	(128)
HUF	12,028,613	USD	54,738	Citibank, N.A.	1/16/13	(357)
HUF	39,429,000	USD	180,000	Citibank, N.A.	1/16/13	(1,743)
HUF	76,716,500	USD	350,000	Citibank, N.A.	1/16/13	(3,167)
IDR	4,855,000,000	USD	500,000	Citibank, N.A.	1/16/13	(4,962)
INR	232,689,390	USD	4,182,954	Citibank, N.A.	1/16/13	53,639
INR	232,689,390	USD	4,183,556	Citibank, N.A.	1/16/13	53,038

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
INR	41,362,500	USD	750,000	Citibank, N.A.	1/16/13	$ 3,090
INR	16,560,000	USD	300,000	Citibank, N.A.	1/16/13	1,509
KRW	544,025,000	USD	500,000	Citibank, N.A.	1/16/13	9,706
KRW	272,212,500	USD	250,000	Citibank, N.A.	1/16/13	5,041
KRW	634,161,500	USD	590,000	Citibank, N.A.	1/16/13	4,157
KRW	473,030,800	USD	440,000	Citibank, N.A.	1/16/13	3,191
KRW	301,434,000	USD	280,000	Citibank, N.A.	1/16/13	2,419
MXN	26,189,965	USD	1,998,395	Citibank, N.A.	1/16/13	24,574
MXN	12,980,000	USD	1,000,000	Citibank, N.A.	1/16/13	2,603
MXN	3,228,807	USD	250,295	Citibank, N.A.	1/16/13	(895)
MXN	7,567,812	USD	590,000	Citibank, N.A.	1/16/13	(5,446)
MXN	7,676,220	USD	600,000	Citibank, N.A.	1/16/13	(7,072)
MYR	4,129,216	USD	1,344,583	Citibank, N.A.	1/16/13	6,604
MYR	2,544,046	USD	831,306	Citibank, N.A.	1/16/13	1,172
MYR	1,045,768	USD	342,000	Citibank, N.A.	1/16/13	202
MYR	763,875	USD	250,000	Citibank, N.A.	1/16/13	(40)
MYR	1,524,750	USD	500,000	Citibank, N.A.	1/16/13	(1,062)
PHP	14,896,800	USD	362,788	Citibank, N.A.	1/16/13	1,102
PLN	6,956,896	USD	2,165,200	Citibank, N.A.	1/16/13	78,464
PLN	2,883,405	USD	895,953	Citibank, N.A.	1/16/13	33,971
PLN	2,883,405	USD	899,995	Citibank, N.A.	1/16/13	29,930
PLN	2,860,650	USD	900,000	Citibank, N.A.	1/16/13	22,586
PLN	2,218,928	USD	699,448	Citibank, N.A.	1/16/13	16,177
PLN	795,125	USD	250,000	Citibank, N.A.	1/16/13	6,435
PLN	1,244,368	USD	400,000	Citibank, N.A.	1/16/13	1,320
RUB	23,332,500	USD	750,000	Citibank, N.A.	1/16/13	11,425
RUB	14,155,988	USD	450,698	Citibank, N.A.	1/16/13	11,263
RUB	15,588,250	USD	500,000	Citibank, N.A.	1/16/13	8,702
RUB	17,398,920	USD	560,000	Citibank, N.A.	1/16/13	7,791
RUB	17,705,340	USD	570,000	Citibank, N.A.	1/16/13	7,790
RUB	17,373,440	USD	560,000	Citibank, N.A.	1/16/13	6,959
RUB	10,850,000	USD	350,000	Citibank, N.A.	1/16/13	4,075
THB	13,826,250	USD	450,000	Citibank, N.A.	1/16/13	1,545
TRY	718,200	USD	400,000	Citibank, N.A.	1/16/13	1,659
TRY	124,242	USD	69,115	Citibank, N.A.	1/16/13	369
USD	784,464	EUR	590,000	Citibank, N.A.	1/16/13	5,580
USD	1,467,272	HUF	323,430,845	Citibank, N.A.	1/16/13	5,053
USD	1,466,884	HUF	323,430,845	Citibank, N.A.	1/16/13	4,665
USD	432,237	PLN	1,330,556	Citibank, N.A.	1/16/13	3,121
USD	111,892	HUF	24,186,650	Citibank, N.A.	1/16/13	2,545
USD	315,421	PLN	971,435	Citibank, N.A.	1/16/13	2,125
USD	1,441,956	MYR	4,400,128	Citibank, N.A.	1/16/13	2,119
USD	241,818	INR	13,205,681	Citibank, N.A.	1/16/13	1,381
USD	280,000	INR	15,323,000	Citibank, N.A.	1/16/13	1,013
USD	280,000	INR	15,330,000	Citibank, N.A.	1/16/13	886
USD	250,000	INR	13,716,250	Citibank, N.A.	1/16/13	267
USD	250,000	INR	13,720,000	Citibank, N.A.	1/16/13	199

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	6,524	IDR	63,186,378	Citibank, N.A.	1/16/13	$ 81
USD	197,708	EUR	150,000	Citibank, N.A.	1/16/13	(314)
USD	791,328	EUR	600,000	Citibank, N.A.	1/16/13	(758)
USD	157,786	ZAR	1,347,810	Citibank, N.A.	1/16/13	(826)
USD	570,000	TRY	1,020,756	Citibank, N.A.	1/16/13	(865)
USD	300,000	ZAR	2,556,750	Citibank, N.A.	1/16/13	(883)
USD	570,000	TRY	1,020,813	Citibank, N.A.	1/16/13	(897)
USD	280,000	MXN	3,639,720	Citibank, N.A.	1/16/13	(1,140)
USD	727,647	MXN	9,445,223	Citibank, N.A.	1/16/13	(1,922)
USD	174,369	PLN	548,761	Citibank, N.A.	1/16/13	(2,611)
USD	719,726	THB	22,124,372	Citibank, N.A.	1/16/13	(2,824)
USD	191,659	ROL	657,468	Citibank, N.A.	1/16/13	(2,938)
USD	191,564	ROL	657,543	Citibank, N.A.	1/16/13	(3,056)
USD	137,934	ZAR	1,198,923	Citibank, N.A.	1/16/13	(3,157)
USD	775,021	EUR	590,000	Citibank, N.A.	1/16/13	(3,863)
USD	180,000	ZAR	1,564,740	Citibank, N.A.	1/16/13	(4,141)
USD	200,000	INR	11,220,000	Citibank, N.A.	1/16/13	(4,283)
USD	280,000	PLN	881,619	Citibank, N.A.	1/16/13	(4,330)
USD	250,000	INR	13,975,000	Citibank, N.A.	1/16/13	(4,444)
USD	161,974	ZAR	1,414,555	Citibank, N.A.	1/16/13	(4,493)
USD	810,025	THB	24,952,834	Citibank, N.A.	1/16/13	(4,898)
USD	250,000	RUB	7,827,500	Citibank, N.A.	1/16/13	(5,440)
USD	240,000	ZAR	2,087,520	Citibank, N.A.	1/16/13	(5,663)
USD	255,000	INR	14,361,600	Citibank, N.A.	1/16/13	(6,483)
USD	250,000	PLN	795,850	Citibank, N.A.	1/16/13	(6,669)
USD	103,511	ZAR	936,799	Citibank, N.A.	1/16/13	(6,733)
USD	560,000	RUB	17,381,840	Citibank, N.A.	1/16/13	(7,233)
USD	150,000	ZAR	1,336,875	Citibank, N.A.	1/16/13	(7,326)
USD	277,051	ZAR	2,417,962	Citibank, N.A.	1/16/13	(7,499)
USD	570,000	RUB	17,715,315	Citibank, N.A.	1/16/13	(8,116)
USD	314,261	RUB	9,880,380	Citibank, N.A.	1/16/13	(8,172)
USD	743,850	EUR	570,000	Citibank, N.A.	1/16/13	(8,632)
USD	235,603	ZAR	2,075,664	Citibank, N.A.	1/16/13	(8,664)
USD	651,188	EUR	500,000	Citibank, N.A.	1/16/13	(8,884)
USD	148,185	ZAR	1,340,125	Citibank, N.A.	1/16/13	(9,523)
USD	650,540	EUR	500,000	Citibank, N.A.	1/16/13	(9,532)
USD	510,000	RUB	15,937,500	Citibank, N.A.	1/16/13	(10,099)
USD	350,265	PLN	1,117,556	Citibank, N.A.	1/16/13	(10,157)
USD	649,610	EUR	500,000	Citibank, N.A.	1/16/13	(10,462)
USD	234,336	CZK	4,656,960	Citibank, N.A.	1/16/13	(10,692)
USD	280,000	ZAR	2,472,428	Citibank, N.A.	1/16/13	(10,959)
USD	648,860	EUR	500,000	Citibank, N.A.	1/16/13	(11,212)
USD	740,801	EUR	570,000	Citibank, N.A.	1/16/13	(11,681)
USD	661,490	EUR	510,000	Citibank, N.A.	1/16/13	(11,783)
USD	250,000	ZAR	2,233,775	Citibank, N.A.	1/16/13	(12,874)
USD	739,464	EUR	570,000	Citibank, N.A.	1/16/13	(13,018)
USD	875,924	KRW	949,502,100	Citibank, N.A.	1/16/13	(13,680)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	738,341	EUR	570,000	Citibank, N.A.	1/16/13	$(14,141)
USD	320,576	PLN	1,039,083	Citibank, N.A.	1/16/13	(14,538)
USD	320,651	PLN	1,039,327	Citibank, N.A.	1/16/13	(14,541)
USD	320,716	PLN	1,039,538	Citibank, N.A.	1/16/13	(14,544)
USD	736,030	EUR	570,000	Citibank, N.A.	1/16/13	(16,452)
USD	1,456,565	TRY	2,640,388	Citibank, N.A.	1/16/13	(20,091)
USD	491,631	ZAR	4,446,903	Citibank, N.A.	1/16/13	(31,688)
USD	721,022	ZAR	6,427,766	Citibank, N.A.	1/16/13	(35,408)
USD	723,568	ZAR	6,450,463	Citibank, N.A.	1/16/13	(35,533)
ZAR	5,796,044	USD	650,000	Citibank, N.A.	1/16/13	32,088
ZAR	4,450,100	USD	500,000	Citibank, N.A.	1/16/13	23,695
ZAR	4,811,313	USD	552,085	Citibank, N.A.	1/16/13	14,118
ZAR	3,503,366	USD	399,012	Citibank, N.A.	1/16/13	13,270
ZAR	3,824,765	USD	438,524	Citibank, N.A.	1/16/13	11,580
ZAR	3,038,781	USD	347,914	Citibank, N.A.	1/16/13	9,695
ZAR	2,163,439	USD	247,882	Citibank, N.A.	1/16/13	6,715
ZAR	1,658,739	USD	190,456	Citibank, N.A.	1/16/13	4,747
ZAR	1,428,218	USD	164,106	Citibank, N.A.	1/16/13	3,969
ZAR	785,362	USD	88,890	Citibank, N.A.	1/16/13	3,533
ZAR	783,543	USD	88,704	Citibank, N.A.	1/16/13	3,504
ZAR	2,146,225	USD	250,000	Citibank, N.A.	1/16/13	2,571
ZAR	3,442,903	USD	403,969	Citibank, N.A.	1/16/13	1,198
ZAR	1,495,910	USD	174,893	Citibank, N.A.	1/16/13	1,148
ZAR	1,108,623	USD	129,613	Citibank, N.A.	1/16/13	851
ZAR	1,131,108	USD	132,636	Citibank, N.A.	1/16/13	475
BRL	8,736,043	USD	4,212,374	Citibank, N.A.	2/4/13	25,561
BRL	8,736,043	USD	4,215,423	Citibank, N.A.	2/4/13	22,512
CNY	4,107,805	USD	650,000	Citibank, N.A.	4/25/13	518
CNY	3,412,800	USD	540,000	Citibank, N.A.	4/25/13	456
CNY	3,453,450	USD	549,125	Citibank, N.A.	4/25/13	(2,232)
CNY	12,924,298	USD	2,016,114	Citibank, N.A.	7/25/13	29,335
CNY	3,595,200	USD	560,000	Citibank, N.A.	7/25/13	8,990
CNY	2,630,560	USD	410,000	Citibank, N.A.	7/25/13	6,322

Total						$ 500,312

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Interest rate swaps as of December 31, 2012:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
5.16%	CLP-ICP-CAMARA	Morgan Stanley Capital Services, Inc.	12/17/14	CLP	634,243	$(14,137)
5.15%	CLP-ICP-CAMARA	Deutsche Bank AG	11/28/14	CLP	248,500	(6,874)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR	390,000	23,839
4.80%	MXN-TIIE-Banxico	JPMorgan Chase Bank, N.A.	9/1/22	MXN	7,130	(11,606)

Total						$(8,778)

Total return swaps as of December 31, 2012:
Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000	$535,811
9.50%	Indonesia Treasury Bond	Citibank, N.A.	7/15/31	IDR	1,161,000	170,206
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000	114,965
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000	114,557
7.35%	Russian Federal Bond - OFZ	Citibank, N.A.	1/20/16	RUB	10,780	374,290

Total (Cost $1,253,574)						$1,309,829

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2012 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

ROL - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	68.49%
Energy	7.71%
Financials	1.11%
Other*	22.69%

100.00%

*	Includes cash, options, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Corporate Bonds — 96.64%
Brazil — 5.22%
$104,000	Banco BMG SA, 9.15%, 1/15/16	$101,660
100,000	Cosan Overseas Ltd., 8.25%, 11/29/49	110,000
200,000	Hypermarcas SA, 6.50%, 4/20/21	215,714
200,000	Itau Unibanco Holding SA/Cayman Island, 5.13%, 5/13/23	206,320
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	314,850

		948,544

British Virgin Islands — 7.53%
200,000	CNOOC Finance 2012 Ltd., 3.88%, 5/2/22	211,733
200,000	FPC Finance Ltd., 6.00%, 6/28/19	219,998
200,000	Franshion Development Ltd., 6.75%, 4/15/21	212,500
200,000	Franshion Investment Ltd., 4.70%, 10/26/17	199,500
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	220,337
288,050	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	302,453

		1,366,521

Cayman Islands — 16.89%
200,000	Baidu, Inc., 3.50%, 11/28/22	200,626
200,000	China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,660
100,000	Cosan Finance Ltd., 7.00%, 2/1/17	114,250
200,000	Country Garden Holdings Co. Ltd., 11.13%, 2/23/18	230,000
100,000	DP World Sukuk Ltd., 6.25%, 7/2/17	112,125
240,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(a)	253,800
225,000	Hutchison Whampoa International 12 II Ltd., 2.00%, 11/8/17	224,830
200,000	Industrial Senior Trust, 5.50%, 11/1/22	200,260
200,000	MAF Global Securities Ltd., 5.25%, 7/5/19	213,608
250,000	MCE Finance Ltd., 10.25%, 5/15/18	283,740
200,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	232,733
39,000	Petrobras International Finance Co., 5.38%, 1/27/21	43,777
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	228,000
250,000	Studio City Finance Ltd., 8.50%, 12/1/20	262,500
250,000	Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	265,279

		3,066,188

Chile — 6.62%
200,000	Banco de Credito e Inversiones, 3.00%, 9/13/17	203,250
200,000	Cencosud SA, 4.88%, 1/20/23	204,953
150,000	Cencosud SA, 5.50%, 1/20/21	160,655
200,000	CFR International SpA, 5.13%, 12/6/22	207,500
200,000	E.CL SA, 5.63%, 1/15/21	225,545
200,000	Telefonica Chile SA, 3.88%, 10/12/22	199,772

		1,201,675

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

China — 1.13%
$ 200,000		COSCO Finance Ltd., 4.00%, 12/3/22	$204,559

Columbia — 2.33%
87,000		Bancolombia SA, 5.13%, 9/11/22	89,305
300,000		Empresa de Energia de Bogota SA, 6.13%, 11/10/21	334,168

			423,473

Guernsey — 1.15%
200,000		Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/24	208,000

Hong Kong — 1.19%
200,000		LS Finance 2017 Ltd., 5.25%, 1/26/17	215,262

India — 2.86%
100,000		ICICI Bank Ltd., 5.75%, 11/16/20	108,364
200,000		ICICI Bank Ltd., 6.38%, 4/30/22(a)	201,500
200,000		ICICI Bank Ltd./Dubai, 4.70%, 2/21/18	209,738

			519,602

Indonesia — 1.62%
300,000		Berau Coal Energy Tbk PT, 7.25%, 3/13/17	294,000

Ireland — 2.91%
200,000		Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	203,740
6,000,000(b	)	Russian Railways via RZD Capital Ltd., 8.30%, 4/2/19	203,751
100,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18	120,620

			528,111

Isle of Man — 1.62%
230,000		AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	232,286
60,000		AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	61,171

			293,457

Israel — 1.19%
200,000		Israel Electric Corp. Ltd., 6.70%, 2/10/17	216,726

Jersey Channel Island — 1.13%
200,000		Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	205,600

Luxembourg — 8.95%
400,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	429,000
400,000		VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	431,000
200,000		VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18	225,227

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$500,000	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	$538,750

		1,623,977

Mexico — 6.12%
500,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	561,820
200,000	Grupo Posadas SAB de CV, 7.88%, 11/30/17	210,000
300,000	Sigma Alimentos SA de CV, 5.63%, 4/14/18	338,503

		1,110,323

Netherlands — 3.01%
300,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	339,750
200,000	OSX 3 Leasing BV, 9.25%, 3/20/15(c)	207,205

		546,955

Peru — 0.62%
99,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	113,603

Philippines — 1.73%
100,000	Energy Development Corp., 6.50%, 1/20/21	111,976
200,000	SM Investments Corp., 4.25%, 10/17/19	202,500

		314,476

Qatar — 1.49%
239,250	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	269,754

Saudi Arabia — 1.19%
200,000	Saudi Electricity Global Sukuk Co., 4.21%, 4/3/22	216,000

Singapore — 2.42%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	203,678
225,000	STATS ChipPAC Ltd., 5.38%, 3/31/16	235,095

		438,773

Spain — 1.23%
200,000	Cemex Espana Luxembourg, 9.88%, 4/30/19	223,396

Sweden — 1.16%
200,000	PKO Finance AB, 4.63%, 9/26/22	210,500

Thailand — 1.13%
200,000	Bangkok Bank PCL/Hong Kong, 3.88%, 9/27/22	205,757

Turkey — 3.45%
200,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	213,040
200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	211,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$200,000	Yapi ve Kredi Bankasi AS, 5.50%, 12/6/22	$202,000

		626,540

United Arab Emirates — 5.11%
125,000	Abu Dhabi National Energy Co., 7.25%, 8/1/18	155,091
450,000	DP World Ltd., 6.85%, 7/2/37	527,625
200,000	Dubai Electricity & Water Authority, 7.38%, 10/21/20	245,175

		927,891

United Kingdom — 1.27%
200,000	Vedanta Resources Plc, 9.50%, 7/18/18	229,921

United States — 1.84%
40,000	Cemex Finance LLC, 9.38%, 10/12/22	45,019
225,000	Southern Copper Corp., 7.50%, 7/27/35	288,852

		333,871

Venezuela — 2.53%
290,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	276,228
200,000	Petroleos de Venezuela SA, 5.00%, 10/28/15	182,813

		459,041

Total Corporate Bonds		17,542,496

(Cost $16,715,543)

Shares
Investment Company — 3.03%
549,256	JPMorgan 100% US Treasury Securities Money Market Fund	$549,256

Total Investment Company		549,256

(Cost $549,256)

Total Investments		$18,091,752
(Cost 17,264,799)(d) — 99.67%

Other assets in excess of liabilities — 0.33%		59,962

NET ASSETS — 100.00%		$18,151,714

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2012 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2012.
(b)	Principal amount denoted in Russian Ruble.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	32.87%
Energy	12.19%
Consumer Staples	11.56%
Telecommunication Services	8.95%
Utilities	8.29%
Industrials	6.77%
Consumer Discretionary	6.47%
Materials	5.61%
Diversified	2.64%
Information Technology	1.29%
Other*	3.36%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

December 31, 2012 (Unaudited)

Principal Amount			Value

Bank Loans — 9.38%
Denmark — 1.12%
250,000(a	)	ISS Holdings LLC Term Loan, 5.85%, 6/30/15(b)	$325,040

United States — 8.26%
$ 160,000		Ardent Medical Services, Inc. 2nd Lien, 11.00%, 1/2/19	162,800
100,000		BJ’s Wholesale Club, Inc. Term Loan 2nd Lien, 9.75%, 3/29/19	102,375
228,853		Clear Channel Communications, Inc. Term Loan, 3.86%, 1/29/16(b)	188,625
150,000		Formula One, 6.00%, 4/29/19	152,001
150,000		Misys Plc Term Loan 2nd Lien, 12.00%, 6/12/19	154,125
200,000(a	)	Prosieben Media AG, 0.00%, 6/2/16	245,325
448,750		Protection One Term Loan, 5.75%, 6/4/16	448,189
100,000		RP Crown Parent Term Loan 2nd Lien, 11.25%, 12/14/19	101,000
496,614		US Telepacific Holdings Corp. Term Loan, 5.75%, 2/23/17	489,477
359,100		WOW Finance Term Loan, 6.25%, 7/17/18	362,774

			2,406,691

Total Bank Loans			2,731,731

(Cost $2,630,243)

Corporate Bonds — 66.80%
Barbados — 2.32%
610,000		Columbus International, Inc., 11.50%, 11/20/14	677,100

Belgium — 0.62%
30,000(a	)	Ontex IV SA, 7.50%, 4/15/18	42,206
100,000(a	)	Ontex IV SA, 9.00%, 4/15/19	139,091

			181,297

Bermuda — 1.10%
300,000		Digicel Ltd., 8.25%, 9/1/17(c)	321,000

Canada — 1.00%
280,000		Mood Media Corp., 9.25%, 10/15/20(c)	290,169

Croatia (Hrvatska) — 0.20%
39,000(a	)	Agrokor DD, 10.00%, 12/7/16	56,884

Denmark — 0.94%
260,000		Welltec A/S, 8.00%, 2/1/19(c)	273,463

Finland — 0.61%
100,000(a	)	Nokia OYJ, 5.00%, 10/26/17	179,184

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

Germany — 3.11%
100,000(a	)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 9/15/22	$134,586
100,000(a	)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23	137,090
230,000(a	)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	327,655
200,000(a	)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21	305,727

			905,058

Guernsey — 0.59%
100,000(d	)	Elli Investments Ltd., 12.25%, 6/15/20	170,568

Italy — 0.49%
180,000(a	)	Seat Pagine Gialle SpA, 10.50%, 1/31/17	142,555

Jersey Channel Island — 0.61%
110,000(d	)	Aston Martin Capital Ltd., 9.25%, 7/15/18	176,903

Luxembourg — 8.46%
$ 150,000		Aguila 3 SA, 7.88%, 1/31/18(c)	159,000
200,000		Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	211,000
200,000		Altice Financing SA, 7.88%, 12/15/19(c)	211,500
280,000		Altice Finco SA, 9.88%, 12/15/20(c)	301,700
100,000		Intelsat Jackson Holdings SA, 6.63%, 12/15/22(c)	102,500
197,000		Intelsat Jackson Holdings SA, 7.50%, 4/1/21	215,469
175,000		Intelsat Luxembourg SA, 11.25%, 2/4/17	185,500
180,000(e	)	Matterhorn Mobile SA, 5.41%, 5/15/19(b)	198,765
100,000(a	)	Numericable Finance & Co. SCA, 8.08%, 10/15/18(b)	134,636
60,000(a	)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	86,725
150,000(e	)	Sunrise Communications International SA, 5.63%, 12/31/17	170,147
290,000(a	)	Wind Acquisition Finance SA, 7.38%, 2/15/18	386,947
100,000		Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(c)(f)	102,000

			2,465,889

Netherlands — 1.02%
215,000(a	)	Magyar Telecom BV, 9.50%, 12/15/16	155,148
100,000(a	)	Stork Technical Services Holdings BV, 11.00%, 8/15/17	141,895

			297,043

Spain — 0.89%
200,000(a	)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	260,692

Sweden — 0.83%
172,000(a	)	TVN Finance Corp. III AB, 7.88%, 11/15/18	241,790

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

United Kingdom — 5.34%
$ 320,000		CEVA Group Plc, 8.38%, 12/1/17(c)	$316,800
150,000		CEVA Group Plc, 11.50%, 4/1/18(c)	127,500
100,000(d	)	Elli Finance UK Plc, 8.75%, 6/15/19	177,066
60,000		Jaguar Land Rover Plc, 8.13%, 5/15/21(c)	65,977
60,000(d	)	LBG Capital No. 1 Plc, 11.04%, 3/19/20	113,306
100,000(d	)	Moto Finance Plc, 10.25%, 3/15/17	162,040
240,000(d	)	MU Finance Plc, 8.75%, 2/1/17	424,958
100,000(d	)	Priory Group No. 3 Plc, 8.88%, 2/15/19	168,131

			1,555,778

United States — 38.67%
200,000		AMC Networks, Inc., 4.75%, 12/15/22	201,000
70,000		American Axle & Manufacturing, Inc., 6.63%, 10/15/22	71,050
150,000		Ameristar Casinos, Inc., 7.50%, 4/15/21	162,563
392,000		BakerCorp International, Inc., 8.25%, 6/1/19	392,000
430,000		BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(c)	460,100
90,000		Burger King Corp., 9.88%, 10/15/18	103,050
210,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	209,475
120,000		CDR DB Sub, Inc., 7.75%, 10/15/20(c)	119,700
180,000		CDRT Holding Corp., 9.25%, 10/1/17(c)(f)	183,600
120,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	124,950
813,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(c)	869,910
120,000		Chaparral Energy, Inc., 7.63%, 11/15/22	126,000
10,000		Chaparral Energy, Inc., 7.63%, 11/15/22(c)	10,400
90,000		Chaparral Energy, Inc., 9.88%, 10/1/20	102,375
60,000		Cinemark USA, Inc., 5.13%, 12/15/22(c)	60,750
68,000		Clear Channel Communications, Inc., 9.00%, 12/15/19(c)	62,220
98,000		CSC Holdings LLC, 6.75%, 11/15/21(c)	108,657
160,000		DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18(c)	174,800
329,000		Emergency Medical Services Corp., 8.13%, 6/1/19	361,283
270,000		Epicor Software Corp., 8.63%, 5/1/19	283,500
200,000		GCI, Inc., 6.75%, 6/1/21	196,000
120,000		Gentiva Health Services, Inc., 11.50%, 9/1/18	113,400
240,000		Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(c)	245,400
280,000		HCA, Inc., 6.50%, 2/15/20	315,000
100,000		Infor US, Inc., 9.38%, 4/1/19	112,250
270,000		Integra Telecom Holdings, Inc., 10.75%, 4/15/16(c)	282,150
140,000		Lamar Media Corp., 5.00%, 5/1/23(c)	143,850
50,000		Level 3 Financing, Inc., 7.00%, 6/1/20(c)	52,250
370,000		Level 3 Financing, Inc., 8.13%, 7/1/19	403,300
110,000		Live Nation Entertainment, Inc., 7.00%, 9/1/20(c)	114,813
260,000		Live Nation Entertainment, Inc., 8.13%, 5/15/18(c)	280,150
150,000		National CineMedia LLC, 6.00%, 4/15/22	159,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount			Value

$ 160,000		National Mentor Holdings, Inc., 12.50%, 2/15/18(c)	$163,600
100,000		New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18(c)(f)	101,250
300,000		PAETEC Holding Corp., 9.88%, 12/1/18	343,500
509,000		Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(c)	535,722
230,000		PDC Energy, Inc., 7.75%, 10/15/22(c)	235,750
100,000		Petco Holdings, Inc., 8.50%, 10/15/17(c)(f)	102,750
200,000		Physio-Control International, Inc., 9.88%, 1/15/19(c)	219,500
250,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/22	266,250
370,000		Sabre, Inc., 8.50%, 5/15/19(c)	394,050
110,000		Spectrum Brands Escrow Corp., 6.38%, 11/15/20(c)	115,500
110,000		Spectrum Brands Escrow Corp., 6.63%, 11/15/22(c)	117,975
330,000		SUPERVALU, Inc., 8.00%, 5/1/16	314,325
50,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(c)	53,000
50,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20	53,000
260,000		Tenet Healthcare Corp., 8.00%, 8/1/20	279,987
240,000		Tops Holding Corp./Tops Markets LLC, 8.88%, 12/15/17(c)	249,000
52,000		Toys R Us, Inc., 7.38%, 10/15/18	47,320
160,000		Toys R Us, Inc., 10.38%, 8/15/17	166,800
40,000		TW Telecom Holdings, Inc., 5.38%, 10/1/22(c)	41,900
130,000		United Surgical Partners International, Inc., 9.00%, 4/1/20	144,300
352,000		Valeant Pharmaceuticals International, 6.88%, 12/1/18(c)	379,280
150,000		WMG Acquisition Corp., 6.00%, 1/15/21(c)	158,250
100,000(a	)	WMG Acquisition Corp., 6.25%, 1/15/21	135,626
40,000		Wolverine World Wide, Inc., 6.13%, 10/15/20(c)	42,000

			11,265,581

Total Corporate Bonds			19,460,954

(Cost $18,363,410)

Shares
Investment Company — 15.00%
4,370,152		JPMorgan 100% US Treasury Securities Money Market Fund	$4,370,152

Total Investment Company			4,370,152

(Cost $4,370,152)

Total Investments			$26,562,837
(Cost 25,363,805)(g) — 91.18%

Other assets in excess of liabilities — 8.82%			2,568,461

NET ASSETS — 100.00%			$29,131,298

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2012 (Unaudited)

(a)	Principal amount denoted in Euros.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in British Pounds.
(e)	Principal amount denoted in Swiss Francs.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	15,000	USD	24,308	Citibank, N.A.	1/10/13	$58
USD	359,790	CHF	341,000	Citibank, N.A.	1/10/13	(13,108)
USD	240,893	EUR	183,000	Citibank, N.A.	1/10/13	(681)
USD	51,644	EUR	40,000	Citibank, N.A.	1/10/13	(1,159)
USD	3,170,639	EUR	2,495,000	Citibank, N.A.	1/10/13	(122,944)
USD	113,296	GBP	70,000	Citibank, N.A.	1/10/13	(412)
USD	1,319,004	GBP	830,000	Citibank, N.A.	1/10/13	(29,256)

Total						$(167,502)

Credit default swaps as of December 31, 2012:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Europe Senior Financials	JPMorgan Chase Bank, N.A.	6/20/17	Sell	EUR	240(a)	$(6,643)
5.00%	iTraxx Europe Sub Financials, Series 17	JPMorgan Chase Bank, N.A.	6/20/17	Buy	EUR	100	(13,647)
5.00%	CDX.NA.HY, Series 19	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	450(a)	2,548

Total (Premiums received $(22,332))							$(17,742)

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecommunication Services	28.00%
Consumer Staples	17.37%
Financials	11.69%
Consumer Discretionary	11.67%
Industrials	4.46%
Energy	1.63%
Information Technology	1.36%
Other*	23.82%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

December 31, 2012 (Unaudited)

Principal Amount			Value

Corporate Bonds — 97.97%
Australia — 7.24%
300,000(a	)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$334,527
$ 200,000		Paladin Energy Ltd., 3.63%, 11/4/15	175,000
200,000		Paladin Energy Ltd., 5.00%, 3/11/13	199,500
500,000(a	)	Western Areas NL, 6.40%, 7/2/15	540,645

			1,249,672

Bermuda — 4.40%
300,000		Aquarius Platinum Ltd., 4.00%, 12/18/15	222,750
400,000		Seadrill Ltd., 3.38%, 10/27/17	537,000

			759,750

British Virgin Islands — 5.08%
400,000		Billion Express Investments Ltd., 0.75%, 10/18/15	420,600
420,000		PB Issuer No. 3 Ltd., 1.88%, 10/22/18	456,330

			876,930

Cayman Islands — 2.37%
400,000		BES Finance Ltd., 1.63%, 4/15/13	409,500

Germany — 2.33%
300,000(b	)	KFW, 3.25%, 6/27/13	401,610

Isle of Man — 1.20%
200,000		AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	207,250

Japan — 5.28%
30,000,000(a	)	KDDI Corp., 1.00%, 12/14/15(c)	390,258
40,000,000(a	)	Sony Corp., 0.08%, 11/30/17(c)	521,267

			911,525

Jersey Channel Island — 1.62%
250,000		Shire Plc, 2.75%, 5/9/14	278,750

Malaysia — 2.73%
400,000		YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	470,000

Netherlands — 4.50%
500,000		Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	513,750
250,000		Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	261,563

			775,313

Philippines — 2.34%
400,000		San Miguel Corp., 2.00%, 5/5/14	404,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

Singapore — 6.15%
250,000(a)	CapitaLand Ltd., 2.88%, 9/3/16	$219,496
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	426,712
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(c)	414,653

		1,060,861

Spain — 2.10%
187,000(d)	International Consolidated Airlines Group SA, 5.80%, 8/13/14	361,642

Sweden — 2.20%
2,000,000(a)	Elekta AB, 2.75%, 4/25/17	380,200

Taiwan — 4.78%
$ 600,000	AU Optronics Corp., 10.19%, 10/13/15(c)	537,000
300,000	Tatung Co. Ltd., 4.19%, 3/25/14(c)	288,000

		825,000

Thailand — 3.81%
15,000,000(a)	BTS Group Holdings PCL, 1.00%, 1/25/16	657,077

United Arab Emirates — 3.12%
400,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	537,909

United States — 36.72%
300,000	Boston Properties LP, 3.63%, 2/15/14(e)	316,125
400,000	Gilead Sciences, Inc., 1.00%, 5/1/14	655,500
400,000	Intel Corp., 3.25%, 8/1/39	468,750
400,000	Liberty Interactive LLC, 3.13%, 3/30/23	580,500
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	237,813
500,000	Medivation, Inc., 2.63%, 4/1/17	639,063
350,000	MGM Resorts International, 4.25%, 4/15/15	370,344
250,000	Microchip Technology, Inc., 2.13%, 12/15/37	315,625
350,000	NetApp, Inc., 1.75%, 6/1/13	393,313
300,000	priceline.com, Inc., 1.00%, 3/15/18(e)	320,437
250,000	SanDisk Corp., 1.50%, 8/15/17	290,000
300,000	United States Steel Corp., 4.00%, 5/15/14	323,438
400,000	VeriSign, Inc., 3.25%, 8/15/37	504,500
500,000	Wellpoint, Inc., 2.75%, 10/15/42(e)	537,813
300,000	Xilinx, Inc., 3.13%, 3/15/37	380,063

		6,333,284

Total Corporate Bonds		16,900,273

(Cost $15,759,770)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2012 (Unaudited)

Shares		Value

Investment Company — 2.45%
421,676	JPMorgan 100% US Treasury Securities Money Market Fund	$421,676

Total Investment Company		421,676

(Cost $421,676)

Total Investments		$17,321,949
(Cost 16,181,446)(f) — 100.42%

Liabilities in excess of other assets — (0.42)%		(72,162)

NET ASSETS — 100.00%		$17,249,787

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	Principal amount denoted in British Pounds.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	874,256	AUD	844,000	Citibank, N.A.	1/10/13	$ (1,506)
USD	903,385	EUR	712,000	Citibank, N.A.	1/10/13	(36,507)
USD	341,241	GBP	215,000	Citibank, N.A.	1/10/13	(8,007)
USD	424,900	JPY	33,745,000	Citibank, N.A.	1/10/13	35,359
USD	489,168	JPY	40,080,000	Citibank, N.A.	1/10/13	26,498
USD	53,024	JPY	4,574,000	Citibank, N.A.	1/10/13	223
USD	354,601	SEK	2,412,000	Citibank, N.A.	1/10/13	(16,203)
USD	1,054,409	SGD	1,291,000	Citibank, N.A.	1/10/13	(2,419)
USD	479,135	THB	14,800,000	Citibank, N.A.	1/15/13	(4,241)

Total						$ (6,803)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2012 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.18%
Industrials	18.46%
Consumer Staples	14.44%
Telecommunication Services	11.79%
Information Technology	10.71%
Materials	9.67%
Consumer Discretionary	7.27%
Energy	3.11%
Diversified	2.34%
Other*	2.03%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

December 31, 2012 (Unaudited)

Principal Amount		Value

Corporate Bonds — 16.74%
Czech Republic — 0.27%
150,000(a)	EP Energy AS, 5.88%, 11/1/19	$213,338

France — 1.73%
400,000(b)	Areva SA, 4.38%, 11/6/19	571,483
300,000(b)	Lagardere SCA, 4.13%, 10/31/17	411,142
$ 400,000	Societe Generale SA, 6.63%, 12/11/49(c)	397,500

		1,380,125

Italy — 0.18%
100,000(b)	Assicurazioni Generali SpA, 7.75%, 12/12/42(c)	139,904

Luxembourg — 1.39%
200,000(b)	Fiat Industrial Finance Europe SA, 6.25%, 3/9/18	294,574
280,000(d)	Glencore Finance Europe SA, 5.50%, 4/3/22	494,238
200,000(b)	Talanx Finanz Luxembourg SA, 8.37%, 6/15/42(c)	320,756

		1,109,568

Netherlands — 0.73%
400,000(b)	HIT Finance BV, 5.75%, 3/9/18	586,095

United Kingdom — 4.23%
400,000(b)	Co-Operative Group Ltd., 3.49%, 7/8/20(e)	672,574
170,000(b)	Everything Everywhere Finance Plc, 4.38%, 3/28/19	285,971
700,000(b)	LBG Capital No. 1 Plc, 7.87%, 8/25/20	1,199,662
100,000(b)	Marks & Spencer Plc, 4.75%, 6/12/25	164,634
333,000(b)	Rio Tinto Finance Plc, 4.00%, 12/11/29	546,275
300,000(b)	SSE Plc, 5.45%, 9/29/49(c)	507,406

		3,376,522

United States — 8.21%
460,000	AbbVie, Inc., 2.90%, 11/6/22(f)	468,455
1,200,000	Autodesk, Inc., 1.95%, 12/15/17	1,194,036
1,200,000	Autodesk, Inc., 3.60%, 12/15/22	1,205,292
650,000	CC Holdings GS V LLC, 2.38%, 12/15/17(f)	653,178
100,000	CIT Group, Inc., 6.63%, 4/1/18(f)	113,000
200,000	Computer Sciences Corp., 4.45%, 9/15/22	208,869
300,000	Hartford Financial Services Group, Inc., 8.13%, 6/15/38(c)	345,375
250,000	Humana, Inc., 3.15%, 12/1/22	248,607
600,000	NetApp, Inc., 3.25%, 12/15/22	590,652

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2012 (Unaudited)

Principal Amount		Value

$1,500,000	NewMarket Corp., 4.10%, 12/15/22(f)	$1,524,532

		6,551,996

Total Corporate Bonds		13,357,548

(Cost $13,205,771)
Foreign Government Bonds — 7.34%
Germany — 0.93%
517,548(b)	Deutsche Bundesrepublik Inflation Linked Bond, 1.50%, 4/15/16	742,047

Poland — 0.82%
480,000(a)	Poland Government International Bond, 3.38%, 7/9/24	652,720

Portugal — 1.74%
260,000(b)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37	227,317
990,000(b)	Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20	1,157,579

		1,384,896

Slovak Republic — 1.31%
580,000(b)	Slovakia Government Bond, 3.38%, 11/15/24	777,927
250,000	Slovakia Government International Bond, 4.38%, 5/21/22	271,875

		1,049,802

Slovenia — 1.01%
670,000(b)	Slovenia Government Bond, 5.13%, 3/30/26	805,177

Spain — 1.53%
180,000(b)	Autonomous Community of Madrid Spain, 4.30%, 9/15/26	169,659
780,000(b)	Spain Government Bond, 5.50%, 4/30/21	1,053,543

		1,223,202

Total Foreign Government Bonds		5,857,844

(Cost $5,727,013)

Shares		Value

Investment Company — 36.32%
28,972,892	JPMorgan 100% US Treasury Securities Money Market Fund	$28,972,892

Total Investment Company		28,972,892

(Cost $28,972,892)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2012 (Unaudited)

Value

Total Investments	$48,188,284
(Cost $47,905,676)(g) — 60.40%

Other assets in excess of liabilities — 39.60%	31,589,949

NET ASSETS — 100.00%	$79,778,233

(a)	Principal amount denoted in Euros.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2012.
(d)	Principal amount denoted in British Pounds.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	200,000	USD	261,968	Citibank, N.A.	1/10/13	$ 2,047
EUR	765,000	USD	1,016,360	Citibank, N.A.	1/10/13	(6,504)
JPY	2,689,000	USD	31,368	Citibank, N.A.	1/10/13	(327)
USD	56,389	GBP	35,000	Citibank, N.A.	1/10/13	(465)
USD	91,517	EUR	70,000	Citibank, N.A.	1/10/13	(888)
USD	832,068	EUR	631,000	Citibank, N.A.	1/10/13	(899)
USD	1,089,034	GBP	672,000	Citibank, N.A.	1/10/13	(2,570)
USD	369,287	GBP	229,000	Citibank, N.A.	1/10/13	(2,702)
USD	261,252	EUR	200,000	Citibank, N.A.	1/10/13	(2,763)
USD	344,741	GBP	214,000	Citibank, N.A.	1/10/13	(2,883)
USD	244,996	EUR	188,000	Citibank, N.A.	1/10/13	(3,178)
USD	534,162	GBP	332,000	Citibank, N.A.	1/10/13	(5,142)
USD	855,583	GBP	530,000	Citibank, N.A.	1/10/13	(5,354)
USD	1,052,070	GBP	653,000	Citibank, N.A.	1/10/13	(8,670)
USD	680,601	GBP	425,000	Citibank, N.A.	1/10/13	(9,773)
USD	1,360,350	EUR	1,039,000	Citibank, N.A.	1/10/13	(11,206)
USD	1,478,944	EUR	1,138,000	Citibank, N.A.	1/10/13	(23,300)
USD	3,052,280	EUR	2,330,495	Citibank, N.A.	1/10/13	(24,144)
USD	3,138,680	EUR	2,430,000	Citibank, N.A.	1/10/13	(69,098)
USD	1,320,000	JPY	111,381,600	Citibank, N.A.	1/31/13	34,020
USD	440,000	JPY	37,064,324	Citibank, N.A.	1/31/13	12,066
USD	1,240,000	JPY	106,795,000	Citibank, N.A.	1/31/13	6,975
BRL	383,580	USD	180,000	Citibank, N.A.	2/28/13	5,585
BRL	319,800	USD	150,000	Citibank, N.A.	2/28/13	4,727

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	4,176,640	USD	320,000	Citibank, N.A.	2/28/13	$ 1,368
MXN	2,347,542	USD	180,000	Citibank, N.A.	2/28/13	630
MXN	1,956,000	USD	150,000	Citibank, N.A.	2/28/13	503
MXN	1,279,700	USD	100,000	Citibank, N.A.	2/28/13	(1,534)
TRY	577,152	USD	320,000	Citibank, N.A.	2/28/13	975
TRY	270,750	USD	150,000	Citibank, N.A.	2/28/13	574
TRY	324,648	USD	180,000	Citibank, N.A.	2/28/13	549
TRY	179,538	USD	100,000	Citibank, N.A.	2/28/13	(152)
USD	600,000	JPY	49,582,800	Citibank, N.A.	2/28/13	27,413

Total						$(84,120)

Interest rate swaps as of December 31, 2012:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.68%	EUR-EURIBOR-Reuters	Merrill Lynch & Co., Inc.	3/20/23	EUR	3,150	$(29,149)
0.86%	EUR-EURIBOR-Reuters	Citibank, N.A.	3/20/18	EUR	2,020	(5,440)
1.79%	USD-LIBOR-BBA	Merrill Lynch & Co., Inc.	3/20/23	USD	2,310	12,268
1.68%	EUR-EURIBOR-Reuters	Merrill Lynch & Co., Inc.	3/20/23	EUR	2,520	(23,319)

Total						$(45,640)

Credit default swaps as of December 31, 2012:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)			Value
1.00%	Alstom	JPMorgan Chase Bank, N.A.	6/20/18	Buy	EUR	275		$16,800
1.00%	Capital One Financial Corp.	Deutsche Bank AG	3/20/18	Buy	USD	300		183
5.00%	CDX.NA.HY, Series 19	Merrill Lynch & Co., Inc.	12/20/17	Sell	USD	120(a	)	679
5.00%	CDX.NA.HY, Series 19	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	120(a	)	679
1.00%	Clariant AG	Merrill Lynch & Co., Inc.	3/20/18	Buy	EUR	550		40,724
1.00%	ConAgra Foods, Inc.	Deutsche Bank AG	3/20/18	Buy	USD	430		997
1.00%	Darden Restaurants, Inc.	Deutsche Bank AG	12/20/17	Buy	USD	150		8,774
1.00%	Darden Restaurants, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Buy	USD	150		8,774
5.00%	H & R Block, Inc.	Deutsche Bank AG	12/20/17	Buy	USD	150		(17,204)
5.00%	H & R Block, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Buy	USD	150		(17,475)
1.00%	Hewlett-Packard Co.	Deutsche Bank AG	12/20/17	Sell	USD	150(a	)	(13,519)
1.00%	Hewlett-Packard Co.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(13,519)
5.00%	International Lease Finance Corp.	Deutsche Bank AG	12/20/17	Buy	USD	150		(9,992)
5.00%	iTraxx Crossover, Series 18	JPMorgan Chase Bank, N.A.	12/20/17	Sell	EUR	250(a	)	3,202
1.00%	iTraxx Europe Main, Series 18	Deutsche Bank AG	12/20/17	Sell	EUR	800(a	)	(8,085)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2012 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)			Value
1.00%	iTraxx Europe Main, Series 18	Merrill Lynch & Co., Inc.	12/20/17	Sell	EUR	900(a	)	$(9,095)
1.00%	Lafarge S.A.	Merrill Lynch & Co., Inc.	3/20/18	Buy	EUR	450		44,742
5.00%	Pitney Bowes, Inc.	Deutsche Bank AG	12/20/17	Buy	USD	150		(3,369)
1.00%	Pitney Bowes, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Buy	USD	150		23,243
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(14,026)
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(14,026)
5.00%	SLM Corp.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	146		(11,023)
5.00%	SLM Corp.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	37		(2,793)
1.00%	Staples, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(16,767)
1.00%	Staples, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(16,767)
1.00%	STMicroelectronics NV	Deutsche Bank AG	3/20/18	Buy	EUR	550		25,556
1.00%	Travelers Cos., Inc., The	Deutsche Bank AG	3/20/18	Buy	USD	600		7,741
1.00%	United Utilities Group PLC	JPMorgan Chase Bank, N.A.	12/20/17	Buy	EUR	170		(509)
1.00%	Weatherford International Ltd.	Merrill Lynch & Co., Inc.	12/20/17	Sell	USD	300(a	)	(13,955)
1.00%	Weatherford International Ltd.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	300(a	)	(13,955)

Total (Premiums received $(50,031))								$(13,985)

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BRL - Brazilian Real

EUR - Euro

EUR-EURIBOR-Reuters - Reuters Euro Interbank Offered Rate in Euros

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

USD-LIBOR-BBA - Reuters London Inter-Bank Offered Rate in U.S. Dollars

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	7.34%
Information Technology	4.01%
Materials	3.22%
Financials	3.15%
Industrials	1.69%
Consumer Staples	1.63%
Energy	0.98%
Diversified	0.84%
Telecommunication Services	0.64%
Consumer Discretionary	0.58%
Other*	75.92%

100.00%

*    Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fourteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the five RBC BlueBay Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant valuation event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Derivative contracts and agreements are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account multiple factors, including fundamental security analytical data, counterparty valuation quotations, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

Exchange traded options, futures, and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Forward foreign currency exchange contracts are marked-to market daily based upon foreign currency exchange rates provided by an independent pricing service.

Swaps are valued by an independent pricing service using an industry standard pricing model. If a price is not available from a pricing service or is deemed unreliable or not reflective of current market value, the swap may be priced at fair value using procedures approved by the Board.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organization such as Standard & Poor’s Corporation or Moody’s Investors Service or Fitch Investors Service. If unrated, a security must be determined by the Advisor to be of comparable quality.

The Funds’ Board has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the Procedures, including the responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Pricing Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of it’s regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendation provided by the Advisor or Sub-Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the New York Stock Exchange; an extraordinary event like a natural disaster or terrorist act occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Funds use fair valuation methods that use significant unobservable inputs to determine their NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Funds’ Board.

As of December 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$43,884,051	$21,220,720	$(2,462,421)	$ 18,758,299
Enterprise Fund	80,490,058	37,480,536	(7,190,931)	30,289,605
Small Cap Core Fund	63,524,218	17,979,304	(2,374,481)	15,604,823
Microcap Value Fund	128,908,880	33,998,848	(38,529,169)	(4,530,321)
Mid Cap Value Fund	2,149,745	191,260	(96,283)	94,977
Access Capital Community Investment Fund	680,837,944	38,680,178	(1,274,946)	37,405,232
Emerging Market Select Bond Fund	145,875,671	4,081,084	(139,523)	3,941,561
Emerging Market Corporate Bond Fund	17,264,799	836,298	(9,345)	826,953
Global High Yield Bond Fund	25,370,047	1,217,021	(24,231)	1,192,790
Global Convertible Bond Fund	16,181,446	1,446,350	(305,847)	1,140,503
Absolute Return Fund	47,905,676	291,914	(9,306)	282,608

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net realized gains or losses and net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2012 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.45%	11/15/12	1/02/13	$(18,300,751)	$(18,289,777)
Deutsche Securities	0.47%	11/26/12	1/15/13	(25,203,442)	(25,187,000)
Goldman Sachs	0.45%	12/03/12	1/25/13	(36,250,607)	(36,226,607)
Goldman Sachs	0.47%	12/21/12	1/25/13	(7,152,267)	(7,149,000)
Goldman Sachs	0.48%	12/17/12	2/04/13	(16,970,722)	(16,959,642)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at December 31, 2012 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs
11/15/12 to
1/02/13
	Fannie Mae Pool #AO8029	3.50%	7/01/42	$3,821,147	$4,073,552
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,312,075	3,546,379
	Fannie Mae Pool #AH2980	4.00%	1/01/41	2,220,674	2,377,769
	Fannie Mae Pool #806754	4.50%	9/01/34	2,132,373	2,301,547
	Fannie Mae Pool #663159	5.00%	7/01/32	3,713,675	4,027,983
	Fannie Mae Pool #777621	5.00%	2/01/34	2,532,440	2,746,510

					$19,073,740

Deutsche Securities
11/26/12 to
1/15/13
	Fannie Mae Pool #AE2012	4.00%	9/01/40	$2,554,664	$2,735,386
	Fannie Mae Pool #AH7281	4.00%	3/01/41	1,873,135	2,012,669
	Fannie Mae Pool #AH5658	4.00%	2/01/41	1,988,324	2,128,982
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,125,956	4,466,831
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,675,973	2,897,055
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,535,664	2,745,153
	Fannie Mae Pool #AD7271	4.50%	7/01/40	2,130,584	2,309,270
	Fannie Mae Pool #AD4456	4.50%	4/01/40	2,104,367	2,280,854
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,046,815	2,208,241
	Fannie Mae Pool #AD4458	4.50%	4/01/40	1,928,182	2,080,252

					$25,864,693

Goldman Sachs
12/03/12 to
1/25/13
	Fannie Mae Pool #AP9716	3.00%	10/01/42	$1,699,601	$1,782,523
	Fannie Mae Pool #AK6716	3.50%	3/01/42	2,381,615	2,538,932
	Fannie Mae Pool #AE5432	4.00%	10/01/40	1,625,738	1,740,747
	Fannie Mae Pool #AE7707	4.00%	11/01/40	1,868,827	2,001,032
	Fannie Mae Pool #AE5862	4.00%	10/01/40	1,650,200	1,773,127
	Fannie Mae Pool #AJ9133	4.00%	1/01/42	1,644,613	1,763,526
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,404,572	3,685,848
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,213,490	2,394,287
	Fannie Mae Pool #AH8878	4.50%	4/01/41	1,929,023	2,086,585
	Fannie Mae Pool #AC2109	4.50%	7/01/39	1,877,071	2,025,110
	Fannie Mae Pool #AD9613	4.50%	8/01/40	1,665,830	1,797,209
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,657,799	1,794,762
	Fannie Mae Pool #AI1849	4.50%	5/01/41	1,637,376	1,796,701
	Fannie Mae Pool #AD1470	5.00%	2/01/40	1,848,196	2,006,737
	Fannie Mae Pool #934941	5.00%	8/01/39	1,808,521	1,965,919
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,712,388	1,861,419

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae Pool #806761	5.50%	9/01/34	$2,442,640	$2,669,729
	Fannie Mae Pool #885724	5.50%	6/01/36	1,567,485	1,700,476

					$37,384,669

Goldman Sachs
12/21/12 to
1/25/13
	Fannie Mae Pool #AK6715	3.50%	3/01/42	$7,056,109	$7,522,199

Goldman Sachs
12/17/12 to
2/04/13
	Fannie Mae Pool #AK2386	3.50%	2/01/42	15,378,678	16,394,512
	Fannie Mae Pool #AH0301	3.50%	11/01/40	1,332,516	1,420,535

					$17,815,047

Derivatives

The Access Capital Community Investment Fund and each of the five RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Access Capital Community Investment Fund, Emerging Market Select Bond Fund and Absolute Return Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Access Capital Community Investment Fund had the following open futures contracts at December 31, 2012:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position
90 Day Euro Dollar	25	March, 2013	$(76,562)	$6,154,688	Barclays Capital
	25	March, 2014	(142,812)	6,081,875	Barclays Capital
	25	June, 2013	(87,187)	6,142,500	Barclays Capital
	25	June, 2014	(155,313)	6,066,562	Barclays Capital
	25	September, 2013	(98,125)	6,130,313	Barclays Capital
	25	September, 2014	(167,187)	6,051,563	Barclays Capital
	25	December, 2013	(130,313)	6,096,250	Barclays Capital
Ten Year U.S. Treasury Notes	310	March, 2013	208,297	41,370,484	Barclays Capital
Thirty Year U.S. Treasury Bonds	260	March, 2013	591,093	38,941,094	Barclays Capital

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of underlying collateral pledged for open futures contracts at December 31, 2012 were as follows:

Description	Yield	Maturity Date	Par	Market Value

U.S. Treasury Bill	0.18%	04/04/13	$2,000,000	$1,999,680

The Emerging Market Select Bond Fund had the following open futures contract at December 31, 2012:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Counterparty

Ten Year U.S. Treasury Bonds	8	March, 2013	$8,507	USD	1,070,757	Citigroup Global Markets

Collateral pledged for open futures contracts is the cash at brokers in the amount of $93,349 at December 31, 2012.

The Absolute Return Fund had the following open futures contracts at December 31, 2012:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty

Ten Year U.S. Treasury Bonds	76	March, 2013	$(22,563)	USD	10,113,938	Citigroup Global Markets

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty

Five Year U.S. Treasury Bonds	15	March, 2013	$4,062	USD	1,870,273	Citigroup Global Markets
Ten Year British Bond	9	March, 2013	3,503	GBP	1,074,435	Goldman Sachs
Ten Year Euro-Bond	21	March, 2013	1,107	EUR	3,059,280	Goldman Sachs
Ten Year Euro-BTP	6	March, 2013	(2,610)	EUR	662,100	Goldman Sachs
Ten Year Euro-OAT	8	March, 2013	(6,697)	EUR	1,084,200	Goldman Sachs

Collateral pledged for open futures contracts is the cash at brokers in the amount of $70,212 at December 31, 2012.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Select Bond Fund had outstanding options as of December 31, 2012.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2012	—	$—
Options written	1,010	7,424
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Contracts outstanding at December 31, 2012	1,010	$7,424

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Portfolio of Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The Emerging Market Select Bond Fund, Global High Yield Bond Fund and Absolute Return Fund entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of December 31, 2012 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2012

Statement of Assets and Liabilities Location

Asset Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund

Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,171,272	$—	$58	$62,080	$97,431

Interest rate contracts	Total return swaps at value	1,309,829	—	—	—	—

Interest rate contracts	Unrealized appreciation on futures contracts	8,507	—	—	—	8,672

Interest rate contracts	Unrealized appreciation on swap contracts	23,839	—	—	—	12,268

Total		$2,513,447	$—	$58	$62,080	$118,371

Liability Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund

Credit contracts	Credit default swaps at value	$—	$—	$17,742	$—	$13,985

Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	670,960	—	167,560	68,883	181,551

Foreign currency contracts	Written options, at value	10	—	—	—	—

Interest rate contracts	Unrealized depreciation on futures contracts	—	—	—	—	31,870

Interest rate contracts	Unrealized depreciation on swap contracts	32,617	—	—	—	57,908

Total		$703,587	$—	$185,302	$68,883	$285,314

* For open derivative instruments as of December 31, 2012, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts and the preceding section for financial futures contracts.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Value Measurements

Various input levels are used in determining the fair value of investments which are as follows:

—  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc. Generally, the types of securities included in Level 2 for the Money Market Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

—   Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2012 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$62,642,350(a	)	$—		$—	$62,642,350
Enterprise Fund	110,193,405(a	)	—		586,258	110,779,663
Small Cap Core Fund	79,129,041(a	)	—		—	79,129,041
Microcap Value Fund	124,099,054(a	)	258,955		20,550	124,378,559
Mid Cap Value Fund	2,244,722(a	)	—		—	2,244,722
Prime Money Market Fund	—		13,807,316,004(b	)	—	13,807,316,004
U.S. Government Money Market Fund	—		5,828,027,346(b	)	—	5,828,027,346
Tax Free Money Market Fund	5,000,000(c	)	1,465,199,988(d	)	—	1,470,199,988
Access Capital Community Investment Fund	18,278,427(c	)	699,964,749(b	)	—	718,243,176
Emerging Market Select Bond Fund	31,474,767(b	)	118,342,465(b	)	—	149,817,232
Emerging Market Corporate Bond Fund	549,256(b	)	17,542,496(b	)	—	18,091,752
Global High Yield Bond Fund	4,370,152(b	)	22,192,685(b	)	—	26,562,837
Global Convertible Bond Fund	421,676(b	)	16,900,273(b	)	—	17,321,949

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund	$28,972,892(b )	$19,215,392(b )	$—	$48,188,284

Other Financial Instruments*
Access Capital Community Investment Fund	799,390	—	—	799,390
Emerging Market Select Bond Fund	8,507	2,504,940	—	2,513,447
Global High Yield Bond Fund	—	2,606	—	2,606
Global Convertible Bond Fund	—	62,080	—	62,080
Absolute Return Fund	8,672	291,793	—	300,465
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(857,499)	—	—	(857,499)
Emerging Market Select Bond Fund	—	(703,587)	—	(703,587)
Global High Yield Bond Fund	—	(187,850)	—	(187,850)
Global Convertible Bond Fund	—	(68,883)	—	(68,883)
Absolute Return Fund	(31,870)	(435,538)	—	(467,408)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(c)	Level 1 investments consist of Investment Companies.
(d)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the period ended December 31, 2012, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $155,000 were due to the absence of an active trading market for the securities on December 31, 2012. Securities were transferred from Level 2 to Level 1 in the amount of $1,066,224 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund	Microcap Value Fund
	(Common Stocks-Industrials)	(Common Stocks-Energy Financials, Health Care, Materials)
Balance as of 09/30/12 (value)	$592,946	$20,550
Transfers in	—	—
Change in unrealized appreciation (depreciation) *	(6,688)	—

Balance as of 12/31/12 (value)	$586,258	$20,550

*Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2012.

The Funds’ assets assigned to the Level 3 category were valued using observable market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The significant unobservable inputs used in fair value measurement of the Fund’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2012 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Enterprise Fund	$ 4,116,532	2018

Microcap Value Fund	17,632,206	2018

Prime Money Market Fund	4,195,564	2017

Tax Free Money Market Fund	10,264	2019

Access Capital Community Investment Fund	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2012, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $3,615,809 and a long-term capital loss carryforward of $6,200,860 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Deferred Qualified Late-Year Losses
SMID Cap Growth Fund	$314,732
Enterprise Fund	230,894
Small Cap Core Fund	165,592
Mid Cap Value Fund	991
Tax Free Money Market Fund	6,606
Access Capital Community Investment Fund	5,475,077
Emerging Market Corporate Bond Fund	4,583
Global High Yield Bond Fund	2,870

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2012, Global High Yield Bond had outstanding bridge loan commitments of $350,000. In connection with these commitments, Global High Yield Bond earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 25, 2013

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	February 25, 2013

* Print the name and title of each signing officer under his or her signature.